UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2015 through February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 29, 2016

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

MARCH 16, 2016 (Unaudited)

Dear Shareholder,

Even as the U.S. economy continued to steadily strengthen during the past year, the drag from slowing growth in the rest of the world increased and was reflected by turbulent financial markets and highly active central banks.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

Gains in employment and consumer spending throughout 2015 helped persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in more than a decade. Meanwhile, leading central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March meeting.

Throughout the past twelve months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of defaults, particularly in the U.S. market for high yield bonds (also known as “junk bonds”). Also, energy companies have sharply curtailed spending on new projects, which has hurt the broader industrial sector that supplies pipeline, construction materials and machinery to oil exploration and production.

Along with lower oil prices, the U.S. dollar’s strength relative to other currencies was an important economic factor over the past twelve months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of

2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the twelve months. Gross domestic product (GDP) grew by 2.4% in 2015, matching 2014 output. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the twelve months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.5%, though wage growth during the period was 2.2%, barely outpacing the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the relative strength of the U.S. economy provides support for both U.S. equity and bond markets, it was not enough to overcome the slowdown in corporate earnings and weakening demand overseas. The S&P 500 reached a record high in mid-May and then suffered sell-offs in August 2015 and January 2016. Bond markets benefitted somewhat from investors’ search for safe havens amid market volatility, but with global interest rates at historic lows, yields on fixed-income investments were slight.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a properly diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset Management

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Financial markets experienced increased volatility and deepening investor concern about slowing economic growth in China, anemic growth in Europe and Japan, the strength of the U.S. dollar and expectations for rising interest rates in the U.S. Overproduction and declining demand continued to hold down energy prices, and prices for other commodities also slumped during the twelve month reporting period.

Meanwhile, interest rates on intermediate and long term bonds moved lower as both domestic and foreign economic and financial factors came into play and periodically influenced market movements. However, interest rates on bonds with shorter maturities rose in response to the U.S. Federal Reserve’s December interest rate increase, thus resulting in a flattening of the yield curve over the twelve month period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. For the twelve months ended February 29, 2016, the Barclays U.S. Aggregate Index returned 1.50%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Core Bond Trust*	2.35%
Barclays U.S. Aggregate Index	1.50%

Net Assets as of 2/29/2016 (In Thousands)	$4,210,606
Duration as of 2/29/2016	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund outperformed the Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight position and security selection in the mortgage-backed securities sector were leading contributors to performance. The Fund’s allocation to both agency and non-agency collateralized mortgage obligations, which are not held in the Benchmark, also contributed to relative performance. During the twelve month period, the middle portion of the yield curve outperformed the shorter and longer ends of the curve and the Fund’s overweight position in the middle 5-10 year portion of the yield curve helped relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

The Fund’s underweight positions in U.S. Treasury bonds and agency bonds and its security selection in asset-backed securities were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	25.0%
Corporate Bonds	19.7
Collateralized Mortgage Obligations	18.0
Mortgage Pass-Through Securities	16.5
Asset-Backed Securities	10.8
Commercial Mortgage-Backed Securities	2.9
U.S. Government Agency Securities	2.3
Foreign Government Securities	1.3
Others (each less than 1.0%)	0.5
Short-Term Investment	3.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	2.35%	4.12%	5.67%

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	(6.24)%
S&P 500 Index**	(6.19)%

Net Assets as of 2/29/2016 (In Thousands)	$275,952

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund performed in line with the S&P 500 Index (the “Benchmark”) for the twelve months ended February 29, 2016. This was consistent with its indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

The U.S. equity market recorded record highs in March and April and then reached a peak in mid-May that coincided with a peak in U.S. corporate earnings. In the face of rising volatility and investor selling in China’s financial markets, global equity prices turned sharply lower in mid August and generally did not rebound until October. U.S. equities prices dropped again in January for the worst one-week start to any year on record.

Seven out of ten sectors in the Benchmark posted negative returns for the twelve month reporting period. The energy and materials sectors were the largest detractors from Benchmark performance, while the telecommunication services and utilities sectors were the largest positive contributors to Benchmark performance.

HOW WAS THE FUND POSITIONED?

The Fund was managed in conformity with an index replication strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	3.2%
2.	Microsoft Corp.	2.4
3.	Exxon Mobil Corp.	2.0
4.	Johnson & Johnson	1.7
5.	General Electric Co.	1.6
6.	Berkshire Hathaway, Inc., Class B	1.5
7.	Facebook, Inc., Class A	1.4
8.	AT&T, Inc.	1.3
9.	Procter & Gamble Co. (The)	1.3
10.	Wells Fargo & Co.	1.3

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	20.2%
Financials	15.5
Health Care	14.6
Consumer Discretionary	12.8
Consumer Staples	10.6
Industrials	10.1
Energy	6.5
Utilities	3.3
Materials	2.8
Telecommunication Services	2.8
Exchange Traded Fund	0.1
Short-Term Investments	0.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	(6.24)%	10.01%	6.32%

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper S&P 500 Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. Index levels are based on total return in U.S. dollars. The Lipper S&P 500 Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Intermediate Bond Trust*	2.47%
Barclays Intermediate U.S. Government/Credit Index	1.83%

Net Assets as of 2/29/2016 (In Thousands)	$453,013
Duration as of 2/29/2016	3.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund outperformed the Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”).

During the twelve month reporting period, the Fund’s out-of-Benchmark positions in mortgage-backed securities, particularly mortgage pass-through securities and collateralized mortgage obligations, were leading contributors to performance relative to the Benchmark. The Fund’s shorter overall duration also contributed to relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively. The Fund’s underweight position in U.S. Treasury bonds was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasuries and in the corporate credit sector. The Fund was overweight in securities with maturities in the intermediate part (5-10 years) of the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	31.5%
Corporate Bonds	18.2
Collateralized Mortgage Obligations	18.2
Asset-Backed Securities	12.9
Mortgage Pass-Through Securities	8.7
Commercial Mortgage-Backed Securities	2.0
U.S. Government Agency Securities	1.7
Others (each less than 1.0%)	1.0
Short-Term Investment	5.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	2.47%	3.58%	5.04%

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Intermediate

U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 10.8%
	Academic Loan Funding Trust,
1,038	Series 2012-1A, Class A1, VAR, 1.236%, 12/27/22 (e)	1,031
1,654	Series 2013-1A, Class A, VAR, 1.236%, 12/26/44 (e)	1,625
	Ally Auto Receivables Trust,
686	Series 2013-2, Class A3, 0.790%, 01/15/18	686
300	Series 2013-2, Class A4, 1.240%, 11/15/18	300
1,981	Series 2014-SN2, Class A3, 1.030%, 09/20/17	1,978
1,267	Series 2016-1, Class A2A, 1.200%, 08/15/18	1,267
	American Credit Acceptance Receivables Trust,
914	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	914
226	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	225
759	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	756
1,826	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	1,823
1,225	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	1,203
2,590	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	2,599
	American Homes 4 Rent Trust,
1,000	Series 2014-SFR1, Class C, VAR, 2.179%, 06/17/31 (e)	950
2,935	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,059
2,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	1,933
850	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	845
2,939	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	2,999
500	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	494
2,380	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	2,418
4,186	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	4,206
1,275	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,206
	AmeriCredit Automobile Receivables Trust,
285	Series 2013-5, Class A3, 0.900%, 09/10/18	285
536	Series 2015-2, Class A2A, 0.830%, 09/10/18	535
999	Series 2016-1, Class A3, 1.810%, 10/08/20	1,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,649	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,551
201	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	201
1,858	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,854
	B2R Mortgage Trust,
1,796	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,779
3,013	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	3,070
1,400	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	1,403
1,515	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	1,487
	BCC Funding Corp. X,
3,470	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	3,462
550	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	537
320	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.806%, 04/25/36	304
218	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	218
632	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	630
	Cabela’s Credit Card Master Note Trust,
700	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	702
880	Series 2015-2, Class A1, 2.250%, 07/17/23	890
2,715	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	2,711
	CarFinance Capital Auto Trust,
223	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	223
375	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	375
1,034	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	1,026
3,207	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.522%, 10/15/21 (e)	3,207
	CarMax Auto Owner Trust,
385	Series 2013-4, Class A3, 0.800%, 07/16/18	385
440	Series 2013-4, Class A4, 1.280%, 05/15/19	439

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,964	Series 2015-2, Class A2A, 0.820%, 06/15/18	3,961
	Carnow Auto Receivables Trust,
483	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	482
2,617	Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	2,609
156	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	158
991	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,009
	Citi Held For Asset Issuance,
1,407	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	1,404
1,459	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	1,427
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,091
207	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.816%, 12/25/33	199
4,918	Colony American Homes, Series 2014-2A, Class A, VAR, 1.377%, 07/17/31 (e)	4,764
2,800	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,079	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	313
659	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	659
	CPS Auto Receivables Trust,
194	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	194
107	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	107
701	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	701
597	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	597
938	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	936
141	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	140
2,198	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	2,182
700	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	676
1,421	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	1,410

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

223	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	221
5,396	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	5,355
2,535	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	2,515
1,376	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	1,381
2,844	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	2,844
	CPS Auto Trust,
437	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	436
71	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	70
	Credit Acceptance Auto Loan Trust,
1,800	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	1,795
3,022	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	3,018
579	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	577
388	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.336%, 10/25/34	365
	Drive Auto Receivables Trust,
81	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	81
1,471	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	1,442
2,449	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	2,449
2,882	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	2,809
422	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	421
1,059	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	1,038
1,320	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	1,300
1,898	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	1,899
2,535	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	2,542
	DT Auto Owner Trust,
563	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	562
498	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	498

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,655	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	1,652
1,808	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	1,776
3,919	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	3,919
	Exeter Automobile Receivables Trust,
97	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	97
577	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	576
1,394	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	1,390
556	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	549
1,153	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	1,151
2,125	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	2,104
2,318	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	2,308
2,880	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	2,875
	Fifth Third Auto Trust,
78	Series 2013-1, Class A3, 0.880%, 10/16/17	78
216	Series 2014-3, Class A2A, 0.570%, 05/15/17	216
413	Series 2014-3, Class A3, 0.960%, 03/15/19	412
	First Investors Auto Owner Trust,
772	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	771
884	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	880
1,462	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	1,458
1,868	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	1,864
373	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	360
	FirstKey Lending Trust,
6,742	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	6,682
2,246	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	2,195
	Flagship Credit Auto Trust,
73	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	73
364	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	364

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

439	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	436
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	242
1,195	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,190
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	874
440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	415
1,786	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	1,763
5,266	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	5,253
757	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	748
756	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	714
	Ford Credit Auto Owner Trust,
358	Series 2014-C, Class A2, 0.610%, 08/15/17	357
1,223	Series 2014-C, Class A3, 1.060%, 05/15/19	1,223
3,956	Series 2015-B, Class A2A, 0.720%, 03/15/18	3,953
106	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	107
3,348	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	3,334
204	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	184
2,470	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	2,433
1,433	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,404
	GLS Auto Receivables Trust,
4,546	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	4,520
1,431	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	1,418
880	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	879
	GO Financial Auto Securitization Trust,
2,716	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	2,712
1,618	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	1,614
3,556	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	3,533
1,592	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	1,594

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,385	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 3.438%, 10/15/46 (e)	1,383
137	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.636%, 03/25/36	122
	Honda Auto Receivables Owner Trust,
684	Series 2013-4, Class A3, 0.690%, 09/18/17	684
790	Series 2014-2, Class A3, 0.770%, 03/19/18	789
457	Series 2015-1, Class A2, 0.700%, 06/15/17	456
761	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.632%, 11/20/36	758
	Hyundai Auto Receivables Trust,
481	Series 2015-A, Class A2, 0.680%, 10/16/17	481
682	Series 2015-B, Class A2A, 0.690%, 04/16/18	681
931	Series 2015-B, Class A3, 1.120%, 11/15/19	930
3,750	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.429%, 06/17/31 (e)	3,647
	KGS-Alpha SBA COOF Trust,
12,725	Series 2012-2, Class A, IO, VAR, 0.897%, 08/25/38 (e)	366
9,047	Series 2013-2, Class A, IO, VAR, 1.620%, 03/25/39 (e)	454
4,118	Series 2015-2, Class A, IO, VAR, 2.744%, 07/25/41 (e)	580
282	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.636%, 01/25/36	271
	LV Tower 52 Issuer LLC,
4,062	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	3,973
1,941	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	1,837
	MarketPlace Loan Trust,
720	Series 2015-OD1, Class A, 3.250%, 06/17/17	718
500	Series 2015-OD1, Class B, 5.250%, 06/17/17	497
693	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	692
713	Series 2015-OD2, Class B, 5.250%, 08/17/17 (e)	710
2,877	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	2,861
962	Series 2015-OD3, Class B, 5.250%, 09/17/17 (e)	955
2,697	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	2,679

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,087	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	1,075
3,273	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	3,268
954	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	997
	Nationstar HECM Loan Trust,
1,534	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,532
257	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	257
1,526	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	1,526
1,121	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	1,121
122	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	122
502	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.779%, 12/07/20	501
780	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.184%, 11/25/33	802
3,542	Nissan Auto Lease Trust, Series 2015-A, Class A2A, 0.990%, 11/15/17	3,541
	Nissan Auto Receivables Owner Trust,
56	Series 2012-A, Class A4, 1.000%, 07/16/18	56
799	Series 2014-B, Class A3, 1.110%, 05/15/19	799
	NRPL Trust,
3,027	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	3,021
1,522	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	1,521
6,940	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	6,802
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
3,500	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	3,488
1,000	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	999
1,500	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	1,496
2,411	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	2,412
850	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	849
	Oak Hill Advisors Residential Loan Trust,
3,025	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	3,001

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,371	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,358
1,901	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	1,895
1,558	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	1,530
2,433	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	2,419
769	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	754
	Ocwen Master Advance Receivables Trust,
492	Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	492
2,668	Series 2015-T1, Class BT1, 3.031%, 09/17/46 (e)	2,661
1,752	Series 2015-T1, Class DT1, 4.100%, 09/17/46 (e)	1,749
751	Series 2015-T2, Class DT2, 4.258%, 11/15/46 (e)	750
2,934	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	2,937
654	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	654
487	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	487
2,500	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	2,505
2,952	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	2,951
	OneMain Financial Issuance Trust,
2,744	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,739
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	393
3,672	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	3,655
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,440
4,603	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	4,523
550	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	539
9,374	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	9,160
1,911	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	1,829
	Oportun Funding II LLC,
4,448	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,448

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,622
199	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.373%, 10/25/34	199
334	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	333
	Pretium Mortgage Credit Partners I LLC,
1,830	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,806
2,000	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	1,967
2,353	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	2,356
	Progreso Receivables Funding III LLC,
3,531	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	3,531
906	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	906
	Progreso Receivables Funding IV LLC,
1,603	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	1,593
726	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	726
	Progress Residential Trust,
3,972	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,880
2,012	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,950
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,474
1,230	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,139
5,256	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,320
295	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	293
1,200	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,217
	Purchasing Power Funding LLC,
4,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	3,980
1,258	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,258
1,035	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.736%, 03/25/36	1,011
1,149	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	1,149

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
293	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	130
2,810	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	2,793
	Santander Drive Auto Receivables Trust,
1,726	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	1,713
403	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	400
1,546	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	1,534
233	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	236
287	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.384%, 01/25/36	204
975	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	966
893	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	892
69	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	69
	SpringCastle America Funding LLC,
5,552	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	5,529
1,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	1,504
	Springleaf Funding Trust,
6,533	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	6,522
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	523
3,841	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	3,785
1,087	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	1,019
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
2,499	Series 2015-T2, Class CT2, 3.740%, 01/15/47 (e)	2,500
1,719	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	1,719
8,499	Series 2015-T3, Class CT3, 3.910%, 07/15/47 (e)	8,520
131	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	130

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,377	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	2,365
4,251	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.381%, 10/15/21 (e)	4,187
957	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.679%, 05/17/32 (e)	915
	Truman Capital Mortgage Loan Trust,
583	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	580
839	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	830
321	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	320
2,919	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	2,870
3,691	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	3,663
4,020	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	3,952
696	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	692
667	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	659
	VOLT XIX LLC,
2,025	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	2,026
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	393
2,770	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	2,766
	VOLT XXII LLC,
2,109	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,091
666	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	638
2,563	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	2,539
7,688	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	7,565
	VOLT XXVI LLC,
1,550	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,527
921	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	904

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,530		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	4,461
2,979		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,935
2,501		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	2,466
2,463		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,420
3,126		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	3,091
1,247		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	1,241
		Westgate Resorts LLC,
137		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	137
502		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	502
496		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	493
		World Omni Auto Receivables Trust,
607		Series 2013-B, Class A3, 0.830%, 08/15/18	606
413		Series 2013-B, Class A4, 1.320%, 01/15/20	413

		Total Asset-Backed Securities (Cost $460,260)	456,103

Collateralized Mortgage Obligations — 18.0%
		Agency CMO — 13.8%
		Federal Home Loan Mortgage Corp.,
4,225		08/15/22	4,215
2,894		08/01/23	2,893
8,900		05/20/55	8,867
140		Federal Home Loan Mortgage Corp. — Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	154
		Federal Home Loan Mortgage Corp. REMIC,
4		Series 22, Class C, 9.500%, 04/15/20	4
7		Series 23, Class F, 9.600%, 04/15/20	7
—	(h)	Series 47, Class F, 10.000%, 06/15/20	1
2		Series 99, Class Z, 9.500%, 01/15/21	2
—	(h)	Series 204, Class E, HB, IF, 1,803.548%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
3		Series 1065, Class J, 9.000%, 04/15/21	4
1		Series 1079, Class S, HB, IF, 32.548%, 05/15/21	1
3		Series 1084, Class F, VAR, 1.377%, 05/15/21	3
2		Series 1084, Class S, HB, IF, 43.304%, 05/15/21	3

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
6		Series 1116, Class I, 5.500%, 08/15/21	7
8		Series 1144, Class KB, 8.500%, 09/15/21	9
—	(h)	Series 1172, Class L, HB, VAR, 1,167.776%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,147.060%, 01/15/22	3
7		Series 1250, Class J, 7.000%, 05/15/22	7
12		Series 1343, Class LA, 8.000%, 08/15/22	14
16		Series 1343, Class LB, 7.500%, 08/15/22	18
27		Series 1370, Class JA, VAR, 1.577%, 09/15/22	27
26		Series 1455, Class WB, IF, 4.462%, 12/15/22	28
124		Series 1466, Class PZ, 7.500%, 02/15/23	138
2		Series 1470, Class F, VAR, 1.655%, 02/15/23	2
142		Series 1498, Class I, VAR, 1.577%, 04/15/23	145
206		Series 1502, Class PX, 7.000%, 04/15/23	225
24		Series 1505, Class Q, 7.000%, 05/15/23	27
55		Series 1518, Class G, IF, 8.579%, 05/15/23	66
18		Series 1541, Class M, HB, IF, 24.900%, 07/15/23	28
48		Series 1541, Class O, VAR, 1.190%, 07/15/23	49
5		Series 1570, Class F, VAR, 2.155%, 08/15/23	6
187		Series 1573, Class PZ, 7.000%, 09/15/23	208
110		Series 1591, Class PV, 6.250%, 10/15/23	122
27		Series 1602, Class SA, HB, IF, 21.362%, 10/15/23	43
497		Series 1608, Class L, 6.500%, 09/15/23	567
330		Series 1638, Class H, 6.500%, 12/15/23	376
229		Series 1642, Class PJ, 6.000%, 11/15/23	252
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	21
12		Series 1686, Class SH, IF, 18.277%, 02/15/24	17
79		Series 1695, Class EB, 7.000%, 03/15/24	89
16		Series 1699, Class FC, VAR, 1.027%, 03/15/24	16
85		Series 1700, Class GA, PO, 02/15/24	82
210		Series 1706, Class K, 7.000%, 03/15/24	235
8		Series 1709, Class FA, VAR, 1.250%, 03/15/24	8
26		Series 1745, Class D, 7.500%, 08/15/24	29

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
476	Series 1760, Class ZD, VAR, 1.600%, 02/15/24	479
173	Series 1798, Class F, 5.000%, 05/15/23	186
3	Series 1807, Class G, 9.000%, 10/15/20	3
44	Series 1829, Class ZB, 6.500%, 03/15/26	48
45	Series 1863, Class Z, 6.500%, 07/15/26	51
39	Series 1865, Class D, PO, 02/15/24	35
39	Series 1890, Class H, 7.500%, 09/15/26	45
121	Series 1899, Class ZE, 8.000%, 09/15/26	139
7	Series 1935, Class FL, VAR, 1.127%, 02/15/27	7
84	Series 1963, Class Z, 7.500%, 01/15/27	97
12	Series 1970, Class PG, 7.250%, 07/15/27	14
152	Series 1981, Class Z, 6.000%, 05/15/27	170
53	Series 1987, Class PE, 7.500%, 09/15/27	59
137	Series 2019, Class Z, 6.500%, 12/15/27	153
38	Series 2033, Class SN, HB, IF, 28.489%, 03/15/24	21
104	Series 2038, Class PN, IO, 7.000%, 03/15/28	24
233	Series 2040, Class PE, 7.500%, 03/15/28	267
32	Series 2043, Class CJ, 6.500%, 04/15/28	36
158	Series 2054, Class PV, 7.500%, 05/15/28	181
311	Series 2075, Class PH, 6.500%, 08/15/28	347
350	Series 2075, Class PM, 6.250%, 08/15/28	392
93	Series 2086, Class GB, 6.000%, 09/15/28	104
145	Series 2089, Class PJ, IO, 7.000%, 10/15/28	17
420	Series 2095, Class PE, 6.000%, 11/15/28	479
133	Series 2125, Class JZ, 6.000%, 02/15/29	147
31	Series 2132, Class SB, HB, IF, 28.703%, 03/15/29	58
13	Series 2134, Class PI, IO, 6.500%, 03/15/19	1
175	Series 2136, Class PG, 6.000%, 03/15/29	200
52	Series 2141, Class IO, IO, 7.000%, 04/15/29	6
51	Series 2163, Class PC, IO, 7.500%, 06/15/29	7
517	Series 2169, Class TB, 7.000%, 06/15/29	594
271	Series 2172, Class QC, 7.000%, 07/15/29	307
241	Series 2176, Class OJ, 7.000%, 08/15/29	281
137	Series 2201, Class C, 8.000%, 11/15/29	158
134	Series 2209, Class TC, 8.000%, 01/15/30	162
221	Series 2210, Class Z, 8.000%, 01/15/30	256
44	Series 2224, Class CB, 8.000%, 03/15/30	53
120	Series 2230, Class Z, 8.000%, 04/15/30	140
97	Series 2234, Class PZ, 7.500%, 05/15/30	112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
84	Series 2247, Class Z, 7.500%, 08/15/30	98
127	Series 2256, Class MC, 7.250%, 09/15/30	147
204	Series 2259, Class ZM, 7.000%, 10/15/30	234
6	Series 2261, Class ZY, 7.500%, 10/15/30	7
28	Series 2262, Class Z, 7.500%, 10/15/30	33
262	Series 2271, Class PC, 7.250%, 12/15/30	302
241	Series 2283, Class K, 6.500%, 12/15/23	266
117	Series 2296, Class PD, 7.000%, 03/15/31	137
35	Series 2306, Class K, PO, 05/15/24	34
83	Series 2306, Class SE, IF, IO, 8.500%, 05/15/24	10
147	Series 2313, Class LA, 6.500%, 05/15/31	168
184	Series 2325, Class PM, 7.000%, 06/15/31	216
24	Series 2344, Class QG, 6.000%, 08/15/16	24
1,208	Series 2344, Class ZD, 6.500%, 08/15/31	1,420
98	Series 2344, Class ZJ, 6.500%, 08/15/31	112
99	Series 2345, Class NE, 6.500%, 08/15/31	115
11	Series 2345, Class PQ, 6.500%, 08/15/16	11
99	Series 2351, Class PZ, 6.500%, 08/15/31	114
854	Series 2353, Class AZ, 6.000%, 09/15/31	973
14	Series 2353, Class TD, 6.000%, 09/15/16	14
8	Series 2355, Class BP, 6.000%, 09/15/16	8
7	Series 2359, Class PM, 6.000%, 09/15/16	7
383	Series 2359, Class ZB, 8.500%, 06/15/31	454
20	Series 2360, Class PG, 6.000%, 09/15/16	20
2	Series 2363, Class PF, 6.000%, 09/15/16	2
9	Series 2366, Class MD, 6.000%, 10/15/16	9
195	Series 2367, Class ME, 6.500%, 10/15/31	222
19	Series 2391, Class QR, 5.500%, 12/15/16	19
16	Series 2394, Class MC, 6.000%, 12/15/16	16
425	Series 2396, Class FM, VAR, 0.877%, 12/15/31	430
216	Series 2399, Class OH, 6.500%, 01/15/32	244
363	Series 2399, Class TH, 6.500%, 01/15/32	408
346	Series 2410, Class NG, 6.500%, 02/15/32	394
130	Series 2410, Class OE, 6.375%, 02/15/32	139
241	Series 2410, Class QS, IF, 18.390%, 02/15/32	387
130	Series 2410, Class QX, IF, IO, 8.223%, 02/15/32	42
270	Series 2412, Class SP, IF, 15.246%, 02/15/32	370
383	Series 2420, Class XK, 6.500%, 02/15/32	433
347	Series 2423, Class MC, 7.000%, 03/15/32	402
304	Series 2423, Class MT, 7.000%, 03/15/32	353
26	Series 2425, Class OB, 6.000%, 03/15/17	27
612	Series 2430, Class WF, 6.500%, 03/15/32	711
354	Series 2434, Class TC, 7.000%, 04/15/32	416

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
403	Series 2435, Class CJ, 6.500%, 04/15/32	473
281	Series 2436, Class MC, 7.000%, 04/15/32	316
237	Series 2444, Class ES, IF, IO, 7.523%, 03/15/32	66
161	Series 2450, Class GZ, 7.000%, 05/15/32	186
189	Series 2450, Class SW, IF, IO, 7.573%, 03/15/32	53
768	Series 2455, Class GK, 6.500%, 05/15/32	883
4	Series 2458, Class QE, 5.500%, 06/15/17	4
263	Series 2462, Class JG, 6.500%, 06/15/32	303
595	Series 2464, Class SI, IF, IO, 7.573%, 02/15/32	137
575	Series 2466, Class PH, 6.500%, 06/15/32	667
289	Series 2474, Class NR, 6.500%, 07/15/32	331
344	Series 2484, Class LZ, 6.500%, 07/15/32	399
434	Series 2500, Class MC, 6.000%, 09/15/32	497
12	Series 2503, Class BH, 5.500%, 09/15/17	13
69	Series 2508, Class AQ, 5.500%, 10/15/17	71
320	Series 2512, Class PG, 5.500%, 10/15/22	349
174	Series 2535, Class BK, 5.500%, 12/15/22	189
134	Series 2537, Class TE, 5.500%, 12/15/17	138
622	Series 2543, Class YX, 6.000%, 12/15/32	703
593	Series 2544, Class HC, 6.000%, 12/15/32	676
686	Series 2552, Class ME, 6.000%, 01/15/33	786
679	Series 2567, Class QD, 6.000%, 02/15/33	775
430	Series 2568, Class KG, 5.500%, 02/15/23	472
79	Series 2571, Class SK, HB, IF, 32.659%, 09/15/23	142
1,684	Series 2575, Class ME, 6.000%, 02/15/33	1,861
217	Series 2586, Class WI, IO, 6.500%, 03/15/33	40
302	Series 2587, Class WX, 5.000%, 03/15/18	310
460	Series 2596, Class QG, 6.000%, 03/15/33	507
111	Series 2611, Class UH, 4.500%, 05/15/18	114
207	Series 2617, Class GR, 4.500%, 05/15/18	212
159	Series 2626, Class NS, IF, IO, 6.123%, 06/15/23	8
229	Series 2631, Class LC, 4.500%, 06/15/18	235
113	Series 2636, Class Z, 4.500%, 06/15/18	117
158	Series 2637, Class SA, IF, IO, 5.673%, 06/15/18	8
24	Series 2638, Class DS, IF, 8.173%, 07/15/23	26
107	Series 2650, Class PO, PO, 12/15/32	106
549	Series 2650, Class SO, PO, 12/15/32	538
170	Series 2651, Class VZ, 4.500%, 07/15/18	176

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
821	Series 2675, Class CK, 4.000%, 09/15/18	841
499	Series 2684, Class PO, PO, 01/15/33	496
94	Series 2692, Class SC, IF, 12.433%, 07/15/33	109
252	Series 2695, Class DG, 4.000%, 10/15/18	259
3	Series 2696, Class CO, PO, 10/15/18	3
1,064	Series 2710, Class HB, 5.500%, 11/15/23	1,162
674	Series 2716, Class UN, 4.500%, 12/15/23	718
322	Series 2720, Class PC, 5.000%, 12/15/23	348
193	Series 2744, Class PE, 5.500%, 02/15/34	205
327	Series 2744, Class TU, 5.500%, 05/15/32	333
9	Series 2780, Class JG, 4.500%, 04/15/19	9
478	Series 2783, Class AT, 4.000%, 04/15/19	490
1,213	Series 2809, Class UC, 4.000%, 06/15/19	1,248
50	Series 2835, Class QO, PO, 12/15/32	46
51	Series 2840, Class JO, PO, 06/15/23	50
127	Series 2922, Class JN, 4.500%, 02/15/20	132
370	Series 2934, Class EC, PO, 02/15/20	359
308	Series 2934, Class HI, IO, 5.000%, 02/15/20	21
274	Series 2934, Class KI, IO, 5.000%, 02/15/20	17
202	Series 2958, Class QD, 4.500%, 04/15/20	208
1,165	Series 2965, Class GD, 4.500%, 04/15/20	1,208
24	Series 2989, Class PO, PO, 06/15/23	24
3,367	Series 2990, Class UZ, 5.750%, 06/15/35	3,877
1,233	Series 3004, Class EK, 5.500%, 07/15/35	1,344
66	Series 3014, Class OD, PO, 08/15/35	63
944	Series 3047, Class OD, 5.500%, 10/15/35	1,093
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,628
15	Series 3068, Class AO, PO, 01/15/35	14
185	Series 3068, Class QB, 4.500%, 06/15/20	189
1,483	Series 3074, Class BH, 5.000%, 11/15/35	1,616
340	Series 3085, Class WF, VAR, 1.227%, 08/15/35	346
587	Series 3102, Class FB, VAR, 0.727%, 01/15/36	588
136	Series 3102, Class HS, HB, IF, 23.001%, 01/15/36	220
690	Series 3117, Class EO, PO, 02/15/36	662
398	Series 3117, Class OK, PO, 02/15/36	381
19	Series 3122, Class ZB, 6.000%, 03/15/36	30
1,391	Series 3131, Class BK, 5.500%, 03/15/26	1,534
116	Series 3134, Class PO, PO, 03/15/36	111
552	Series 3138, Class PO, PO, 04/15/36	527
31	Series 3149, Class SO, PO, 05/15/36	27

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
436	Series 3151, Class UC, 5.500%, 08/15/35	459
496	Series 3152, Class MO, PO, 03/15/36	470
127	Series 3171, Class MO, PO, 06/15/36	121
450	Series 3179, Class OA, PO, 07/15/36	419
93	Series 3194, Class SA, IF, IO, 6.673%, 07/15/36	15
464	Series 3211, Class SO, PO, 09/15/36	411
216	Series 3218, Class AO, PO, 09/15/36	206
437	Series 3219, Class DI, IO, 6.000%, 04/15/36	82
1,153	Series 3229, Class HE, 5.000%, 10/15/26	1,257
459	Series 3232, Class ST, IF, IO, 6.273%, 10/15/36	80
181	Series 3233, Class OP, PO, 05/15/36	172
292	Series 3256, Class PO, PO, 12/15/36	280
627	Series 3260, Class CS, IF, IO, 5.713%, 01/15/37	94
341	Series 3261, Class OA, PO, 01/15/37	324
161	Series 3274, Class JO, PO, 02/15/37	149
121	Series 3275, Class FL, VAR, 0.867%, 02/15/37	122
664	Series 3290, Class SB, IF, IO, 6.023%, 03/15/37	103
1,211	Series 3315, Class HZ, 6.000%, 05/15/37	1,306
57	Series 3318, Class AO, PO, 05/15/37	53
88	Series 3326, Class JO, PO, 06/15/37	83
337	Series 3331, Class PO, PO, 06/15/37	318
291	Series 3385, Class SN, IF, IO, 5.573%, 11/15/37	39
500	Series 3387, Class SA, IF, IO, 5.993%, 11/15/37	82
798	Series 3404, Class SC, IF, IO, 5.573%, 01/15/38	121
4,371	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	48
503	Series 3424, Class PI, IF, IO, 6.373%, 04/15/38	84
967	Series 3481, Class SJ, IF, IO, 5.423%, 08/15/38	137
690	Series 3511, Class SA, IF, IO, 5.573%, 02/15/39	130
216	Series 3549, Class FA, VAR, 1.627%, 07/15/39	220
269	Series 3607, Class BO, PO, 04/15/36	255
858	Series 3607, Class OP, PO, 07/15/37	771
456	Series 3607, Class PO, PO, 05/15/37	437
126	Series 3611, Class PO, PO, 07/15/34	119

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
353	Series 3621, Class BO, PO, 01/15/40	315
417	Series 3720, Class A, 4.500%, 09/15/25	452
860	Series 3739, Class LI, IO, 4.000%, 03/15/34	20
2,527	Series 3747, Class HI, IO, 4.500%, 07/15/37	121
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,103
1,432	Series 3759, Class HI, IO, 4.000%, 08/15/37	81
1,291	Series 3760, Class GI, IO, 4.000%, 10/15/37	54
9,334	Series 3774, Class EW, 3.500%, 12/15/25	10,050
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,417
51	Series 3798, Class BF, VAR, 0.727%, 06/15/24	51
417	Series 3804, Class FN, VAR, 0.877%, 03/15/39	418
2,398	Series 3819, Class ZQ, 6.000%, 04/15/36	2,741
551	Series 3852, Class QN, IF, 5.500%, 05/15/41	598
1,647	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,864
1,848	Series 3920, Class LP, 5.000%, 01/15/34	2,061
1,117	Series 3925, Class FL, VAR, 0.877%, 01/15/41	1,125
870	Series 3957, Class B, 4.000%, 11/15/41	936
1,145	Series 3966, Class NA, 4.000%, 12/15/41	1,247
623	Series 3997, Class PF, VAR, 0.877%, 11/15/39	625
2,584	Series 4048, Class FJ, VAR, 0.828%, 07/15/37	2,583
2,000	Series 4217, Class KY, 3.000%, 06/15/43	2,055
6,578	Series 4219, Class JA, 3.500%, 08/15/39	6,942
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,606
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,665
6,024	Series 4374, Class NC, SUB, 1.750%, 02/15/46	6,289
	Federal Home Loan Mortgage Corp. STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
899	Series 233, Class 11, IO, 5.000%, 09/15/35	141
1,273	Series 233, Class 13, IO, 5.000%, 09/15/35	204
188	Series 243, Class 16, IO, 4.500%, 11/15/20	9
442	Series 243, Class 17, IO, 4.500%, 12/15/20	25
7,458	Series 262, Class 35, 3.500%, 07/15/42	7,784
2,036	Series 264, Class F1, VAR, 0.977%, 07/15/42	2,008
8,027	Series 299, Class 300, 3.000%, 01/15/43	8,206
2,255	Series 310, Class PO, PO, 09/15/43	1,847
4,407	Series 323, Class 300, 3.000%, 01/15/44	4,499

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
459	Series T-41, Class 3A, VAR, 5.990%, 07/25/32	535
269	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	330
1,609	Series T-54, Class 2A, 6.500%, 02/25/43	1,937
479	Series T-54, Class 3A, 7.000%, 02/25/43	574
186	Series T-58, Class APO, PO, 09/25/43	161
408	Series T-59, Class 1AP, PO, 10/25/43	340
1,617	Series T-76, Class 2A, VAR, 2.929%, 10/25/37	1,678
	Federal National Mortgage Association — ACES,
3,201	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,476
1,416	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,531
8,500	Series 2011-M2, Class A3, 3.764%, 04/25/21	9,333
4,100	Series 2012-M9, Class A2, 2.482%, 04/25/22	4,227
210	Series 2012-M11, Class FA, VAR, 0.932%, 08/25/19	210
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,884
8,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	8,098
4,200	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,280
2,664	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,874
2,500	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	2,693
153	Series 2014-M5, Class FA, VAR, 0.777%, 01/25/17	153
7,700	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	8,042
3,818	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	4,009
5,740	Series 2015-M7, Class A2, 2.590%, 12/25/24	5,810
6,000	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	6,189
8,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	9,096
9,693	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	10,052

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
		Federal National Mortgage Association Grantor Trust,
760		Series 2002-T19, Class A2, 7.000%, 07/25/42	906
595		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	710
		Federal National Mortgage Association REMIC,
2		Series 1988-7, Class Z, 9.250%, 04/25/18	2
6		Series 1989-70, Class G, 8.000%, 10/25/19	7
3		Series 1989-78, Class H, 9.400%, 11/25/19	3
5		Series 1989-83, Class H, 8.500%, 11/25/19	5
4		Series 1989-89, Class H, 9.000%, 11/25/19	4
4		Series 1990-1, Class D, 8.800%, 01/25/20	5
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
10		Series 1990-102, Class J, 6.500%, 08/25/20	11
11		Series 1990-120, Class H, 9.000%, 10/25/20	12
1		Series 1990-134, Class SC, HB, IF, 20.946%, 11/25/20	1
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
4		Series 1991-24, Class Z, 5.000%, 03/25/21	5
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
25		Series 1992-136, Class PK, 6.000%, 08/25/22	27
21		Series 1992-143, Class MA, 5.500%, 09/25/22	22
67		Series 1992-163, Class M, 7.750%, 09/25/22	75
105		Series 1992-188, Class PZ, 7.500%, 10/25/22	118
41		Series 1993-21, Class KA, 7.700%, 03/25/23	46
61		Series 1993-25, Class J, 7.500%, 03/25/23	67
16		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	22
24		Series 1993-62, Class SA, IF, 19.005%, 04/25/23	35
12		Series 1993-165, Class SD, IF, 13.467%, 09/25/23	16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
27	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	31
19	Series 1993-179, Class SB, HB, IF, 26.884%, 10/25/23	32
13	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	16
13	Series 1993-199, Class FA, VAR, 0.986%, 10/25/23	13
35	Series 1993-205, Class H, PO, 09/25/23	34
57	Series 1993-225, Class UB, 6.500%, 12/25/23	63
19	Series 1993-230, Class FA, VAR, 1.036%, 12/25/23	20
49	Series 1993-247, Class FE, VAR, 1.436%, 12/25/23	49
23	Series 1993-247, Class SU, IF, 12.295%, 12/25/23	30
203	Series 1994-37, Class L, 6.500%, 03/25/24	232
1,023	Series 1994-40, Class Z, 6.500%, 03/25/24	1,122
46	Series 1995-2, Class Z, 8.500%, 01/25/25	53
239	Series 1995-19, Class Z, 6.500%, 11/25/23	274
214	Series 1996-14, Class SE, IF, IO, 8.710%, 08/25/23	49
1	Series 1996-27, Class FC, VAR, 0.936%, 03/25/17	1
18	Series 1996-59, Class J, 6.500%, 08/25/22	20
181	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
15	Series 1997-27, Class J, 7.500%, 04/18/27	17
35	Series 1997-29, Class J, 7.500%, 04/20/27	40
234	Series 1997-39, Class PD, 7.500%, 05/20/27	274
19	Series 1997-42, Class ZC, 6.500%, 07/18/27	22
382	Series 1997-61, Class ZC, 7.000%, 02/25/23	425
64	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	7
9	Series 1998-4, Class C, PO, 04/25/23	8
115	Series 1998-36, Class ZB, 6.000%, 07/18/28	132
72	Series 1998-43, Class SA, IF, IO, 18.123%, 04/25/23	15
144	Series 1998-66, Class SB, IF, IO, 7.724%, 12/25/28	26
74	Series 1999-17, Class C, 6.350%, 04/25/29	82
311	Series 1999-18, Class Z, 5.500%, 04/18/29	345

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
41	Series 1999-38, Class SK, IF, IO, 7.614%, 08/25/23	4
35	Series 1999-52, Class NS, HB, IF, 22.160%, 10/25/23	55
103	Series 1999-62, Class PB, 7.500%, 12/18/29	121
332	Series 2000-2, Class ZE, 7.500%, 02/25/30	382
206	Series 2000-20, Class SA, IF, IO, 8.664%, 07/25/30	58
26	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	5
93	Series 2001-4, Class PC, 7.000%, 03/25/21	100
73	Series 2001-7, Class PF, 7.000%, 03/25/31	84
206	Series 2001-30, Class PM, 7.000%, 07/25/31	236
237	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	28
206	Series 2001-36, Class DE, 7.000%, 08/25/31	241
500	Series 2001-44, Class MY, 7.000%, 09/25/31	577
69	Series 2001-44, Class PD, 7.000%, 09/25/31	78
91	Series 2001-44, Class PU, 7.000%, 09/25/31	105
636	Series 2001-48, Class Z, 6.500%, 09/25/21	706
57	Series 2001-49, Class Z, 6.500%, 09/25/31	66
66	Series 2001-52, Class KB, 6.500%, 10/25/31	75
704	Series 2001-61, Class Z, 7.000%, 11/25/31	801
10	Series 2001-71, Class MB, 6.000%, 12/25/16	10
13	Series 2001-71, Class QE, 6.000%, 12/25/16	13
23	Series 2001-72, Class SX, IF, 16.451%, 12/25/31	33
31	Series 2001-74, Class MB, 6.000%, 12/25/16	32
58	Series 2002-1, Class HC, 6.500%, 02/25/22	64
79	Series 2002-1, Class SA, HB, IF, 23.771%, 02/25/32	132
49	Series 2002-1, Class UD, HB, IF, 22.975%, 12/25/23	76
36	Series 2002-2, Class UC, 6.000%, 02/25/17	36
42	Series 2002-3, Class OG, 6.000%, 02/25/17	42
12	Series 2002-7, Class OG, 6.000%, 03/25/17	12
19	Series 2002-7, Class TG, 6.000%, 03/25/17	19

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
21	Series 2002-10, Class SB, IF, 18.154%, 03/25/17	22
752	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	43
11	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	14
10	Series 2002-19, Class PE, 6.000%, 04/25/17	10
22	Series 2002-21, Class LO, PO, 04/25/32	21
216	Series 2002-21, Class PE, 6.500%, 04/25/32	247
59	Series 2002-24, Class AJ, 6.000%, 04/25/17	60
26	Series 2002-25, Class SG, IF, 18.274%, 05/25/17	28
570	Series 2002-28, Class PK, 6.500%, 05/25/32	640
129	Series 2002-37, Class Z, 6.500%, 06/25/32	149
55	Series 2002-42, Class C, 6.000%, 07/25/17	57
749	Series 2002-48, Class GH, 6.500%, 08/25/32	872
119	Series 2002-62, Class ZE, 5.500%, 11/25/17	122
38	Series 2002-63, Class KC, 5.000%, 10/25/17	39
120	Series 2002-77, Class S, IF, 13.684%, 12/25/32	165
419	Series 2002-83, Class CS, 6.881%, 08/25/23	464
184	Series 2002-94, Class BK, 5.500%, 01/25/18	187
155	Series 2003-3, Class HJ, 5.000%, 02/25/18	159
2,431	Series 2003-22, Class UD, 4.000%, 04/25/33	2,575
777	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	149
502	Series 2003-34, Class AX, 6.000%, 05/25/33	578
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,724
31	Series 2003-35, Class UC, 3.750%, 05/25/33	33
92	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	21
804	Series 2003-39, Class LW, 5.500%, 05/25/23	872
550	Series 2003-41, Class PE, 5.500%, 05/25/23	592

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
160	Series 2003-42, Class GB, 4.000%, 05/25/33	173
338	Series 2003-47, Class PE, 5.750%, 06/25/33	385
129	Series 2003-52, Class SX, HB, IF, 21.643%, 10/25/31	194
101	Series 2003-64, Class SX, IF, 12.685%, 07/25/33	126
478	Series 2003-71, Class DS, IF, 6.898%, 08/25/33	545
812	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	142
73	Series 2003-74, Class SH, IF, 9.386%, 08/25/33	89
153	Series 2003-76, Class GQ, 4.500%, 08/25/18	157
277	Series 2003-80, Class SY, IF, IO, 7.214%, 06/25/23	12
267	Series 2003-81, Class LC, 4.500%, 09/25/18	276
722	Series 2003-83, Class PG, 5.000%, 06/25/23	754
179	Series 2003-91, Class SD, IF, 11.774%, 09/25/33	223
1,114	Series 2003-116, Class SB, IF, IO, 7.164%, 11/25/33	246
163	Series 2003-128, Class NG, 4.000%, 01/25/19	167
59	Series 2003-130, Class SX, IF, 10.866%, 01/25/34	74
91	Series 2003-132, Class OA, PO, 08/25/33	87
1,049	Series 2004-4, Class QI, IF, IO, 6.664%, 06/25/33	114
99	Series 2004-4, Class QM, IF, 13.328%, 06/25/33	124
408	Series 2004-10, Class SC, HB, IF, 26.857%, 02/25/34	521
313	Series 2004-25, Class PC, 5.500%, 01/25/34	327
719	Series 2004-25, Class SA, IF, 18.327%, 04/25/34	1,086
999	Series 2004-27, Class HB, 4.000%, 05/25/19	1,029
215	Series 2004-36, Class PC, 5.500%, 02/25/34	224
1,029	Series 2004-36, Class SA, IF, 18.327%, 05/25/34	1,479
299	Series 2004-36, Class SN, IF, 13.328%, 07/25/33	343

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
132	Series 2004-37, Class AG, 4.500%, 11/25/32	133
423	Series 2004-46, Class QB, HB, IF, 22.257%, 05/25/34	638
1,266	Series 2004-46, Class SK, IF, 15.302%, 05/25/34	1,703
200	Series 2004-51, Class SY, IF, 13.368%, 07/25/34	275
221	Series 2004-53, Class NC, 5.500%, 07/25/24	242
272	Series 2004-59, Class BG, PO, 12/25/32	256
672	Series 2004-61, Class FH, VAR, 1.236%, 11/25/32	688
89	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	107
111	Series 2004-76, Class CL, 4.000%, 10/25/19	113
338	Series 2004-79, Class SP, IF, 18.602%, 11/25/34	441
49	Series 2004-81, Class AC, 4.000%, 11/25/19	50
50	Series 2005-52, Class PA, 6.500%, 06/25/35	52
1,070	Series 2005-56, Class S, IF, IO, 6.274%, 07/25/35	222
265	Series 2005-66, Class SG, IF, 16.286%, 07/25/35	398
419	Series 2005-68, Class BC, 5.250%, 06/25/35	447
1,153	Series 2005-68, Class PG, 5.500%, 08/25/35	1,305
567	Series 2005-68, Class UC, 5.000%, 06/25/35	597
485	Series 2005-74, Class CS, IF, 18.822%, 05/25/35	702
3,934	Series 2005-84, Class XM, 5.750%, 10/25/35	4,293
1,607	Series 2005-109, Class PC, 6.000%, 12/25/35	1,794
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,151
1,082	Series 2005-110, Class MN, 5.500%, 06/25/35	1,135
81	Series 2005-116, Class PB, 6.000%, 04/25/34	82
93	Series 2006-15, Class OT, PO, 01/25/36	90
373	Series 2006-16, Class OA, PO, 03/25/36	359
536	Series 2006-22, Class AO, PO, 04/25/36	472

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
150	Series 2006-23, Class KO, PO, 04/25/36	138
1,353	Series 2006-39, Class WC, 5.500%, 01/25/36	1,486
793	Series 2006-44, Class GO, PO, 06/25/36	744
1,806	Series 2006-44, Class P, PO, 12/25/33	1,707
1,169	Series 2006-46, Class UC, 5.500%, 12/25/35	1,272
1,186	Series 2006-53, Class US, IF, IO, 6.144%, 06/25/36	195
1,099	Series 2006-56, Class FC, VAR, 0.726%, 07/25/36	1,104
617	Series 2006-56, Class PO, PO, 07/25/36	569
731	Series 2006-58, Class AP, PO, 07/25/36	695
89	Series 2006-58, Class FL, VAR, 0.896%, 07/25/36	90
357	Series 2006-58, Class PO, PO, 07/25/36	338
324	Series 2006-59, Class QO, PO, 01/25/33	319
3,743	Series 2006-60, Class DZ, 6.500%, 07/25/36	4,580
535	Series 2006-65, Class QO, PO, 07/25/36	503
113	Series 2006-72, Class TO, PO, 08/25/36	108
2,118	Series 2006-77, Class PC, 6.500%, 08/25/36	2,439
434	Series 2006-79, Class DO, PO, 08/25/36	407
376	Series 2006-90, Class AO, PO, 09/25/36	354
155	Series 2006-109, Class PO, PO, 11/25/36	147
1,073	Series 2006-110, Class PO, PO, 11/25/36	1,018
104	Series 2006-111, Class EO, PO, 11/25/36	99
672	Series 2006-118, Class A2, VAR, 0.498%, 12/25/36	670
107	Series 2006-119, Class PO, PO, 12/25/36	101
1,921	Series 2006-124, Class HB, VAR, 5.987%, 11/25/36	2,070
876	Series 2006-128, Class BP, 5.500%, 01/25/37	939
656	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	115
785	Series 2007-7, Class SG, IF, IO, 6.064%, 08/25/36	208
1,640	Series 2007-14, Class ES, IF, IO, 6.004%, 03/25/37	256
152	Series 2007-15, Class NO, PO, 03/25/22	145
499	Series 2007-16, Class FC, VAR, 1.186%, 03/25/37	530
162	Series 2007-42, Class AO, PO, 05/25/37	156
243	Series 2007-48, Class PO, PO, 05/25/37	227

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
692	Series 2007-54, Class FA, VAR, 0.836%, 06/25/37	697
3,897	Series 2007-60, Class AX, IF, IO, 6.714%, 07/25/37	843
169	Series 2007-77, Class FG, VAR, 0.936%, 03/25/37	170
1,204	Series 2007-81, Class GE, 6.000%, 08/25/37	1,325
173	Series 2007-84, Class PG, 6.000%, 12/25/36	174
2,682	Series 2007-88, Class VI, IF, IO, 6.104%, 09/25/37	567
1,878	Series 2007-91, Class ES, IF, IO, 6.024%, 10/25/37	296
1,285	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	160
1,592	Series 2007-101, Class A2, VAR, 0.521%, 06/27/36	1,590
441	Series 2007-106, Class A7, VAR, 6.119%, 10/25/37	493
3,039	Series 2007-114, Class A6, VAR, 0.636%, 10/27/37	3,024
1,801	Series 2007-116, Class HI, IO, VAR, 1.611%, 01/25/38	105
1	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
901	Series 2008-1, Class BI, IF, IO, 5.474%, 02/25/38	140
572	Series 2008-10, Class XI, IF, IO, 5.804%, 03/25/38	86
313	Series 2008-16, Class IS, IF, IO, 5.774%, 03/25/38	54
300	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	13
332	Series 2008-24, Class DY, 5.000%, 04/25/23	344
372	Series 2008-27, Class SN, IF, IO, 6.464%, 04/25/38	66
142	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	5
278	Series 2008-42, Class AO, PO, 09/25/36	268
26	Series 2008-44, Class PO, PO, 05/25/38	25
430	Series 2008-47, Class SI, IF, IO, 6.064%, 06/25/23	43
531	Series 2008-53, Class CI, IF, IO, 6.764%, 07/25/38	113
156	Series 2008-76, Class GF, VAR, 1.086%, 09/25/23	157

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,291	Series 2008-80, Class SA, IF, IO, 5.414%, 09/25/38	189
912	Series 2008-81, Class SB, IF, IO, 5.414%, 09/25/38	136
1,114	Series 2009-6, Class GS, IF, IO, 6.124%, 02/25/39	245
452	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	33
364	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	21
2,179	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	365
870	Series 2009-60, Class HT, 6.000%, 08/25/39	997
550	Series 2009-62, Class HJ, 6.000%, 05/25/39	616
876	Series 2009-70, Class CO, PO, 01/25/37	798
494	Series 2009-99, Class SC, IF, IO, 5.744%, 12/25/39	69
893	Series 2009-103, Class MB, VAR, 2.498%, 12/25/39	946
659	Series 2010-45, Class BD, 4.500%, 11/25/38	681
1,000	Series 2010-49, Class SC, IF, 11.788%, 03/25/40	1,200
619	Series 2010-64, Class DM, 5.000%, 06/25/40	686
758	Series 2010-71, Class HJ, 5.500%, 07/25/40	868
2,436	Series 2010-147, Class SA, IF, IO, 6.094%, 01/25/41	569
665	Series 2010-148, Class MA, 4.000%, 02/25/39	688
744	Series 2011-2, Class WA, VAR, 5.812%, 02/25/51	824
1,237	Series 2011-22, Class MA, 6.500%, 04/25/38	1,370
2,700	Series 2011-30, Class LS, IO, VAR, 1.592%, 04/25/41	173
2,500	Series 2011-31, Class DB, 3.500%, 04/25/31	2,688
7,500	Series 2011-44, Class EB, 3.000%, 05/25/26	7,967
607	Series 2011-75, Class FA, VAR, 0.977%, 08/25/41	615
1,261	Series 2011-118, Class MT, 7.000%, 11/25/41	1,502
1,634	Series 2011-130, Class CA, 6.000%, 12/25/41	1,907

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
945		Series 2012-14, Class FB, VAR, 0.886%, 08/25/37	948
5,878		Series 2012-47, Class HF, VAR, 0.836%, 05/25/27	5,903
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	2,967
4,449		Series 2012-99, Class AE, 2.500%, 05/25/39	4,514
2,981		Series 2012-108, Class F, VAR, 0.936%, 10/25/42	3,009
3,629		Series 2012-137, Class CF, VAR, 0.727%, 08/25/41	3,624
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,992
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,808
2,130		Series 2013-92, Class PO, PO, 09/25/43	1,773
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,460
3,255		Series 2013-101, Class DO, PO, 10/25/43	2,685
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	3,194
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,490
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	4,040
4,260		Series 2013-128, Class PO, PO, 12/25/43	3,424
—	(h)	Series G-17, Class S, HB, VAR, 1,037.037%, 06/25/21	2
11		Series G-28, Class S, IF, 14.664%, 09/25/21	13
16		Series G-35, Class M, 8.750%, 10/25/21	17
5		Series G-51, Class SA, HB, IF, 25.082%, 12/25/21	7
—	(h)	Series G92-27, Class SQ, HB, IF, 11,502.093%, 05/25/22	—	(h)
85		Series G92-35, Class E, 7.500%, 07/25/22	94
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
10		Series G92-42, Class Z, 7.000%, 07/25/22	11
88		Series G92-44, Class ZQ, 8.000%, 07/25/22	91
14		Series G92-52, Class FD, VAR, 0.447%, 09/25/22	14
88		Series G92-54, Class ZQ, 7.500%, 09/25/22	95
13		Series G92-59, Class F, VAR, 1.355%, 10/25/22	13
26		Series G92-61, Class Z, 7.000%, 10/25/22	29
19		Series G92-62, Class B, PO, 10/25/22	18
93		Series G93-1, Class KA, 7.900%, 01/25/23	105

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
22		Series G93-5, Class Z, 6.500%, 02/25/23	24
29		Series G93-14, Class J, 6.500%, 03/25/23	31
63		Series G93-17, Class SI, IF, 6.000%, 04/25/23	73
57		Series G93-27, Class FD, VAR, 1.316%, 08/25/23	58
13		Series G93-37, Class H, PO, 09/25/23	13
31		Series G95-1, Class C, 8.800%, 01/25/25	35
		Federal National Mortgage Association REMIC Trust,
742		Series 2003-W1, Class 1A1, VAR, 5.711%, 12/25/42	853
302		Series 2003-W1, Class 2A, VAR, 6.361%, 12/25/42	357
96		Series 2003-W4, Class 2A, VAR, 6.336%, 10/25/42	112
36		Series 2007-W7, Class 1A4, HB, IF, 36.565%, 07/25/37	57
1,565		Series 2009-W1, Class A, 6.000%, 12/25/49	1,805
		Federal National Mortgage Association STRIPS,
—	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
8		Series 218, Class 2, IO, 7.500%, 04/25/23	2
9		Series 265, Class 2, 9.000%, 03/25/24	11
102		Series 329, Class 1, PO, 01/25/33	98
170		Series 339, Class 18, IO, 4.500%, 07/25/18	7
238		Series 339, Class 21, IO, 4.500%, 08/25/18	7
111		Series 339, Class 28, IO, 5.500%, 08/25/18	4
138		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	26
480		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	94
398		Series 355, Class 11, IO, 6.000%, 07/25/34	73
112		Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	5
666		Series 365, Class 8, IO, 5.500%, 05/25/36	132
61		Series 368, Class 3, IO, 4.500%, 11/25/20	3
344		Series 374, Class 5, IO, 5.500%, 08/25/36	70
166		Series 383, Class 32, IO, 6.000%, 01/25/38	32
438		Series 383, Class 33, IO, 6.000%, 01/25/38	77
122		Series 393, Class 6, IO, 5.500%, 04/25/37	22
		Federal National Mortgage Association Trust,
201		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	240
510		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	598

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
686	Series 2004-W15, Class 2AF, VAR, 0.686%, 08/25/44	682
1,897	Series 2005-W3, Class 2AF, VAR, 0.656%, 03/25/45	1,845
636	Series 2006-W2, Class 1AF1, VAR, 0.656%, 02/25/46	636
	Government National Mortgage Association,
1,020	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,157
705	Series 1999-4, Class ZB, 6.000%, 02/20/29	793
73	Series 1999-30, Class S, IF, IO, 8.170%, 08/16/29	19
165	Series 1999-40, Class ZW, 7.500%, 11/20/29	192
109	Series 2000-9, Class Z, 8.000%, 06/20/30	131
979	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,159
183	Series 2000-12, Class ST, HB, IF, 37.369%, 02/16/30	292
1,348	Series 2000-21, Class Z, 9.000%, 03/16/30	1,644
207	Series 2000-31, Class Z, 9.000%, 10/20/30	241
124	Series 2000-35, Class ZA, 9.000%, 11/20/30	134
12	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
60	Series 2001-6, Class SD, IF, IO, 8.120%, 03/16/31	21
150	Series 2001-35, Class SA, IF, IO, 7.820%, 08/16/31	53
136	Series 2001-36, Class S, IF, IO, 7.620%, 08/16/31	48
162	Series 2002-3, Class SP, IF, IO, 6.960%, 01/16/32	47
611	Series 2002-24, Class AG, IF, IO, 7.520%, 04/16/32	139
55	Series 2002-24, Class SB, IF, 11.279%, 04/16/32	70
1,246	Series 2002-31, Class SE, IF, IO, 7.070%, 04/16/30	248
381	Series 2002-40, Class UK, 6.500%, 06/20/32	450
20	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	25
1,435	Series 2002-45, Class QE, 6.500%, 06/20/32	1,698
484	Series 2002-47, Class PG, 6.500%, 07/16/32	572
918	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,082

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
782	Series 2002-52, Class GH, 6.500%, 07/20/32	930
183	Series 2002-70, Class PS, IF, IO, 7.268%, 08/20/32	9
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,126
613	Series 2003-11, Class SK, IF, IO, 7.270%, 02/16/33	110
268	Series 2003-12, Class SP, IF, IO, 7.268%, 02/20/33	75
54	Series 2003-24, Class PO, PO, 03/16/33	51
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,533
753	Series 2003-46, Class MG, 6.500%, 05/20/33	898
692	Series 2003-46, Class TC, 6.500%, 03/20/33	791
241	Series 2003-52, Class AP, PO, 06/16/33	216
1,267	Series 2003-58, Class BE, 6.500%, 01/20/33	1,448
73	Series 2003-90, Class PO, PO, 10/20/33	67
887	Series 2003-112, Class SA, IF, IO, 6.120%, 12/16/33	201
263	Series 2003-112, Class TS, IF, IO, 6.518%, 10/20/32	5
358	Series 2004-28, Class S, IF, 18.479%, 04/16/34	548
119	Series 2004-73, Class AE, IF, 13.967%, 08/17/34	148
1,301	Series 2004-90, Class SI, IF, IO, 5.668%, 10/20/34	212
240	Series 2005-35, Class FL, VAR, 0.782%, 03/20/32	241
5	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	—	(h)
2,258	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	395
216	Series 2005-68, Class DP, IF, 15.396%, 06/17/35	310
3,129	Series 2005-68, Class KI, IF, IO, 5.868%, 09/20/35	587
418	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	76
209	Series 2006-16, Class OP, PO, 03/20/36	199
543	Series 2006-38, Class SW, IF, IO, 6.068%, 06/20/36	67
2,376	Series 2006-38, Class ZK, 6.500%, 08/20/36	2,801

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
658	Series 2006-59, Class SD, IF, IO, 6.268%, 10/20/36	121
1,111	Series 2006-65, Class SA, IF, IO, 6.368%, 11/20/36	219
1,790	Series 2007-17, Class JI, IF, IO, 6.380%, 04/16/37	379
192	Series 2007-17, Class JO, PO, 04/16/37	183
1,016	Series 2007-19, Class SD, IF, IO, 5.768%, 04/20/37	170
916	Series 2007-26, Class SC, IF, IO, 5.768%, 05/20/37	170
778	Series 2007-27, Class SA, IF, IO, 5.768%, 05/20/37	129
226	Series 2007-28, Class BO, PO, 05/20/37	208
646	Series 2007-36, Class SE, IF, IO, 6.040%, 06/16/37	128
1,777	Series 2007-40, Class SB, IF, IO, 6.318%, 07/20/37	333
1,064	Series 2007-42, Class SB, IF, IO, 6.318%, 07/20/37	202
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,060
699	Series 2007-50, Class AI, IF, IO, 6.343%, 08/20/37	108
100	Series 2007-53, Class SW, IF, 18.909%, 09/20/37	144
487	Series 2007-57, Class PO, PO, 03/20/37	477
416	Series 2007-71, Class SB, IF, IO, 6.268%, 07/20/36	23
553	Series 2007-72, Class US, IF, IO, 6.118%, 11/20/37	102
568	Series 2007-73, Class MI, IF, IO, 5.568%, 11/20/37	94
1,107	Series 2007-76, Class SA, IF, IO, 6.098%, 11/20/37	207
553	Series 2007-79, Class SY, IF, IO, 6.118%, 12/20/37	104
329	Series 2008-2, Class MS, IF, IO, 6.730%, 01/16/38	71
1,096	Series 2008-2, Class NS, IF, IO, 6.110%, 01/16/38	209
619	Series 2008-10, Class S, IF, IO, 5.398%, 02/20/38	100
421	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	45
871	Series 2008-36, Class SH, IF, IO, 5.868%, 04/20/38	149
4,806	Series 2008-40, Class SA, IF, IO, 5.970%, 05/16/38	913

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
512	Series 2008-55, Class SA, IF, IO, 5.768%, 06/20/38	84
116	Series 2008-60, Class PO, PO, 01/20/38	114
265	Series 2008-71, Class SC, IF, IO, 5.568%, 08/20/38	37
634	Series 2008-93, Class AS, IF, IO, 5.268%, 12/20/38	98
713	Series 2009-6, Class SA, IF, IO, 5.670%, 02/16/39	109
463	Series 2009-10, Class SL, IF, IO, 6.070%, 03/16/34	23
1,598	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	291
615	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	130
574	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	127
1,535	Series 2009-22, Class SA, IF, IO, 5.838%, 04/20/39	236
441	Series 2009-25, Class SE, IF, IO, 7.168%, 09/20/38	90
361	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	60
372	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	69
633	Series 2009-43, Class SA, IF, IO, 5.518%, 06/20/39	100
497	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	61
1,439	Series 2009-72, Class SM, IF, IO, 5.820%, 08/16/39	232
332	Series 2009-79, Class OK, PO, 11/16/37	299
495	Series 2010-14, Class CO, PO, 08/20/35	464
2,943	Series 2010-31, Class NO, PO, 03/20/40	2,844
371	Series 2010-130, Class CP, 7.000%, 10/16/40	439
2,933	Series 2010-157, Class OP, PO, 12/20/40	2,605
4,000	Series 2010-H17, Class XQ, VAR, 5.237%, 07/20/60	4,333
879	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	987
1,791	Series 2011-75, Class SM, IF, IO, 6.168%, 05/20/41	413
2,661	Series 2012-61, Class FM, VAR, 0.831%, 05/16/42	2,682
739	Series 2012-141, Class WC, VAR, 3.730%, 01/20/42	784
3,949	Series 2012-H10, Class FA, VAR, 0.980%, 12/20/61	3,921

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,368	Series 2012-H15, Class FA, VAR, 0.701%, 05/20/62	1,368
2,985	Series 2012-H21, Class CF, VAR, 1.130%, 05/20/61	2,985
2,577	Series 2012-H21, Class DF, VAR, 1.080%, 05/20/61	2,575
3,921	Series 2012-H22, Class FD, VAR, 0.900%, 01/20/61	3,899
784	Series 2012-H24, Class FA, VAR, 0.880%, 03/20/60	784
2,193	Series 2012-H24, Class FG, VAR, 0.681%, 04/20/60	2,182
1,702	Series 2012-H26, Class MA, VAR, 0.980%, 07/20/62	1,696
2,279	Series 2012-H28, Class FA, VAR, 1.010%, 09/20/62	2,271
1,651	Series 2012-H29, Class FA, VAR, 0.945%, 10/20/62	1,637
2,131	Series 2012-H30, Class PA, VAR, 0.880%, 11/20/59	2,132
1,811	Series 2012-H31, Class FD, VAR, 0.770%, 12/20/62	1,787
3,284	Series 2013-54, Class WA, VAR, 4.712%, 11/20/42	3,593
2,576	Series 2013-75, Class WA, VAR, 5.228%, 06/20/40	2,891
1,461	Series 2013-91, Class WA, VAR, 4.506%, 04/20/43	1,575
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,469
2,885	Series 2013-H01, Class FA, 1.650%, 01/20/63	2,889
765	Series 2013-H03, Class FA, VAR, 0.730%, 08/20/60	764
1,447	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,449
4,115	Series 2013-H05, Class FB, VAR, 0.830%, 02/20/62	4,105
1,736	Series 2013-H07, Class HA, VAR, 0.840%, 03/20/63	1,715
9,425	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,524
1,562	Series 2013-H08, Class FC, VAR, 0.880%, 02/20/63	1,546
1,853	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,855
3,570	Series 2013-H18, Class JA, VAR, 1.030%, 08/20/63	3,547

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,208	Series 2014-188, Class W, VAR, 4.686%, 10/20/41	1,316
1,719	Series 2014-H01, Class FD, VAR, 1.080%, 01/20/64	1,709
1,796	Series 2014-H09, Class TA, VAR, 1.030%, 04/20/64	1,783
6,240	Series 2015-H05, Class FC, VAR, 0.910%, 02/20/65	6,226
9,859	Series 2015-H10, Class FC, VAR, 0.910%, 04/20/65	9,818
7,672	Series 2015-H12, Class FA, VAR, 0.910%, 05/20/65	7,664
1,940	Series 2015-H15, Class FD, VAR, 0.870%, 06/20/65	1,910
4,439	Series 2015-H15, Class FJ, VAR, 0.870%, 06/20/65	4,374
3,729	Series 2015-H16, Class FG, VAR, 0.870%, 07/20/65	3,680
3,159	Series 2015-H23, Class FB, VAR, 0.950%, 09/20/65	3,119
2,288	Series 2015-H32, Class FH, VAR, 1.090%, 12/20/65	2,273
	Vendee Mortgage Trust,
378	Series 1994-1, Class 1, VAR, 5.567%, 02/15/24	415
573	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	648
558	Series 1996-1, Class 1Z, 6.750%, 02/15/26	648
437	Series 1996-2, Class 1Z, 6.750%, 06/15/26	503
767	Series 1997-1, Class 2Z, 7.500%, 02/15/27	905
929	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,119
1,778	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,045
6,452	Series 2003-2, Class Z, 5.000%, 05/15/33	7,455

		583,917

	Non-Agency CMO — 4.2%
	Ajax Mortgage Loan Trust,
1,848	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	1,831
2,355	Series 2013-C, Class A, SUB, 4.500%, 03/25/53 (e)	2,400
1,813	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,818
	Alternative Loan Trust,
11,696	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,609
1,461	Series 2005-1CB, Class 1A6, IF, IO, 6.664%, 03/25/35	333

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,684	Series 2005-20CB, Class 3A8, IF, IO, 4.314%, 07/25/35	539
6,618	Series 2005-22T1, Class A2, IF, IO, 4.634%, 06/25/35	1,204
3,766	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,537
129	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	102
5,077	Series 2005-37T1, Class A2, IF, IO, 4.614%, 09/25/35	985
7,661	Series 2005-54CB, Class 1A2, IF, IO, 4.414%, 11/25/35	1,038
3,047	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,754
1,818	Series 2005-57CB, Class 3A2, IF, IO, 4.664%, 12/25/35	291
1,230	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,159
3,213	Series 2005-J1, Class 1A4, IF, IO, 4.664%, 02/25/35	240
1,887	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,612
	American General Mortgage Loan Trust,
286	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	286
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	482
	Angel Oak Mortgage Trust LLC,
2,151	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	2,149
533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	530
	ASG Resecuritization Trust,
282	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	279
1,683	Series 2009-3, Class A65, VAR, 2.348%, 03/26/37 (e)	1,666
89	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	89
393	Series 2010-2, Class A60, VAR, 1.974%, 01/28/37 (e)	386
550	Series 2011-1, Class 3A50, VAR, 2.736%, 11/28/35 (e)	538
	Banc of America Alternative Loan Trust,
130	Series 2003-2, Class PO, PO, 04/25/33	115
227	Series 2003-11, Class PO, PO, 01/25/34	195
82	Series 2004-6, Class 15PO, PO, 07/25/19	80

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,053	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	972
2,693	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	630
720	Series 2006-4, Class 1A4, 6.000%, 05/25/46	492
	Banc of America Funding Trust,
264	Series 2004-1, Class PO, PO, 03/25/34	214
226	Series 2004-2, Class 30PO, PO, 09/20/34	188
201	Series 2004-C, Class 1A1, VAR, 3.085%, 12/20/34	197
537	Series 2005-6, Class 2A7, 5.500%, 10/25/35	522
362	Series 2005-7, Class 30PO, PO, 11/25/35	289
216	Series 2005-8, Class 30PO, PO, 01/25/36	149
854	Series 2005-E, Class 4A1, VAR, 2.866%, 03/20/35	840
461	Series 2006-A, Class 3A2, VAR, 2.932%, 02/20/36	369
	Banc of America Mortgage Trust,
60	Series 2003-3, Class 2A1, VAR, 0.986%, 05/25/18	59
42	Series 2003-6, Class 2A1, VAR, 0.886%, 08/25/18	41
18	Series 2003-7, Class A2, 4.750%, 09/25/18	18
101	Series 2003-8, Class APO, PO, 11/25/33	84
379	Series 2004-3, Class 15IO, IO, VAR, 0.243%, 04/25/19	1
39	Series 2004-4, Class APO, PO, 05/25/34	34
724	Series 2004-5, Class 2A2, 5.500%, 06/25/34	732
246	Series 2004-6, Class 2A5, PO, 07/25/34	215
158	Series 2004-6, Class APO, PO, 07/25/34	140
14	Series 2004-8, Class 5PO, PO, 05/25/32	12
15	Series 2004-8, Class XPO, PO, 10/25/34	13
196	Series 2004-A, Class 2A2, VAR, 2.943%, 02/25/34	185
545	Series 2004-J, Class 3A1, VAR, 3.148%, 11/25/34	533
513	Series 2005-10, Class 1A6, 5.500%, 11/25/35	482
	BCAP LLC Trust,
288	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	300
170	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	170
179	Series 2010-RR6, Class 22A3, VAR, 3.980%, 06/26/36 (e)	178

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
93	Series 2010-RR7, Class 1A5, VAR, 2.812%, 04/26/35 (e)	91
1,619	Series 2010-RR7, Class 2A1, VAR, 2.223%, 07/26/45 (e)	1,607
13	Series 2010-RR8, Class 3A3, VAR, 2.746%, 05/26/35 (e)	13
1,500	Series 2010-RR8, Class 3A4, VAR, 2.746%, 05/26/35 (e)	1,451
321	Series 2010-RR12, Class 2A5, VAR, 2.681%, 01/26/36 (e)	317
289	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	290
1,372	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,379
609	Series 2011-RR5, Class 11A3, VAR, 0.577%, 05/28/36 (e)	603
1,493	Series 2011-RR10, Class 2A1, VAR, 1.288%, 09/26/37 (e)	1,439
351	Series 2012-RR2, Class 1A1, VAR, 0.597%, 08/26/36 (e)	348
555	Series 2012-RR3, Class 2A5, VAR, 2.069%, 05/26/37 (e)	553
722	Series 2012-RR10, Class 3A1, VAR, 0.617%, 05/26/36 (e)	703
1,574	Series 2015-RR4, Class 1A1, VAR, 1.424%, 09/11/38 (e)	1,480
	Bear Stearns ARM Trust,
156	Series 2003-7, Class 3A, VAR, 2.543%, 10/25/33	152
580	Series 2004-1, Class 12A1, VAR, 2.900%, 04/25/34	571
99	Series 2004-2, Class 14A, VAR, 3.129%, 05/25/34	98
1,166	Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	1,168
2,892	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	2,811
	CHL Mortgage Pass-Through Trust,
396	Series 2004-7, Class 2A1, VAR, 2.520%, 06/25/34	385
159	Series 2004-8, Class 2A1, 4.500%, 06/25/19	162
152	Series 2004-HYB1, Class 2A, VAR, 2.702%, 05/20/34	143
612	Series 2004-HYB3, Class 2A, VAR, 2.331%, 06/20/34	577
536	Series 2004-HYB6, Class A3, VAR, 2.646%, 11/20/34	506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
151	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	154
877	Series 2005-16, Class A23, 5.500%, 09/25/35	850
2,713	Series 2005-22, Class 2A1, VAR, 2.716%, 11/25/35	2,283
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
123	Series 2005-5, Class APO, PO, 08/25/35	108
99	Series 2005-8, Class APO, PO, 11/25/35	78
	Citigroup Global Markets Mortgage Securities VII, Inc.,
204	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	202
8	Series 2003-UP2, Class PO1, PO, 12/25/18	7
	Citigroup Mortgage Loan Trust,
761	Series 2008-AR4, Class 1A1A, VAR, 2.948%, 11/25/38 (e)	754
327	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	336
1,355	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,363
1,699	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	1,715
492	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	499
	Citigroup Mortgage Loan Trust, Inc.,
196	Series 2003-1, Class 2A5, 5.250%, 10/25/33	198
101	Series 2003-1, Class 2A6, PO, 10/25/33	91
72	Series 2003-1, Class PO2, PO, 10/25/33	65
73	Series 2003-1, Class PO3, PO, 09/25/33	65
33	Series 2003-UP3, Class A3, 7.000%, 09/25/33	34
90	Series 2003-UST1, Class A1, 5.500%, 12/25/18	90
22	Series 2003-UST1, Class PO1, PO, 12/25/18	21
15	Series 2003-UST1, Class PO3, PO, 12/25/18	14
126	Series 2004-UST1, Class A6, VAR, 2.349%, 08/25/34	120
330	Series 2005-1, Class 2A1A, VAR, 2.592%, 04/25/35	261
391	Series 2005-2, Class 2A11, 5.500%, 05/25/35	400
460	Series 2005-5, Class 1A2, VAR, 3.559%, 08/25/35	329

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Credit Suisse First Boston Mortgage Securities Corp.,
531	Series 2003-1, Class DB1, VAR, 6.728%, 02/25/33	537
46	Series 2003-17, Class 2A1, 5.000%, 07/25/18	47
227	Series 2003-21, Class 1A4, 5.250%, 09/25/33	233
375	Series 2003-25, Class 1P, PO, 10/25/33	323
18	Series 2004-5, Class 5P, PO, 08/25/19	18
2,326	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,342
2,589	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,553
	CSMC,
6,012	Series 2010-11R, Class A6, VAR, 1.439%, 06/28/47 (e)	5,695
449	Series 2011-6R, Class 3A1, VAR, 2.897%, 07/28/36 (e)	451
683	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	683
351	Series 2012-3R, Class 1A1, VAR, 2.389%, 07/27/37 (e)	344
198	CSMC Trust, Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	198
56	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	56
	First Horizon Alternative Mortgage Securities Trust,
803	Series 2004-AA4, Class A1, VAR, 2.365%, 10/25/34	784
1,159	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	998
2,167	Series 2007-FA4, Class 1A2, IF, IO, 5.214%, 08/25/37	531
	First Horizon Mortgage Pass-Through Trust,
410	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	404
969	Series 2005-AR1, Class 2A2, VAR, 2.794%, 04/25/35	949
	GMACM Mortgage Loan Trust,
429	Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	421
190	Series 2004-J5, Class A7, 6.500%, 01/25/35	196
60	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	62
3,695	Series 2005-AR3, Class 3A4, VAR, 2.976%, 06/19/35	3,596

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	GSMPS Mortgage Loan Trust,
794	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	808
1,152	Series 2005-RP3, Class 1AF, VAR, 0.786%, 09/25/35 (e)	930
870	Series 2005-RP3, Class 1AS, IO, VAR, 4.359%, 09/25/35 (e)	129
3,839	Series 2006-RP2, Class 1AS2, IF, IO, 5.676%, 04/25/36 (e)	542
	GSR Mortgage Loan Trust,
533	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	565
383	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	394
717	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	737
173	Series 2005-4F, Class AP, PO, 05/25/35	155
1,691	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,750
2,386	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,102
1,884	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,830
2,579	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,527
	Impac CMB Trust,
1,899	Series 2004-7, Class 1A1, VAR, 1.176%, 11/25/34	1,766
243	Series 2005-4, Class 2A1, VAR, 1.036%, 05/25/35	236
	Impac Secured Assets Trust,
557	Series 2006-1, Class 2A1, VAR, 0.786%, 05/25/36	497
430	Series 2006-2, Class 2A1, VAR, 0.786%, 08/25/36	418
	JP Morgan Mortgage Trust,
1,027	Series 2006-A2, Class 4A1, VAR, 2.716%, 08/25/34	1,028
1,300	Series 2006-A2, Class 5A3, VAR, 2.682%, 11/25/33	1,301
247	Series 2006-A3, Class 6A1, VAR, 2.748%, 08/25/34	247
197	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.661%, 09/26/36 (e)	197
	Lehman Mortgage Trust,
498	Series 2006-2, Class 1A1, VAR, 5.943%, 04/25/36	441

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,002	Series 2008-2, Class 1A6, 6.000%, 03/25/38	770
	MASTR Adjustable Rate Mortgages Trust,
69	Series 2004-4, Class 2A1, VAR, 2.079%, 05/25/34	61
577	Series 2004-13, Class 2A1, VAR, 2.781%, 04/21/34	576
1,322	Series 2004-13, Class 3A7, VAR, 2.777%, 11/21/34	1,341
369	Series 2004-15, Class 3A1, VAR, 3.403%, 12/25/34	361
	MASTR Alternative Loan Trust,
165	Series 2003-3, Class 1A1, 6.500%, 05/25/33	170
425	Series 2003-9, Class 8A1, 6.000%, 01/25/34	424
464	Series 2004-3, Class 2A1, 6.250%, 04/25/34	483
659	Series 2004-4, Class 10A1, 5.000%, 05/25/24	685
374	Series 2004-6, Class 30PO, PO, 07/25/34	292
576	Series 2004-6, Class 7A1, 6.000%, 07/25/34	576
247	Series 2004-7, Class 30PO, PO, 08/25/34	189
600	Series 2004-8, Class 6A1, 5.500%, 09/25/19	611
104	Series 2004-10, Class 1A1, 4.500%, 09/25/19	104
	MASTR Asset Securitization Trust,
20	Series 2003-2, Class 2A1, 4.500%, 03/25/18	20
10	Series 2003-3, Class 4A1, 5.000%, 04/25/18	10
31	Series 2003-4, Class 3A2, 5.000%, 05/25/18	31
78	Series 2003-12, Class 30PO, PO, 12/25/33	69
54	Series 2004-1, Class 30PO, PO, 02/25/34	46
12	Series 2004-4, Class 3A1, 4.500%, 04/25/19	12
23	Series 2004-6, Class 15PO, PO, 07/25/19	22
43	Series 2004-8, Class 1A1, 4.750%, 08/25/19	43
15	Series 2004-8, Class PO, PO, 08/25/19	14
2,239	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.786%, 05/25/35 (e)	1,769
498	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	393

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Merrill Lynch Mortgage Investors Trust,
235	Series 2003-E, Class A1, VAR, 1.056%, 10/25/28	222
2,143	Series 2003-F, Class A1, VAR, 1.076%, 10/25/28	2,087
610	Series 2004-1, Class 2A1, VAR, 2.321%, 12/25/34	608
434	Series 2004-A, Class A1, VAR, 0.896%, 04/25/29	416
10	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	10
482	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.076%, 02/25/35	456
411	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	416
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
160	Series 2003-A1, Class A1, 5.500%, 05/25/33	162
99	Series 2003-A1, Class A2, 6.000%, 05/25/33	100
47	Series 2003-A1, Class A5, 7.000%, 04/25/33	48
3	Series 2003-A1, Class A7, 5.000%, 04/25/18	3
5	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	5
224	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.641%, 05/25/35	228
	RALI Trust,
95	Series 2002-QS8, Class A5, 6.250%, 06/25/17	95
33	Series 2002-QS16, Class A3, IF, 15.712%, 10/25/17	35
3,573	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,716
98	Series 2003-QS3, Class A2, IF, 15.541%, 02/25/18	103
245	Series 2003-QS9, Class A3, IF, IO, 7.114%, 05/25/18	12
268	Series 2003-QS12, Class A2A, IF, IO, 7.164%, 06/25/18	16
82	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	3
591	Series 2003-QS14, Class A1, 5.000%, 07/25/18	594
180	Series 2003-QS18, Class A1, 5.000%, 09/25/18	181

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,190	Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,238
1,451	Series 2004-QA6, Class NB2, VAR, 3.248%, 12/26/34	1,203
	RBSSP Resecuritization Trust,
310	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	324
255	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	256
588	Series 2009-12, Class 1A1, VAR, 5.799%, 11/25/33 (e)	608
338	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	333
	Residential Asset Securitization Trust,
239	Series 2003-A13, Class A3, 5.500%, 01/25/34	244
12	Series 2003-A14, Class A1, 4.750%, 02/25/19	12
2,352	Series 2005-A2, Class A4, IF, IO, 4.614%, 03/25/35	373
614	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	557
	RFMSI Trust,
41	Series 2003-S14, Class A4, PO, 07/25/18	40
95	Series 2004-S3, Class A1, 4.750%, 03/25/19	94
368	Series 2004-S6, Class 2A6, PO, 06/25/34	313
49	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	50
568	Series 2005-SA4, Class 1A1, VAR, 2.842%, 09/25/35	468
	Springleaf Mortgage Loan Trust,
1,004	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,001
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,116
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	899
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	634
2,174	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,176
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,064
587	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	587
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,148

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
391	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.454%, 06/25/34	389
649	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 1.090%, 10/19/34	616
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
696	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	711
1,215	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,248
	Structured Asset Securities Corp. Trust,
119	Series 2005-6, Class 4A1, 5.000%, 05/25/35	120
157	Series 2005-10, Class 5A9, 5.250%, 12/25/34	153
	Thornburg Mortgage Securities Trust,
366	Series 2003-4, Class A1, VAR, 1.076%, 09/25/43	351
940	Series 2004-4, Class 3A, VAR, 2.229%, 12/25/44	923
	WaMu Mortgage Pass-Through Certificates Trust,
132	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	134
2,017	Series 2003-AR9, Class 1A6, VAR, 2.519%, 09/25/33	2,024
273	Series 2003-AR9, Class 2A, VAR, 2.562%, 09/25/33	268
103	Series 2003-S8, Class A6, 4.500%, 09/25/18	103
945	Series 2003-S9, Class A8, 5.250%, 10/25/33	965
77	Series 2003-S9, Class P, PO, 10/25/33	64
171	Series 2004-AR3, Class A1, VAR, 2.470%, 06/25/34	172
143	Series 2004-AR3, Class A2, VAR, 2.470%, 06/25/34	144
1,698	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,723
244	Series 2006-AR10, Class 2P, VAR, 2.451%, 09/25/36	211
160	Series 2006-AR12, Class 2P, VAR, 1.997%, 10/25/36	115
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
7,346	Series 2005-2, Class 1A4, IF, IO, 4.614%, 04/25/35	1,256

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,718	Series 2005-2, Class 2A3, IF, IO, 4.564%, 04/25/35	251
2,016	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	419
2,365	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,197
1,909	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	397
515	Series 2005-6, Class 2A4, 5.500%, 08/25/35	467
3,295	Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,994
327	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	324
	Wells Fargo Mortgage-Backed Securities Trust,
174	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	173
329	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	330
373	Series 2004-EE, Class 2A1, VAR, 2.742%, 12/25/34	375
449	Series 2004-EE, Class 3A1, VAR, 2.717%, 12/25/34	450
2,043	Series 2004-P, Class 2A1, VAR, 2.738%, 09/25/34	2,035
385	Series 2004-V, Class 1A1, VAR, 2.754%, 10/25/34	385
119	Series 2005-16, Class APO, PO, 01/25/36	93
3,463	Series 2005-AR3, Class 1A1, VAR, 2.764%, 03/25/35	3,449
363	Series 2005-AR8, Class 2A1, VAR, 2.788%, 06/25/35	367
305	Series 2005-AR16, Class 2A1, VAR, 2.854%, 02/25/34	306
490	Series 2006-2, Class APO, PO, 03/25/36	317
191	Series 2006-4, Class 1APO, PO, 04/25/36	159
916	Series 2007-7, Class A7, 6.000%, 06/25/37	874
272	Series 2007-11, Class A14, 6.000%, 08/25/37	268

		175,857

	Total Collateralized Mortgage Obligations (Cost $717,258)	759,774

Commercial Mortgage-Backed Securities — 2.9%
	A10 Securitization LLC,
102	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	102

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,603	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,590
1,293	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	1,291
	A10 Term Asset Financing LLC,
1,701	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	1,663
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	666
	ACRE Commercial Mortgage Trust, (Cayman Islands),
610	Series 2014-FL2, Class B, VAR, 2.480%, 08/15/31 (e)	602
710	Series 2014-FL2, Class C, VAR, 2.930%, 08/15/31 (e)	701
400	Series 2014-FL2, Class D, VAR, 3.830%, 08/15/31 (e)	379
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	569
1,300	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	1,171
	Banc of America Commercial Mortgage Trust,
1,099	Series 2006-4, Class A4, 5.634%, 07/10/46	1,101
783	Series 2006-5, Class A4, 5.414%, 09/10/47	789
1,269	Series 2007-5, Class A4, 5.492%, 02/10/51	1,313
247	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	245
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,479
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,489
1,409	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class X1, IO, VAR, 0.258%, 06/11/41 (e)	—	(h)
58,589	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.354%, 12/11/49 (e)	192
748	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 1.227%, 02/15/31 (e)	737
	COBALT CMBS Commercial Mortgage Trust,
452	Series 2006-C1, Class A4, 5.223%, 08/15/48	458
15,219	Series 2006-C1, Class IO, IO, VAR, 0.780%, 08/15/48	72

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	COMM Mortgage Trust,
2,684	Series 2012-CR2, Class XA, IO, VAR, 1.800%, 08/15/45	228
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,826
1,060	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,078
1,400	Series 2014-TWC, Class A, VAR, 1.274%, 02/13/32 (e)	1,358
1,156	Series 2015-CR24, Class A5, 3.696%, 08/10/55	1,208
2,812	Series 2015-CR25, Class A4, 3.759%, 08/10/48	2,950
300	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.877%, 07/10/38	300
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,761
10,000	Series K037, Class A2, 3.490%, 01/25/24	10,837
3,560	Series K052, Class A2, 3.151%, 11/25/25	3,751
872	Series KJ02, Class A2, 2.597%, 09/25/20	900
5,500	Series KPLB, Class A, 2.770%, 05/25/25	5,606
1,000	Series KS01, Class A2, 2.522%, 01/25/23	1,030
2,500	Series KSMC, Class A2, 2.615%, 01/25/23	2,597
1,910	Government National Mortgage Association, Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	2,060
1,317	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,333
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	492
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,002
	JP Morgan Chase Commercial Mortgage Securities Trust,
139	Series 2005-CB11, Class AJ, VAR, 5.411%, 08/12/37	139
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	396
942	Series 2007-C1, Class A4, 5.716%, 02/15/51	984
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,048
	LB-UBS Commercial Mortgage Trust,
33,253	Series 2006-C7, Class XW, IO, VAR, 0.446%, 11/15/38 (e)	133

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

300	Series 2007-C1, Class AM, 5.455%, 02/15/40	307
812	Series 2007-C2, Class A3, 5.430%, 02/15/40	828
21,028	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.612%, 12/12/49 (e)	82
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,110
	Morgan Stanley Capital I Trust,
32,121	Series 2006-IQ12, Class X1, IO, VAR, 0.444%, 12/15/43 (e)	76
62,953	Series 2007-HQ11, Class X, IO, VAR, 0.208%, 02/12/44 (e)	104
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	806
	Morgan Stanley Re-REMIC Trust,
675	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	669
1,831	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,827
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,651
	NCUA Guaranteed Notes Trust,
6,908	Series 2010-C1, Class A2, 2.900%, 10/29/20	6,913
2,857	Series 2010-C1, Class APT, 2.650%, 10/29/20	2,861
	NorthStar, (Cayman Islands),
733	Series 2013-1A, Class A, VAR, 2.286%, 08/25/29 (e)	733
1,392	Series 2013-1A, Class B, VAR, 5.436%, 08/25/29 (e)	1,408
146	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	146
	PFP Ltd., (Cayman Islands),
1,380	Series 2015-2, Class A, VAR, 1.879%, 07/14/34 (e)	1,363
1,055	Series 2015-2, Class C, VAR, 3.679%, 07/14/34 (e)	1,056
730	Series 2015-2, Class D, VAR, 4.429%, 07/14/34 (e)	730
	RAIT Trust,
1,217	Series 2014-FL3, Class A, VAR, 1.677%, 12/15/31 (e)	1,193
1,986	Series 2014-FL3, Class AS, VAR, 2.227%, 12/15/31 (e)	1,932
736	Series 2014-FL3, Class B, VAR, 3.077%, 12/15/31 (e)	719

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,759	Series 2015-FL4, Class A, VAR, 1.777%, 12/15/31 (e)	1,731
1,450	Series 2015-FL4, Class AS, VAR, 2.177%, 12/15/31 (e)	1,429
1,805	Series 2015-FL5, Class B, VAR, 4.327%, 01/15/31 (e)	1,801
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	683
653	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	658
	Resource Capital Corp., Ltd., (Cayman Islands),
600	Series 2015-CRE4, Class A, VAR, 1.827%, 08/15/32 (e)	588
1,151	Series 2015-CRE4, Class B, VAR, 3.427%, 08/15/32 (e)	1,135
1,282	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	1,281
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,312
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,112
9,815	Series 2012-C2, Class XA, IO, VAR, 1.664%, 05/10/63 (e)	600
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	876
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,406
5,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	5,264
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,544
1,094	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,138
257	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	257
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,849
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	841
400	Series 2013-C11, Class D, VAR, 4.179%, 03/15/45 (e)	341

	Total Commercial Mortgage-Backed Securities (Cost $121,226)	122,986

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 19.8%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	610
675	4.250%, 03/01/21	708
173	4.950%, 07/02/64	153
1,000	5.250%, 12/01/41	984

		2,455

	Automobiles — 0.1%
	Daimler Finance North America LLC,
532	1.875%, 01/11/18 (e)	531
305	2.250%, 03/02/20 (e)	300
981	2.375%, 08/01/18 (e)	986
739	2.625%, 09/15/16 (e)	744
1,425	2.950%, 01/11/17 (e)	1,441
186	General Motors Co., 6.600%, 04/01/36	193
526	Hyundai Capital America, 2.400%, 10/30/18 (e)	526

		4,721

	Hotels, Restaurants & Leisure — 0.0% (g)
718	Starbucks Corp., 2.700%, 06/15/22	740

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
1,448	3.800%, 12/05/24	1,554
1,435	4.800%, 12/05/34	1,550

		3,104

	Media — 0.9%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	111
400	6.650%, 11/15/37	447
250	6.900%, 08/15/39	281
1,075	7.300%, 04/30/28	1,330
505	8.000%, 10/17/16	525
430	8.875%, 04/26/23	569
	CBS Corp.,
740	3.700%, 08/15/24	737
792	4.000%, 01/15/26	790
345	4.600%, 01/15/45	301
360	4.900%, 08/15/44	327
140	5.500%, 05/15/33	141
	CCO Safari II LLC,
1,797	4.464%, 07/23/22 (e)	1,825
703	6.384%, 10/23/35 (e)	734

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	349
	Comcast Corp.,
500	2.750%, 03/01/23	510
347	3.375%, 08/15/25	364
555	4.200%, 08/15/34	566
1,082	4.250%, 01/15/33	1,108
400	6.450%, 03/15/37	506
1,355	6.500%, 11/15/35	1,706
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	416
885	4.800%, 02/01/35 (e)	740
125	8.375%, 03/01/39 (e)	136
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	515
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,297	3.800%, 03/15/22	1,333
376	3.950%, 01/15/25	382
1,000	4.600%, 02/15/21	1,078
2,000	6.000%, 08/15/40	2,074
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,035
569	4.950%, 05/15/42	452
	Grupo Televisa SAB, (Mexico),
221	4.625%, 01/30/26	224
200	6.125%, 01/31/46	193
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,543
	NBCUniversal Media LLC,
275	2.875%, 01/15/23	280
310	4.375%, 04/01/21	342
800	5.950%, 04/01/41	969
515	6.400%, 04/30/40	649
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	293
	Thomson Reuters Corp., (Canada),
482	3.850%, 09/29/24	493
1,278	3.950%, 09/30/21	1,343
441	4.500%, 05/23/43	381
325	4.700%, 10/15/19	350
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	319
1,218	5.850%, 05/01/17	1,265
400	6.550%, 05/01/37	403
800	8.250%, 04/01/19	915
300	Time Warner Cos., Inc., 7.570%, 02/01/24	365

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
1,410	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,673
	Time Warner, Inc.,
1,700	3.600%, 07/15/25	1,671
555	4.750%, 03/29/21	598
313	5.375%, 10/15/41	293
150	6.200%, 03/15/40	159
172	6.250%, 03/29/41	184
265	6.500%, 11/15/36	285
250	7.625%, 04/15/31	304
171	7.700%, 05/01/32	205
	Viacom, Inc.,
235	2.750%, 12/15/19	234
600	3.125%, 06/15/22	547
67	3.250%, 03/15/23	61
808	3.875%, 12/15/21	803
464	4.375%, 03/15/43	316
250	4.500%, 02/27/42	175
262	4.850%, 12/15/34	207
52	6.250%, 04/30/16	52

		39,482

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	466
509	3.450%, 01/15/21	510
462	4.375%, 09/01/23	455
526	4.500%, 12/15/34	418
157	5.125%, 01/15/42	125
230	7.450%, 07/15/17	247
455	Nordstrom, Inc., 4.000%, 10/15/21	475
200	Target Corp., 6.000%, 01/15/18	217

		2,913

	Specialty Retail — 0.2%
217	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	185
502	Gap, Inc. (The), 5.950%, 04/12/21	523
	Home Depot, Inc. (The),
573	2.000%, 04/01/21	576
620	2.625%, 06/01/22	631
454	3.000%, 04/01/26	470
517	4.250%, 04/01/46	540
1,785	5.400%, 03/01/16	1,785
	Lowe’s Cos., Inc.,
268	3.375%, 09/15/25	281
739	4.650%, 04/15/42	798

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
326	5.125%, 11/15/41	372
750	Series B, 7.110%, 05/15/37	1,003

		7,164

	Total Consumer Discretionary	60,579

	Consumer Staples — 1.0%
	Beverages — 0.4%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	644
920	5.750%, 04/01/36	1,057
	Anheuser-Busch InBev Finance, Inc.,
1,051	2.650%, 02/01/21	1,069
1,273	3.300%, 02/01/23	1,308
1,733	3.650%, 02/01/26	1,789
900	3.700%, 02/01/24	953
1,430	4.700%, 02/01/36	1,499
1,135	4.900%, 02/01/46	1,216
94	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	109
750	Brown-Forman Corp., 4.500%, 07/15/45	796
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	265
510	4.828%, 07/15/20	562
255	Diageo Investment Corp., 8.000%, 09/15/22	327
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	355
	PepsiCo, Inc.,
287	1.250%, 08/13/17	288
368	3.000%, 08/25/21	386
852	3.100%, 07/17/22	895
534	4.450%, 04/14/46	572
59	7.900%, 11/01/18	69
698	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	733

		14,892

	Food & Staples Retailing — 0.3%
858	Costco Wholesale Corp., 2.250%, 02/15/22	866
	CVS Health Corp.,
189	3.500%, 07/20/22	197
536	4.000%, 12/05/23	579
229	4.875%, 07/20/35	246
322	5.300%, 12/05/43	365
997	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,098

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
	Kroger Co. (The),
900	4.000%, 02/01/24	961
1,100	5.000%, 04/15/42	1,177
2,480	7.500%, 04/01/31	3,163
291	Sysco Corp., 3.750%, 10/01/25	301
1,031	Walgreen Co., 3.100%, 09/15/22	1,015
	Walgreens Boots Alliance, Inc.,
544	3.300%, 11/18/21	548
663	3.800%, 11/18/24	665
386	4.500%, 11/18/34	349
400	4.800%, 11/18/44	364
	Wal-Mart Stores, Inc.,
762	5.250%, 09/01/35	897
255	6.200%, 04/15/38	328
350	7.550%, 02/15/30	503

		13,622

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
95	3.500%, 11/24/20	95
1,415	8.500%, 06/15/19	1,637
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	198
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	622
535	4.307%, 05/14/21 (e)	583
850	7.350%, 03/06/19 (e)	982
227	ConAgra Foods, Inc., 2.100%, 03/15/18	227
365	Kellogg Co., 1.750%, 05/17/17	366
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	840
694	5.000%, 06/04/42	719
1,187	6.125%, 08/23/18	1,299
2,353	6.875%, 01/26/39	2,888
	Mead Johnson Nutrition Co.,
317	3.000%, 11/15/20	320
153	Class C, 4.125%, 11/15/25	158
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,565
777	Tyson Foods, Inc., 3.950%, 08/15/24	820

		13,319

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	223
426	3.050%, 08/15/25	442
71	7.500%, 11/01/18	82

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Products — continued
598	Procter & Gamble — ESOP, Series A, 9.360%, 01/01/21	715
140	Procter & Gamble Co. (The), 5.500%, 02/01/34	172

		1,634

	Total Consumer Staples	43,467

	Energy — 2.0%
	Energy Equipment & Services — 0.1%
199	Cameron International Corp., 4.000%, 12/15/23	197
348	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	207
175	Ensco plc, (United Kingdom), 5.200%, 03/15/25	89
	Halliburton Co.,
204	3.375%, 11/15/22	201
714	3.500%, 08/01/23	666
193	4.850%, 11/15/35	169
1,620	7.450%, 09/15/39	1,867
	Nabors Industries, Inc.,
200	4.625%, 09/15/21	134
200	5.000%, 09/15/20	151
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	182
	Noble Holding International Ltd., (Cayman Islands),
115	3.950%, 03/15/22	59
238	4.000%, 03/16/18	190
83	5.250%, 03/15/42	33
300	6.050%, 03/01/41	125
363	6.950%, 04/01/45	167
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	446
	Transocean, Inc., (Cayman Islands),
361	4.300%, 10/15/22	177
513	6.500%, 11/15/20	303
648	7.125%, 12/15/21	356
100	7.500%, 04/15/31	46
198	8.100%, 12/15/41	91
185	Weatherford International Ltd., (Bermuda), 9.875%, 03/01/39	133

		5,989

	Oil, Gas & Consumable Fuels — 1.9%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	108
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	336

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Apache Corp.,
138	3.250%, 04/15/22	120
556	4.750%, 04/15/43	425
500	6.900%, 09/15/18	527
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	226
338	Boardwalk Pipelines LP, 4.950%, 12/15/24	289
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	91
929	1.846%, 05/05/17	929
1,283	2.237%, 05/10/19	1,272
1,182	2.750%, 05/10/23	1,119
451	3.506%, 03/17/25	439
1,337	3.814%, 02/10/24	1,328
	Buckeye Partners LP,
500	4.350%, 10/15/24	414
330	4.875%, 02/01/21	301
770	5.850%, 11/15/43	570
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	217
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	311
350	6.250%, 03/15/38	257
1,000	6.750%, 02/01/39	736
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	152
356	4.450%, 09/15/42	208
759	6.750%, 11/15/39	534
	Chevron Corp.,
560	2.355%, 12/05/22	537
1,000	4.950%, 03/03/19	1,083
1,852	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,821
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,837
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	242
	ConocoPhillips,
325	5.200%, 05/15/18	337
525	5.750%, 02/01/19	546
150	6.000%, 01/15/20	158
200	6.500%, 02/01/39	196
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,067
	ConocoPhillips Co.,
205	2.200%, 05/15/20	190

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
945	3.350%, 11/15/24	837
	Devon Energy Corp.,
750	3.250%, 05/15/22	578
522	4.750%, 05/15/42	334
360	6.300%, 01/15/19	341
673	7.950%, 04/15/32	538
	Ecopetrol S.A., (Colombia),
533	4.125%, 01/16/25	409
773	5.375%, 06/26/26	627
	Encana Corp., (Canada),
545	6.500%, 05/15/19	448
150	6.500%, 08/15/34	91
	Energy Transfer Partners LP,
448	3.600%, 02/01/23	372
964	4.750%, 01/15/26	827
364	5.150%, 03/15/45	265
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	813
	EnLink Midstream Partners LP,
140	2.700%, 04/01/19	109
838	4.150%, 06/01/25	579
500	5.050%, 04/01/45	298
	Enterprise Products Operating LLC,
506	3.700%, 02/15/26	474
343	3.750%, 02/15/25	325
475	3.900%, 02/15/24	449
199	4.900%, 05/15/46	175
155	4.950%, 10/15/54	124
318	5.100%, 02/15/45	283
201	5.950%, 02/01/41	190
	EOG Resources, Inc.,
379	2.625%, 03/15/23	342
600	4.100%, 02/01/21	611
902	5.100%, 01/15/36	853
	Exxon Mobil Corp.,
1,000	2.397%, 03/06/22	1,002
1,063	3.043%, 03/01/26	1,063
393	4.114%, 03/01/46	393
950	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	833
180	Hess Corp., 7.875%, 10/01/29	165
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	190
1,700	7.875%, 09/15/31	1,538
	Magellan Midstream Partners LP,
353	3.200%, 03/15/25	316

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
1,127	5.150%, 10/15/43	955
250	6.550%, 07/15/19	273
	Marathon Oil Corp.,
833	2.800%, 11/01/22	546
902	5.900%, 03/15/18	819
1,620	6.000%, 10/01/17	1,571
578	Marathon Petroleum Corp., 3.625%, 09/15/24	471
	Noble Energy, Inc.,
314	5.050%, 11/15/44	231
294	5.625%, 05/01/21	265
	Occidental Petroleum Corp.,
402	1.750%, 02/15/17	401
1,022	3.500%, 06/15/25	997
	ONEOK Partners LP,
485	3.375%, 10/01/22	383
515	3.800%, 03/15/20	467
2,000	4.900%, 03/15/25	1,636
350	6.650%, 10/01/36	267
	Petrobras Global Finance B.V., (Netherlands),
841	4.375%, 05/20/23	573
1,020	5.375%, 01/27/21	760
2,622	6.250%, 03/17/24	1,906
110	6.750%, 01/27/41	68
350	6.850%, 06/05/15[1]	215
175	7.875%, 03/15/19	158
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	332
1,045	6.800%, 05/15/38	965
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25 (e)	327
974	4.500%, 01/23/26 (e)	864
393	4.875%, 01/18/24	363
492	5.500%, 06/27/44 (e)	377
617	5.625%, 01/23/46 (e)	478
647	6.375%, 02/04/21 (e)	671
846	6.375%, 01/23/45	732
250	6.625%, 06/15/35	225
538	6.875%, 08/04/26 (e)	556
	Phillips 66,
314	2.950%, 05/01/17	318
182	4.300%, 04/01/22	186
	Plains All American Pipeline LP/PAA Finance Corp.,
323	2.600%, 12/15/19	283
1,000	3.600%, 11/01/24	769

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,500	4.650%, 10/15/25	2,102
1,480	4.900%, 02/15/45	995
850	Repsol Oil & Gas Canada, Inc., (Canada), 7.750%, 06/01/19	750
549	Schlumberger Holdings Corp., 3.625%, 12/21/22 (e)	539
831	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	876
	Spectra Energy Capital LLC,
500	3.300%, 03/15/23	415
1,500	5.650%, 03/01/20	1,498
500	6.200%, 04/15/18	522
400	8.000%, 10/01/19	425
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	516
452	5.950%, 09/25/43	434
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	888
353	1.200%, 01/17/18	349
406	2.450%, 01/17/23	382
1,071	2.650%, 01/15/24	987
313	2.750%, 11/10/21	309
467	3.125%, 08/17/17	475
300	3.150%, 01/23/22	298
456	3.250%, 11/10/24	441
253	4.250%, 11/23/41	225
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	160
250	6.850%, 06/01/39	232
	Sunoco Logistics Partners Operations LP,
259	4.250%, 04/01/24	216
531	4.400%, 04/01/21	489
170	5.300%, 04/01/44	126
1,133	5.350%, 05/15/45	841
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	490
	Tosco Corp.,
310	7.800%, 01/01/27	356
400	8.125%, 02/15/30	459
	Total Capital International S.A., (France),
262	1.500%, 02/17/17	262
508	1.550%, 06/28/17	508
233	2.700%, 01/25/23	224
500	2.750%, 06/19/21	500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
370	3.750%, 04/10/24	376
1,400	Total Capital S.A., (France), 2.300%, 03/15/16	1,401
	TransCanada PipeLines Ltd., (Canada),
394	4.875%, 01/15/26	405
550	6.200%, 10/15/37	551
340	6.500%, 08/15/18	367
1,100	7.250%, 08/15/38	1,245
74	Western Gas Partners LP, 5.375%, 06/01/21	63

		78,820

	Total Energy	84,809

	Financials — 8.2%
	Banks — 3.5%
	ABN AMRO Bank N.V., (Netherlands),
1,594	1.800%, 06/04/18 (e)	1,586
669	2.500%, 10/30/18 (e)	675
616	4.750%, 07/28/25 (e)	598
	ANZ New Zealand International Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	756
402	2.850%, 08/06/20 (e)	410
	Australia & New Zealand Banking Group Ltd., (Australia),
900	1.450%, 05/15/18	894
1,268	2.400%, 11/23/16 (e)	1,280
228	4.875%, 01/12/21 (e)	253
	Bank of America Corp.,
600	2.000%, 01/11/18	598
150	3.300%, 01/11/23	150
520	3.625%, 03/17/16	521
4,752	3.875%, 08/01/25	4,876
972	4.000%, 04/01/24	1,003
547	4.100%, 07/24/23	570
851	4.250%, 10/22/26	840
542	4.450%, 03/03/26	542
2,065	5.000%, 05/13/21	2,255
2,730	5.625%, 10/14/16	2,800
740	5.625%, 07/01/20	819
420	5.750%, 12/01/17	445
400	5.875%, 01/05/21	451
2,996	6.400%, 08/28/17	3,178
1,564	6.875%, 04/25/18	1,708
875	7.625%, 06/01/19	1,008
1,510	7.800%, 09/15/16	1,560
900	Series L, 2.250%, 04/21/20	881

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,500	Series L, 2.650%, 04/01/19	1,507
921	Series L, 3.950%, 04/21/25	888
645	Series L, 5.650%, 05/01/18	689
	Bank of Montreal, (Canada),
811	1.400%, 09/11/17	813
855	2.375%, 01/25/19	865
1,106	2.550%, 11/06/22	1,102
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	1,988
1,100	1.700%, 06/11/18	1,098
1,275	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	1,286
1,600	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	1,602
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	279
1,000	6.050%, 12/04/17 (e)	1,059
310	Series 1, 5.000%, 09/22/16	316
	Barclays plc, (United Kingdom),
1,449	3.250%, 01/12/21	1,397
508	3.650%, 03/16/25	467
400	4.375%, 01/12/26	386
435	5.250%, 08/17/45	416
	BB&T Corp.,
900	2.625%, 06/29/20	913
750	3.950%, 04/29/16	754
740	5.250%, 11/01/19	809
380	6.850%, 04/30/19	435
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	631
695	Branch Banking & Trust Co., 5.625%, 09/15/16	710
1,952	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	1,980
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,605
978	Capital One N.A., 2.350%, 08/17/18	973
	Citigroup, Inc.,
1,000	1.700%, 04/27/18	989
800	1.750%, 05/01/18	792
507	1.800%, 02/05/18	504
1,210	2.050%, 12/07/18	1,203
1,096	2.150%, 07/30/18	1,092
500	2.400%, 02/18/20	496
1,900	3.700%, 01/12/26	1,940
871	3.750%, 06/16/24	892

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
433	3.875%, 10/25/23	451
1,200	4.300%, 11/20/26	1,164
569	4.400%, 06/10/25	566
555	4.650%, 07/30/45	557
250	5.300%, 05/06/44	248
865	5.500%, 09/13/25	927
321	5.875%, 01/30/42	364
250	6.625%, 01/15/28	312
223	8.125%, 07/15/39	318
148	Comerica, Inc., 3.800%, 07/22/26	143
	Commonwealth Bank of Australia, (Australia),
1,080	2.250%, 03/16/17 (e)	1,093
532	4.500%, 12/09/25 (e)	524
	Cooperatieve Rabobank UA, (Netherlands),
1,000	2.500%, 01/19/21	1,003
455	3.375%, 01/19/17	463
789	3.875%, 02/08/22	831
1,488	4.375%, 08/04/25	1,496
500	5.800%, 09/30/10[2] (e)	568
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
250	2.750%, 03/26/20	242
419	3.125%, 12/10/20 (e)	411
340	3.750%, 03/26/25	321
484	4.875%, 05/15/45	441
	Discover Bank,
343	2.600%, 11/13/18	343
1,000	3.200%, 08/09/21	993
601	4.200%, 08/08/23	610
	Fifth Third Bancorp,
1,028	2.875%, 07/27/20	1,036
760	5.450%, 01/15/17	785
	Fifth Third Bank,
600	2.375%, 04/25/19	603
340	2.875%, 10/01/21	343
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,429
666	4.125%, 08/12/20 (e)	708
575	4.750%, 01/19/21 (e)	634
	HSBC Holdings plc, (United Kingdom),
1,056	4.000%, 03/30/22	1,098
939	4.250%, 08/18/25	910
530	4.875%, 01/14/22	579
600	6.100%, 01/14/42	741

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Huntington National Bank (The),
250	2.000%, 06/30/18	249
858	2.875%, 08/20/20	862
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	685
729	KeyBank N.A., 3.180%, 05/22/22	738
	KeyCorp,
315	2.900%, 09/15/20	315
300	5.100%, 03/24/21	330
	Lloyds Bank plc, (United Kingdom),
651	1.750%, 03/16/18	648
666	2.050%, 01/22/19	665
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,270
422	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.950%, 03/01/21	425
	Mizuho Bank Ltd., (Japan),
393	1.800%, 03/26/18 (e)	391
623	2.650%, 09/25/19 (e)	632
270	MUFG Americas Holdings Corp., 2.250%, 02/10/20	266
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,514
1,000	3.000%, 07/27/16 (e)	1,009
250	National City Bank, 5.800%, 06/07/17	261
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	996
1,800	3.125%, 03/20/17 (e)	1,834
945	4.250%, 09/21/22 (e)	981
400	PNC Bank N.A., 6.875%, 04/01/18	440
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	188
	PNC Funding Corp.,
709	3.300%, 03/08/22	735
567	4.375%, 08/11/20	615
950	5.625%, 02/01/17	982
595	6.700%, 06/10/19	682
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	985
1,450	1.875%, 02/05/20	1,458
1,789	2.000%, 10/01/18	1,810
1,000	2.200%, 07/27/18	1,011
452	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	449
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	402

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	922
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,152
1,300	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,281
	SunTrust Banks, Inc.,
253	2.900%, 03/03/21	252
880	6.000%, 09/11/17	934
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,422
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,358
521	2.250%, 11/05/19	525
	U.S. Bancorp,
550	1.650%, 05/15/17	553
540	3.000%, 03/15/22	559
566	4.125%, 05/24/21	617
1,277	7.500%, 06/01/26	1,670
896	U.S. Bank N.A., 2.800%, 01/27/25	902
6,606	Wachovia Corp., 5.750%, 02/01/18	7,102
	Wells Fargo & Co.,
1,200	2.150%, 01/30/20	1,197
2,174	2.600%, 07/22/20	2,198
453	3.000%, 02/19/25	452
850	3.500%, 03/08/22	892
484	4.100%, 06/03/26	500
694	4.300%, 07/22/27	720
702	4.480%, 01/16/24	746
500	4.600%, 04/01/21	551
920	4.650%, 11/04/44	900
1,280	5.606%, 01/15/44	1,414
2,350	5.625%, 12/11/17	2,512
1,045	SUB, 3.676%, 06/15/16	1,054
	Wells Fargo Bank N.A.,
1,000	5.600%, 03/15/16	1,002
250	5.750%, 05/16/16	252
250	6.000%, 11/15/17	268
	Westpac Banking Corp., (Australia),
338	2.000%, 03/03/20 (e)	339
2,141	4.875%, 11/19/19	2,334

		149,196

	Capital Markets — 1.7%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,589

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Bank of New York Mellon Corp. (The),
909	2.100%, 01/15/19	917
880	2.200%, 03/04/19	892
700	3.250%, 09/11/24	716
413	3.550%, 09/23/21	435
950	3.650%, 02/04/24	997
760	4.600%, 01/15/20	825
	BlackRock, Inc.,
660	3.375%, 06/01/22	695
540	3.500%, 03/18/24	566
430	4.250%, 05/24/21	471
385	6.250%, 09/15/17	414
437	Series 2, 5.000%, 12/10/19	486
	Blackstone Holdings Finance Co. LLC,
429	4.450%, 07/15/45 (e)	393
1,940	5.875%, 03/15/21 (e)	2,210
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	352
	Credit Suisse AG, (Switzerland),
417	1.750%, 01/29/18	414
728	2.300%, 05/28/19	722
271	3.000%, 10/29/21	271
402	3.625%, 09/09/24	404
	Deutsche Bank AG, (Germany),
591	1.875%, 02/13/18	576
1,600	2.950%, 08/20/20	1,550
805	6.000%, 09/01/17	843
500	FMR LLC, 6.450%, 11/15/39 (e)	611
	Goldman Sachs Group, Inc. (The),
952	2.600%, 04/23/20	948
1,309	2.625%, 01/31/19	1,320
453	2.750%, 09/15/20	452
557	3.500%, 01/23/25	551
525	3.750%, 05/22/25	532
469	3.750%, 02/25/26	473
800	4.000%, 03/03/24	828
115	4.250%, 10/21/25	114
848	5.250%, 07/27/21	942
1,366	5.375%, 03/15/20	1,498
1,200	5.750%, 01/24/22	1,363
4,310	5.950%, 01/18/18	4,596
949	6.000%, 06/15/20	1,065
420	6.150%, 04/01/18	453
685	6.750%, 10/01/37	783
2,678	7.500%, 02/15/19	3,048

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16 (e)	500
1,445	3.750%, 03/07/17 (e)	1,478
	Invesco Finance plc, (United Kingdom),
390	3.750%, 01/15/26	403
657	4.000%, 01/30/24	694
	Jefferies Group LLC,
1,015	5.125%, 04/13/18	1,048
1,010	6.450%, 06/08/27	994
880	6.875%, 04/15/21	985
	Macquarie Bank Ltd., (Australia),
605	2.350%, 01/15/19 (e)	607
291	2.600%, 06/24/19 (e)	292
1,000	2.850%, 07/29/20 (e)	1,003
1,000	4.000%, 07/29/25 (e)	979
2,615	5.000%, 02/22/17 (e)	2,697
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,306
1,650	6.250%, 01/14/21 (e)	1,827
	Morgan Stanley,
500	2.650%, 01/27/20	499
2,365	2.800%, 06/16/20	2,377
1,250	3.700%, 10/23/24	1,266
946	3.875%, 01/27/26	972
703	3.950%, 04/23/27	679
2,873	4.000%, 07/23/25	2,964
480	4.350%, 09/08/26	478
871	5.000%, 11/24/25	916
1,021	5.500%, 07/24/20	1,130
559	5.500%, 07/28/21	627
1,265	5.625%, 09/23/19	1,388
360	5.750%, 01/25/21	405
1,400	6.625%, 04/01/18	1,523
970	7.300%, 05/13/19	1,109
547	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	628
	State Street Corp.,
369	3.100%, 05/15/23	372
2,792	3.550%, 08/18/25	2,945
1,164	3.700%, 11/20/23	1,237
379	TD Ameritrade Holding Corp., 2.950%, 04/01/22	385

		73,028

	Consumer Finance — 0.9%
700	American Express Co., 7.000%, 03/19/18	769

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	American Express Credit Corp.,
1,140	1.800%, 07/31/18	1,135
1,028	1.875%, 11/05/18	1,030
480	2.375%, 03/24/17	486
1,455	2.375%, 05/26/20	1,451
714	Series F, 2.600%, 09/14/20	717
	American Honda Finance Corp.,
533	1.600%, 02/16/18 (e)	533
565	2.125%, 02/28/17 (e)	571
363	2.125%, 10/10/18	367
417	2.250%, 08/15/19	423
1,599	2.600%, 09/20/16 (e)	1,615
150	7.625%, 10/01/18 (e)	171
	Capital One Financial Corp.,
750	3.200%, 02/05/25	720
1,281	3.500%, 06/15/23	1,278
462	4.200%, 10/29/25	453
	Caterpillar Financial Services Corp.,
882	2.250%, 12/01/19	891
402	2.850%, 06/01/22	407
560	5.500%, 03/15/16	561
340	7.050%, 10/01/18	385
585	7.150%, 02/15/19	671
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	465
340	2.145%, 01/09/18	338
991	2.240%, 06/15/18	977
513	2.375%, 03/12/19	504
1,653	3.000%, 06/12/17	1,669
1,917	3.984%, 06/15/16	1,932
1,162	4.134%, 08/04/25	1,157
561	4.207%, 04/15/16	563
200	4.250%, 09/20/22	204
803	VAR, 1.870%, 05/09/16	803
	General Motors Financial Co., Inc.,
489	3.100%, 01/15/19	484
1,091	3.200%, 07/13/20	1,054
207	HSBC Finance Corp., 7.350%, 11/27/32	245
	HSBC USA, Inc.,
800	1.625%, 01/16/18	796
1,077	2.350%, 03/05/20	1,055
2,469	2.750%, 08/07/20	2,453
	John Deere Capital Corp.,
759	1.200%, 10/10/17	758
335	1.700%, 01/15/20	332

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
400	2.450%, 09/11/20	407
233	3.150%, 10/15/21	243
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	871
	PACCAR Financial Corp.,
626	1.400%, 05/18/18	625
663	1.600%, 03/15/17	667
	Toyota Motor Credit Corp.,
412	1.450%, 01/12/18	413
1,350	2.000%, 09/15/16	1,358
558	2.100%, 01/17/19	566
1,130	2.125%, 07/18/19	1,148

		36,721

	Diversified Financial Services — 0.8%
1,455	Bank of America N.A., 5.300%, 03/15/17	1,504
	Berkshire Hathaway, Inc.,
2,498	3.400%, 01/31/22	2,650
840	3.750%, 08/15/21	909
725	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	726
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,271
777	3.000%, 03/15/25	780
285	5.300%, 09/15/43	333
400	Countrywide Financial Corp., 6.250%, 05/15/16	404
	GE Capital International Funding Co., (Ireland),
3,710	2.342%, 11/15/20 (e)	3,747
2,986	3.373%, 11/15/25 (e)	3,124
3,040	4.418%, 11/15/35 (e)	3,174
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	453
884	4.000%, 10/15/23	926
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	307
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	351
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,267
681	Series KK, 3.550%, 01/15/24	748
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	211
804	2.125%, 05/11/20	783
789	4.125%, 05/11/35	731
1,020	4.300%, 09/22/19	1,077

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
1,005	4.375%, 03/25/20	1,064
1,280	6.375%, 12/15/38	1,480
	Siemens Financieringsmaatschappij N.V., (Netherlands),
634	2.900%, 05/27/22 (e)	654
513	4.400%, 05/27/45 (e)	543
300	5.750%, 10/17/16 (e)	309

		33,526

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
380	2.300%, 11/03/20	382
533	2.875%, 11/03/22	543
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	627
651	Allstate Corp. (The), 3.150%, 06/15/23	668
	American International Group, Inc.,
674	3.750%, 07/10/25	661
296	3.875%, 01/15/35	250
471	4.125%, 02/15/24	478
1,685	4.700%, 07/10/35	1,589
	Aon Corp.,
402	3.125%, 05/27/16	404
306	6.250%, 09/30/40	340
452	Aon plc, (United Kingdom), 3.875%, 12/15/25	457
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	405
233	3.000%, 05/15/22	241
748	4.300%, 05/15/43	738
1,574	4.400%, 05/15/42	1,567
1,810	5.400%, 05/15/18	1,973
120	Chubb Corp. (The), 5.750%, 05/15/18	131
798	CNA Financial Corp., 3.950%, 05/15/24	782
563	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	562
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	440
	Lincoln National Corp.,
345	4.200%, 03/15/22	358
253	4.850%, 06/24/21	270
676	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	677
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	307
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,514

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
626	2.500%, 10/17/22 (e)	618
540	3.125%, 04/14/16 (e)	541
	MetLife, Inc.,
600	4.875%, 11/13/43	615
555	Series A, 6.817%, 08/15/18	618
	Metropolitan Life Global Funding I,
604	1.500%, 01/10/18 (e)	600
938	1.875%, 06/22/18 (e)	935
1,900	3.650%, 06/14/18 (e)	1,975
1,277	3.875%, 04/11/22 (e)	1,343
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,528
	New York Life Global Funding,
129	1.950%, 02/11/20 (e)	129
3,951	2.150%, 06/18/19 (e)	3,985
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	673
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	794
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	382
166	Principal Financial Group, Inc., 1.850%, 11/15/17	166
953	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	963
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,254
388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	393
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	310

		36,186

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
450	3.500%, 01/31/23	442
567	5.000%, 02/15/24	604
	American Tower Trust I,
471	1.551%, 03/15/18 (e)	465
750	3.070%, 03/15/23 (e)	758
483	Boston Properties LP, 3.650%, 02/01/26	489
	Equity Commonwealth,
600	5.875%, 09/15/20	654
1,345	6.650%, 01/15/18	1,416
364	ERP Operating LP, 4.625%, 12/15/21	402
	HCP, Inc.,
492	2.625%, 02/01/20	481
265	3.400%, 02/01/25	236

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
1,204	3.875%, 08/15/24	1,131
230	4.200%, 03/01/24	220
598	4.250%, 11/15/23	585
783	National Retail Properties, Inc., 4.000%, 11/15/25	791
	Prologis LP,
133	3.750%, 11/01/25	135
534	4.250%, 08/15/23	568
	Simon Property Group LP,
917	2.150%, 09/15/17	926
868	3.375%, 10/01/24	881
532	3.750%, 02/01/24	558
579	4.125%, 12/01/21	626
200	4.375%, 03/01/21	218
	Ventas Realty LP,
242	3.500%, 02/01/25	234
353	3.750%, 05/01/24	353
406	4.125%, 01/15/26	412
	Welltower, Inc.,
223	4.000%, 06/01/25	219
732	4.500%, 01/15/24	745

		14,549

	Thrifts & Mortgage Finance — 0.0% (g)
850	BPCE S.A., (France), 1.625%, 01/26/18	847

	Total Financials	344,053

	Health Care — 1.0%
	Biotechnology — 0.3%
	Amgen, Inc.,
237	2.125%, 05/01/20	235
491	3.625%, 05/22/24	505
1,000	3.875%, 11/15/21	1,069
500	4.950%, 10/01/41	497
2,000	5.150%, 11/15/41	2,056
265	5.650%, 06/15/42	292
680	5.700%, 02/01/19	753
720	5.750%, 03/15/40	787
	Baxalta, Inc.,
500	3.600%, 06/23/22 (e)	496
167	5.250%, 06/23/45 (e)	160
	Biogen, Inc.,
918	3.625%, 09/15/22	949
250	5.200%, 09/15/45	256
	Celgene Corp.,
873	2.875%, 08/15/20	883

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Biotechnology — continued
1,336	3.250%, 08/15/22	1,337
659	3.625%, 05/15/24	663
633	5.000%, 08/15/45	648
	Gilead Sciences, Inc.,
539	3.250%, 09/01/22	558
632	3.650%, 03/01/26	662
106	4.600%, 09/01/35	110

		12,916

	Health Care Equipment & Supplies — 0.1%
286	Baxter International, Inc., 1.850%, 06/15/18	286
	Becton, Dickinson & Co.,
162	2.675%, 12/15/19	165
243	3.734%, 12/15/24	251
100	5.000%, 05/15/19	108
	Medtronic, Inc.,
821	3.150%, 03/15/22	856
1,025	4.375%, 03/15/35	1,060

		2,726

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
265	4.500%, 05/15/42	258
440	6.750%, 12/15/37	542
	Anthem, Inc.,
467	2.300%, 07/15/18	469
615	3.125%, 05/15/22	605
280	3.300%, 01/15/23	276
500	4.625%, 05/15/42	473
535	4.650%, 01/15/43	501
648	4.650%, 08/15/44	611
	Cardinal Health, Inc.,
540	2.400%, 11/15/19	542
690	3.750%, 09/15/25	718
	Express Scripts Holding Co.,
305	3.300%, 02/25/21	307
900	3.500%, 06/15/24	861
639	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	635
588	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	594
640	Texas Health Resources, 4.330%, 11/15/55	655
	UnitedHealth Group, Inc.,
472	1.900%, 07/16/18	476
173	2.750%, 02/15/23	174
400	2.875%, 03/15/23	406

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
697	3.100%, 03/15/26	702
697	3.350%, 07/15/22	729
1,050	3.375%, 11/15/21	1,113
560	4.625%, 07/15/35	601
620	6.625%, 11/15/37	812

		13,060

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
176	1.300%, 02/01/17	176
687	4.150%, 02/01/24	717

		893

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
992	1.750%, 11/06/17	991
1,164	2.500%, 05/14/20	1,165
609	2.900%, 11/06/22	604
422	3.200%, 11/06/22	426
783	4.500%, 05/14/35	780
	Actavis Funding SCS, (Luxembourg),
453	3.000%, 03/12/20	460
443	3.450%, 03/15/22	452
706	4.550%, 03/15/35	710
275	Actavis, Inc., 3.250%, 10/01/22	276
250	Allergan, Inc., 2.800%, 03/15/23	244
395	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	401
937	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	1,028
750	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	773
530	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	681
546	Johnson & Johnson, 3.550%, 03/01/36	547
	Merck & Co., Inc.,
650	1.300%, 05/18/18	653
644	2.350%, 02/10/22	646
474	2.400%, 09/15/22	476
562	2.800%, 05/18/23	576
210	3.700%, 02/10/45	200
560	Novartis Capital Corp., 3.400%, 05/06/24	598
650	Pfizer, Inc., 3.000%, 06/15/23	673
	Zoetis, Inc.,
193	1.875%, 02/01/18	191
123	4.700%, 02/01/43	108

		13,659

	Total Health Care	43,254

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrials — 1.6%
	Aerospace & Defense — 0.2%
557	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	562
	BAE Systems Holdings, Inc.,
500	3.800%, 10/07/24 (e)	511
400	6.375%, 06/01/19 (e)	450
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	771
200	Boeing Co. (The), 7.950%, 08/15/24	273
415	Honeywell International, Inc., 5.300%, 03/01/18	449
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	389
131	3.100%, 01/15/23	135
1,281	4.070%, 12/15/42	1,249
167	4.500%, 05/15/36	176
292	4.850%, 09/15/41	312
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	419
1,350	Precision Castparts Corp., 3.250%, 06/15/25	1,382
340	Raytheon Co., 3.150%, 12/15/24	354
	United Technologies Corp.,
214	1.800%, 06/01/17	216
681	3.100%, 06/01/22	707
543	4.150%, 05/15/45	532
914	4.500%, 06/01/42	943

		9,830

	Air Freight & Logistics — 0.0% (g)
318	FedEx Corp., 3.900%, 02/01/35	292
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	444
160	SUB, 8.375%, 04/01/30	230
214	United Parcel Service, Inc., 2.450%, 10/01/22	218

		1,184

	Airlines — 0.1%
399	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	400
195	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	208
578	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	609
180	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	194
395	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	435

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
190	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	196
384	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	403
147	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	157
377	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	399

		3,001

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	687
328	4.875%, 07/15/42	218
200	Pitney Bowes, Inc., 5.600%, 03/15/18	211
614	Republic Services, Inc., 3.550%, 06/01/22	643
	Waste Management, Inc.,
156	3.900%, 03/01/35	152
214	4.750%, 06/30/20	235

		2,146

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	227
292	2.875%, 05/08/22	295
145	4.375%, 05/08/42	153
789	Fluor Corp., 3.375%, 09/15/21	820

		1,495

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	181
170	4.000%, 11/02/32	167
570	5.600%, 05/15/18	612
300	7.625%, 04/01/24	383

		1,343

	Industrial Conglomerates — 0.4%
	Danaher Corp.,
420	2.400%, 09/15/20	429
667	3.900%, 06/23/21	723
	General Electric Co.,
750	2.300%, 04/27/17	764
212	2.700%, 10/09/22	219
573	3.100%, 01/09/23	600
573	3.150%, 09/07/22	602
436	3.375%, 03/11/24	467

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — continued
187	4.625%, 01/07/21	209
602	4.650%, 10/17/21	682
191	5.300%, 02/11/21	216
2,500	5.400%, 02/15/17	2,605
512	5.500%, 01/08/20	583
4,380	5.625%, 05/01/18	4,777
95	5.875%, 01/14/38	120
794	Series A, 6.750%, 03/15/32	1,058
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	550
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	437
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,002
409	5.750%, 03/11/18	437
130	7.200%, 06/01/26	163
981	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	982
192	Roper Technologies, Inc., 3.000%, 12/15/20	194
223	Tyco International Finance S.A., (Luxembourg), 5.125%, 09/14/45	232

		18,051

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	165
	Deere & Co.,
819	2.600%, 06/08/22	822
346	3.900%, 06/09/42	335
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	424
1,920	3.900%, 09/01/42	1,885
290	Ingersoll-Rand Co., 6.391%, 11/15/27	336
	Parker-Hannifin Corp.,
592	4.450%, 11/21/44	629
215	5.500%, 05/15/18	232

		4,828

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	204
522	3.050%, 03/15/22	537
300	3.450%, 09/15/21	316
136	3.600%, 09/01/20	145
249	3.750%, 04/01/24	263
375	4.375%, 09/01/42	376
455	4.700%, 09/01/45	482

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
769	5.150%, 09/01/43	853
1,658	5.400%, 06/01/41	1,897
540	5.650%, 05/01/17	566
335	5.750%, 03/15/18	362
425	5.750%, 05/01/40	499
250	6.700%, 08/01/28	319
	Canadian Pacific Railway Co., (Canada),
600	4.500%, 01/15/22	640
1,130	6.125%, 09/15/15[1]	1,181
250	7.125%, 10/15/31	322
	CSX Corp.,
400	3.400%, 08/01/24	406
526	3.950%, 05/01/50	451
191	4.100%, 03/15/44	176
300	4.250%, 06/01/21	322
575	5.500%, 04/15/41	632
215	7.375%, 02/01/19	247
500	7.900%, 05/01/17	536
	ERAC USA Finance LLC,
559	4.500%, 08/16/21 (e)	600
355	5.250%, 10/01/20 (e)	392
436	5.625%, 03/15/42 (e)	466
350	6.375%, 10/15/17 (e)	374
746	6.700%, 06/01/34 (e)	895
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	750
595	3.950%, 10/01/42	531
100	6.000%, 03/15/05[3]	107
1,510	6.000%, 05/23/11[4]	1,627
365	7.700%, 05/15/17	392
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
479	2.875%, 07/17/18 (e)	477
1,131	3.375%, 02/01/22 (e)	1,101
	Ryder System, Inc.,
484	2.500%, 03/01/17	487
723	2.500%, 05/11/20	707
517	2.875%, 09/01/20	513
434	3.600%, 03/01/16	434
	Union Pacific Corp.,
182	2.950%, 01/15/23	185
838	3.646%, 02/15/24	892
710	4.163%, 07/15/22	780
200	4.300%, 06/15/42	204

		23,646

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — 0.0% (g)
655	WW Grainger, Inc., 4.600%, 06/15/45	711

	Total Industrials	66,235

	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
514	2.600%, 02/28/23	520
197	2.900%, 03/04/21	205
1,111	3.000%, 06/15/22	1,157
335	3.500%, 06/15/25	353
500	3.625%, 03/04/24	539
350	5.500%, 01/15/40	419
755	5.900%, 02/15/39	934

		4,127

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	220
190	4.500%, 03/01/23	195
165	6.000%, 04/01/20	179
500	6.875%, 06/01/18	543
1,563	7.500%, 01/15/27	1,884

		3,021

	Internet Software & Services — 0.1%
	eBay, Inc.,
1,500	2.600%, 07/15/22	1,401
500	3.450%, 08/01/24	476
271	4.000%, 07/15/42	206

		2,083

	IT Services — 0.2%
	International Business Machines Corp.,
409	1.250%, 02/08/18	409
3,267	1.625%, 05/15/20	3,245
765	6.220%, 08/01/27	953
3,675	7.625%, 10/15/18	4,234
	Xerox Corp.,
271	2.950%, 03/15/17	271
320	5.625%, 12/15/19	327
550	6.750%, 02/01/17	569

		10,008

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
375	3.100%, 07/29/22	393
397	3.300%, 10/01/21	421

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
652	3.700%, 07/29/25	704
1,185	4.000%, 12/15/32	1,198
453	4.900%, 07/29/45	491
1,460	National Semiconductor Corp., 6.600%, 06/15/17	1,559
365	Texas Instruments, Inc., 1.650%, 08/03/19	365

		5,131

	Software — 0.3%
470	Intuit, Inc., 5.750%, 03/15/17	490
	Microsoft Corp.,
262	0.875%, 11/15/17	262
384	2.125%, 11/15/22	383
500	2.375%, 02/12/22	509
1,310	2.375%, 05/01/23	1,318
291	3.500%, 02/12/35	280
1,155	3.625%, 12/15/23	1,259
305	4.000%, 02/12/55	283
615	4.200%, 11/03/35	645
117	4.500%, 10/01/40	124
639	4.750%, 11/03/55	673
	Oracle Corp.,
586	2.800%, 07/08/21	606
1,750	2.950%, 05/15/25	1,766
1,000	3.625%, 07/15/23	1,058
457	4.300%, 07/08/34	468
1,740	4.375%, 05/15/55	1,669
500	5.000%, 07/08/19	555
813	5.750%, 04/15/18	888
475	6.500%, 04/15/38	609

		13,845

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
927	2.150%, 02/09/22	918
2,556	2.400%, 05/03/23	2,533
2,364	2.850%, 05/06/21	2,463
1,539	3.200%, 05/13/25	1,590
625	3.450%, 02/09/45	544
426	4.500%, 02/23/36	444
2,069	VAR, 0.869%, 05/03/18	2,062
300	Dell, Inc., 7.100%, 04/15/28	269
	HP, Inc.,
282	4.300%, 06/01/21	285
472	4.375%, 09/15/21	476
201	4.650%, 12/09/21	205

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Technology Hardware, Storage & Peripherals — continued
849	6.000%, 09/15/41	700

		12,489

	Total Information Technology	50,704

	Materials — 0.5%
	Chemicals — 0.3%
	Agrium, Inc., (Canada),
490	3.375%, 03/15/25	450
525	4.125%, 03/15/35	414
757	5.250%, 01/15/45	676
500	CF Industries, Inc., 7.125%, 05/01/20	563
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	536
850	3.500%, 10/01/24	854
693	4.125%, 11/15/21	732
200	5.250%, 11/15/41	197
375	7.375%, 11/01/29	475
73	8.550%, 05/15/19	86
253	E.I. du Pont de Nemours & Co., 4.900%, 01/15/41	248
	Ecolab, Inc.,
447	1.450%, 12/08/17	445
595	3.250%, 01/14/23	605
150	5.500%, 12/08/41	168
208	Monsanto Co., 4.700%, 07/15/64	166
	Mosaic Co. (The),
280	3.750%, 11/15/21	279
1,456	4.250%, 11/15/23	1,424
79	4.875%, 11/15/41	67
861	5.450%, 11/15/33	832
347	5.625%, 11/15/43	323
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.000%, 04/01/25	613
85	3.250%, 12/01/17	87
	PPG Industries, Inc.,
114	5.500%, 11/15/40	130
122	6.650%, 03/15/18	133
355	9.000%, 05/01/21	455
473	Praxair, Inc., 2.650%, 02/05/25	472
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,224
850	7.750%, 10/01/96	993

		13,647

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Construction Materials — 0.0% (g)
	CRH America, Inc.,
417	3.875%, 05/18/25 (e)	423
893	5.125%, 05/18/45 (e)	906

		1,329

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	814
150	5.000%, 09/30/43	146
410	5.400%, 03/29/17	424
560	6.500%, 04/01/19	615
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,263
1,138	3.875%, 03/15/23	748
1,020	5.400%, 11/14/34	594
262	5.450%, 03/15/43	152
283	Nucor Corp., 4.000%, 08/01/23	285
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	239
	Rio Tinto Finance USA Ltd., (Australia),
550	3.750%, 09/20/21	545
650	9.000%, 05/01/19	753
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	385
	Teck Resources Ltd., (Canada),
514	3.750%, 02/01/23	314
676	4.750%, 01/15/22	419

		7,696

	Total Materials	22,672

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
3,830	3.000%, 06/30/22	3,796
1,120	3.400%, 05/15/25	1,100
425	3.875%, 08/15/21	446
879	4.300%, 12/15/42	751
462	4.350%, 06/15/45	393
425	4.450%, 05/15/21	454
485	4.500%, 05/15/35	445
563	4.750%, 05/15/46	514
375	5.350%, 09/01/40	365
250	5.500%, 02/01/18	267
2,700	6.300%, 01/15/38	2,926
700	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	831

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
2,250	BellSouth LLC, 6.550%, 06/15/34	2,385
	British Telecommunications plc, (United Kingdom),
531	2.350%, 02/14/19	535
150	9.625%, 12/15/30	215
600	Centel Capital Corp., 9.000%, 10/15/19	689
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	338
232	4.875%, 03/06/42 (e)	244
400	6.000%, 07/08/19	450
325	8.750%, 06/15/30	458
	GTP Acquisition Partners I LLC,
1,236	2.350%, 06/15/20 (e)	1,227
1,436	3.482%, 06/16/25 (e)	1,449
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
560	2.750%, 09/14/16	565
1,305	9.000%, 03/01/31	1,827
741	Qwest Corp., 6.750%, 12/01/21	789
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	256
526	5.134%, 04/27/20	564
316	5.462%, 02/16/21	346
300	6.421%, 06/20/16	304
	Verizon Communications, Inc.,
432	2.625%, 02/21/20	438
983	3.000%, 11/01/21	999
2,804	3.500%, 11/01/24	2,863
938	4.150%, 03/15/24	999
1,685	4.400%, 11/01/34	1,583
1,762	4.500%, 09/15/20	1,916
730	4.522%, 09/15/48	666
1,085	4.672%, 03/15/55	958
4,200	4.862%, 08/21/46	4,103
566	5.012%, 08/21/54	526
531	5.150%, 09/15/23	601
100	5.850%, 09/15/35	109
572	6.400%, 09/15/33	667
43	6.550%, 09/15/43	52
764	Verizon New England, Inc., 7.875%, 11/15/29	950
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	822
1,444	8.350%, 12/15/30	1,846

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
500	8.750%, 08/15/31	629

		45,923

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	642
592	3.125%, 07/16/22	590
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,639
400	8.750%, 05/01/32	546
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	347
1,200	1.625%, 03/20/17	1,205

		4,969

	Total Telecommunication Services	50,892

	Utilities — 1.6%
	Electric Utilities — 1.1%
	Alabama Power Co.,
214	3.750%, 03/01/45	204
239	6.125%, 05/15/38	299
286	American Electric Power Co., Inc., 1.650%, 12/15/17	284
	Arizona Public Service Co.,
133	2.200%, 01/15/20	134
296	4.500%, 04/01/42	319
467	5.050%, 09/01/41	542
455	Baltimore Gas & Electric Co., 2.800%, 08/15/22	464
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,119
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	851
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	212
224	DTE Electric Co., 2.650%, 06/15/22	228
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	135
660	5.100%, 04/15/18	710
100	6.000%, 01/15/38	127
	Duke Energy Florida LLC,
290	5.650%, 06/15/18	316
245	6.400%, 06/15/38	324
1,320	Duke Energy Indiana LLC, 6.350%, 08/15/38	1,716
	Duke Energy Progress LLC,
540	2.800%, 05/15/22	553

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
792	3.250%, 08/15/25	823
273	4.100%, 05/15/42	276
125	4.100%, 03/15/43	126
387	4.150%, 12/01/44	395
325	5.300%, 01/15/19	358
	Electricite de France S.A., (France),
770	2.150%, 01/22/19 (e)	770
1,300	6.000%, 01/22/14[5] (e)	1,287
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,033
350	Florida Power & Light Co., 5.950%, 02/01/38	451
210	Georgia Power Co., 5.950%, 02/01/39	251
229	Great Plains Energy, Inc., 4.850%, 06/01/21	247
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.400%, 01/15/22	1,325
350	Series IO, 8.050%, 07/07/24	486
100	Indiana Michigan Power Co., 7.000%, 03/15/19	113
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	113
790	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	881
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	402
1,400	5.300%, 10/01/41	1,592
424	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	444
125	MidAmerican Energy Co., 5.300%, 03/15/18	134
	Nevada Power Co.,
55	5.375%, 09/15/40	64
305	5.450%, 05/15/41	356
720	6.500%, 08/01/18	797
100	Series N, 6.650%, 04/01/36	130
	NextEra Energy Capital Holdings, Inc.,
371	2.400%, 09/15/19	371
725	6.000%, 03/01/19	792
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24 (e)	511
300	4.881%, 08/15/19 (e)	326
510	Northern States Power Co., 6.250%, 06/01/36	670
320	Ohio Power Co., 6.050%, 05/01/18	346
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	931
110	7.000%, 09/01/22	134
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	538

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
492	2.950%, 03/01/26	495
71	3.250%, 09/15/21	74
250	3.250%, 06/15/23	259
781	3.500%, 06/15/25	816
217	4.450%, 04/15/42	226
390	4.500%, 12/15/41	408
810	5.625%, 11/30/17	864
100	6.050%, 03/01/34	123
160	8.250%, 10/15/18	186
	PacifiCorp,
180	5.500%, 01/15/19	199
150	5.650%, 07/15/18	163
	PECO Energy Co.,
350	2.375%, 09/15/22	350
175	5.350%, 03/01/18	188
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,438
673	Progress Energy, Inc., 3.150%, 04/01/22	675
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	249
90	3.200%, 11/15/20	95
125	5.800%, 08/01/18	137
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,114
	Public Service Electric & Gas Co.,
833	3.000%, 05/15/25	853
317	5.375%, 11/01/39	387
210	Series I, 1.800%, 06/01/19	210
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	65
	Southern California Edison Co.,
133	1.845%, 02/01/22	131
785	5.500%, 08/15/18	861
1,185	6.050%, 03/15/39	1,526
200	Series 08-A, 5.950%, 02/01/38	254
318	Series C, 3.500%, 10/01/23	337
363	Southern Co. (The), 1.950%, 09/01/16	364
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	666
312	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	311
	Virginia Electric & Power Co.,
64	3.450%, 02/15/24	67
1,415	5.400%, 04/30/18	1,524
630	5.950%, 09/15/17	672

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
21	Wisconsin Electric Power Co., 2.950%, 09/15/21	22
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	162
92	4.800%, 09/15/41	97
200	6.500%, 07/01/36	254

		44,832

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
125	4.125%, 10/15/44	126
828	4.150%, 01/15/43	828
375	8.500%, 03/15/19	440
308	Boston Gas Co., 4.487%, 02/15/42 (e)	308
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	355
382	Dominion Gas Holdings LLC, 2.800%, 11/15/20	387

		2,444

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.950%, 01/15/20	300
1,020	4.000%, 10/01/20	1,054
235	5.750%, 10/01/41	215
	PSEG Power LLC,
772	4.150%, 09/15/21	791
442	4.300%, 11/15/23	443
	Southern Power Co.,
357	4.150%, 12/01/25	359
600	5.150%, 09/15/41	557

		3,719

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
563	3.500%, 09/15/21	576
208	4.400%, 06/01/43	194
1,445	5.875%, 03/15/41	1,646
1,243	6.375%, 07/15/16	1,266
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	739
	Consumers Energy Co.,
216	2.850%, 05/15/22	221
130	5.650%, 04/15/20	149
235	Delmarva Power & Light Co., 4.000%, 06/01/42	234

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	Dominion Resources, Inc.,
300	7.000%, 06/15/38	366
920	Series F, 5.250%, 08/01/33	987
	DTE Energy Co.,
992	3.300%, 06/15/22 (e)	1,013
289	Series F, 3.850%, 12/01/23	304
	NiSource Finance Corp.,
370	3.850%, 02/15/23	386
1,256	5.800%, 02/01/42	1,443
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	384
275	6.000%, 06/01/26	346
	Sempra Energy,
350	2.875%, 10/01/22	339
236	3.550%, 06/15/24	236
1,013	4.050%, 12/01/23	1,059
1,150	6.150%, 06/15/18	1,238
180	6.500%, 06/01/16	182
460	9.800%, 02/15/19	550
1,009	WEC Energy Group, Inc., 3.550%, 06/15/25	1,041

		14,899

	Water Utilities — 0.0% (g)
793	American Water Capital Corp., 3.400%, 03/01/25	831

	Total Utilities	66,725

	Total Corporate Bonds (Cost $823,263)	833,390

Foreign Government Securities — 1.3%
	Federative Republic of Brazil, (Brazil),
825	4.250%, 01/07/25	703
472	5.000%, 01/27/45	333
	Israel Government AID Bond, (Israel),
1,160	Zero Coupon, 08/15/23	984
6,165	Zero Coupon, 11/01/23	5,174
2,121	Zero Coupon, 02/15/24	1,786
5,535	Zero Coupon, 05/01/24	4,614
1,000	5.500%, 09/18/33	1,356
1,000	Series 1, Zero Coupon, 05/01/23	857
1,500	Series 2, Zero Coupon, 11/01/24	1,230
5,000	Series 7-Z, Zero Coupon, 08/15/25	3,983
3,424	Series 8-Z, Zero Coupon, 02/15/24	2,883
2,000	Series 8-Z, Zero Coupon, 08/15/24	1,652
7,805	Series 10-Z, Zero Coupon, 08/15/24	6,445

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,387	Province of Ontario, (Canada), 1.650%, 09/27/19	1,385
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	517
	Republic of Colombia, (Colombia),
422	4.000%, 02/26/24	405
581	4.500%, 01/28/26	561
515	5.000%, 06/15/45	432
200	5.625%, 02/26/44	181
	Republic of Panama, (Panama),
317	3.750%, 03/16/25	318
416	4.000%, 09/22/24	424
88	Republic of Peru, (Peru), 5.625%, 11/18/50	94
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,215
	Republic of South Africa, (South Africa),
1,436	5.375%, 07/24/44	1,327
640	5.875%, 09/16/25	669
	Republic of Turkey, (Turkey),
2,350	4.250%, 04/14/26	2,230
719	5.750%, 03/22/24	765
	United Mexican States, (Mexico),
2,030	3.500%, 01/21/21	2,091
788	3.600%, 01/30/25	783
1,732	4.000%, 10/02/23	1,781
200	4.600%, 01/23/46	184
120	4.750%, 03/08/44	113
4,913	5.550%, 01/21/45	5,134

	Total Foreign Government Securities (Cost $51,121)	52,609

Mortgage Pass-Through Securities — 16.6%
	Federal Home Loan Mortgage Corp.,
13	ARM, 2.262%, 07/01/19	13
326	ARM, 2.272%, 10/01/36	342
77	ARM, 2.354%, 10/01/36	81
716	ARM, 2.391%, 04/01/34	756
845	ARM, 2.462%, 03/01/37	890
293	ARM, 2.467%, 12/01/36	310
30	ARM, 2.483%, 04/01/30	31
321	ARM, 2.497%, 11/01/36	339
100	ARM, 2.500%, 05/01/36	105
419	ARM, 2.520%, 11/01/36	443
185	ARM, 2.564%, 02/01/36	194
411	ARM, 2.605%, 12/01/33	436
393	ARM, 2.608%, 02/01/36	415
414	ARM, 2.641%, 01/01/35	435

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
165		ARM, 2.713%, 02/01/37	174
267		ARM, 2.840%, 12/01/34	283
471		ARM, 2.966%, 10/01/36	502
219		ARM, 3.171%, 07/01/36	227
1,036		ARM, 3.978%, 07/01/40	1,086
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
34		4.500%, 08/01/18	35
118		5.000%, 12/01/18	122
6		5.500%, 06/01/17	6
14		6.000%, 04/01/18	14
98		6.500%, 08/01/16 - 02/01/19	100
—	(h)	7.000%, 04/01/17	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,072		3.500%, 01/01/32 - 03/01/32	2,188
65		6.000%, 12/01/22	74
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,523		3.000%, 08/01/43	5,693
3,065		3.500%, 04/01/43	3,209
781		4.000%, 09/01/35	834
4,223		4.500%, 05/01/41	4,607
3,363		5.000%, 09/01/34 - 08/01/40	3,728
1,392		5.500%, 10/01/33 - 07/01/35	1,577
297		6.000%, 12/01/33 - 01/01/34	340
1,175		6.500%, 11/01/34 - 11/01/36	1,391
342		7.000%, 07/01/32 - 10/01/36	390
342		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	378
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,433		3.000%, 03/01/33	2,542
21,415		3.500%, 10/01/32 - 06/01/43	22,647
7,329		4.000%, 01/01/32 - 01/01/43	7,911
273		5.500%, 10/01/33 - 01/01/34	299
256		6.000%, 02/01/33	284
55		7.000%, 07/01/29	62
		Federal National Mortgage Association,
63		ARM, 1.812%, 09/01/34	66
3		ARM, 1.875%, 01/01/19	3
720		ARM, 1.922%, 01/01/33	743
465		ARM, 1.935%, 07/01/33	478
1,085		ARM, 2.020%, 01/01/35	1,132
376		ARM, 2.039%, 11/01/34	391
1,118		ARM, 2.041%, 09/01/35	1,163
488		ARM, 2.050%, 05/01/35	512

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

240	ARM, 2.056%, 04/01/34	252
3	ARM, 2.091%, 03/01/19	4
510	ARM, 2.190%, 07/01/36	530
513	ARM, 2.245%, 01/01/35	542
782	ARM, 2.254%, 11/01/34	818
208	ARM, 2.258%, 01/01/36	219
157	ARM, 2.324%, 07/01/34	167
583	ARM, 2.335%, 06/01/35	612
126	ARM, 2.345%, 05/01/35	133
211	ARM, 2.372%, 09/01/34	222
422	ARM, 2.379%, 10/01/34	444
661	ARM, 2.384%, 10/01/34	692
19	ARM, 2.387%, 04/01/34	19
115	ARM, 2.391%, 02/01/35	121
268	ARM, 2.399%, 08/01/34	283
45	ARM, 2.402%, 07/01/33	48
128	ARM, 2.403%, 09/01/35	136
509	ARM, 2.422%, 08/01/34	536
172	ARM, 2.428%, 06/01/36	183
475	ARM, 2.443%, 07/01/33	504
401	ARM, 2.460%, 05/01/34	427
1,342	ARM, 2.509%, 04/01/35	1,412
272	ARM, 2.514%, 04/01/35	286
150	ARM, 2.527%, 11/01/33	158
179	ARM, 2.547%, 01/01/34	188
43	ARM, 2.554%, 09/01/27	46
232	ARM, 2.634%, 10/01/34	245
347	ARM, 2.685%, 09/01/33	369
117	ARM, 2.753%, 01/01/38	123
546	ARM, 2.835%, 10/01/36	582
100	ARM, 3.000%, 02/01/34	102
38	ARM, 3.250%, 01/01/36	39
26	ARM, 3.748%, 03/01/29	28
	Federal National Mortgage Association, 15 Year, Single Family,
173	4.000%, 08/01/18	181
952	4.500%, 06/01/18 - 12/01/19	990
406	5.000%, 06/01/18 - 08/01/24	433
278	5.500%, 03/01/20 - 07/01/20	287
2,452	6.000%, 06/01/16 - 01/01/24	2,686
55	6.500%, 03/01/17 - 08/01/20	58
41	7.000%, 03/01/17 - 09/01/17	42
1	7.500%, 03/01/17	1
	Federal National Mortgage Association, 20 Year, Single Family,
1,231	3.500%, 08/01/32	1,302

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
74		4.500%, 04/01/24	80
629		6.500%, 05/01/22 - 04/01/25	722
		Federal National Mortgage Association, 30 Year, FHA/VA,
74		6.000%, 09/01/33	83
772		6.500%, 03/01/29 - 08/01/39	900
12		7.000%, 02/01/33	13
37		8.000%, 06/01/28	42
4		9.000%, 05/01/18	4
		Federal National Mortgage Association, 30 Year, Single Family,
4,999		TBA, 3.000%, 06/01/43 (w)	5,153
4,441		3.500%, 06/01/43	4,663
3,567		4.500%, 11/01/33 - 09/01/43	3,882
1,025		5.000%, 07/01/33 - 09/01/35	1,150
1,466		5.500%, 09/01/31 - 03/01/34	1,678
1,815		6.000%, 12/01/28 - 09/01/37	2,098
800		6.500%, 11/01/29 - 08/01/31	938
668		7.000%, 01/01/24 - 01/01/39	791
259		7.500%, 08/01/36 - 11/01/37	310
432		8.000%, 03/01/27 - 11/01/28	511
—	(h)	9.000%, 04/01/26	—	(h)
10		9.500%, 07/01/28	11
		Federal National Mortgage Association, Other,
4,000		VAR, 0.800%, 12/01/24	4,010
2,810		VAR, 0.820%, 01/01/23	2,829
4,793		VAR, 0.890%, 11/01/23	4,824
2,859		VAR, 0.920%, 11/01/23	2,862
4,716		VAR, 0.980%, 02/01/19	4,706
922		VAR, 1.230%, 03/01/22	919
2,363		VAR, 6.070%, 11/01/18	2,466
2,000		1.690%, 12/01/19	2,011
3,450		1.735%, 05/01/20	3,473
3,806		1.750%, 06/01/20	3,834
1,944		1.940%, 07/01/19	1,970
1,500		2.000%, 12/01/20	1,530
12,000		2.010%, 06/01/20	12,200
222		2.030%, 08/01/19	228
2,500		2.120%, 09/01/21	2,524
1,927		2.140%, 04/01/19	1,964
1,430		2.150%, 04/01/19	1,463
3,606		2.340%, 12/01/22	3,691
1,893		2.350%, 05/01/23	1,933
5,251		2.390%, 12/01/22	5,485
3,500		2.400%, 12/01/22	3,578
2,858		2.420%, 06/01/23	2,932

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,000	2.450%, 11/01/22	4,100
2,802	2.460%, 02/01/23	2,878
5,418	2.490%, 10/01/17	5,506
1,426	2.510%, 06/01/23	1,470
6,871	2.520%, 10/01/22 - 05/01/23	7,043
5,000	2.590%, 11/01/21	5,201
2,500	2.660%, 12/01/22	2,665
3,000	2.670%, 07/01/22	3,113
6,581	2.690%, 10/01/17	6,704
3,276	2.703%, 04/01/23	3,411
3,122	2.750%, 03/01/22	3,267
3,000	2.760%, 05/01/21	3,165
1,565	2.770%, 05/01/22	1,633
5,145	2.780%, 06/01/27	5,202
10,978	2.790%, 05/01/27 - 06/01/27	11,094
4,638	2.800%, 07/01/23	4,822
6,500	2.900%, 12/01/24	6,710
12,000	2.920%, 12/01/24 - 05/01/30	12,641
1,403	2.940%, 05/01/22	1,477
6,314	2.950%, 08/01/23 - 12/01/24	6,629
3,019	2.960%, 06/01/27	3,099
4,000	2.970%, 06/01/30	4,054
6,454	2.980%, 03/01/22 - 07/01/22	6,830
1,000	2.990%, 01/01/25	1,040
2,587	3.000%, 01/01/43	2,651
2,403	3.020%, 07/01/23	2,544
3,234	3.030%, 06/01/35	3,352
13,000	3.040%, 12/01/24 - 04/01/30	13,367
5,795	3.050%, 04/01/22	6,116
6,778	3.070%, 01/01/22	7,197
14,150	3.080%, 04/01/30 - 06/01/30	14,506
8,850	3.100%, 05/01/30	9,100
6,253	3.110%, 12/01/24 - 12/01/26	6,530
11,782	3.120%, 01/01/22 - 06/01/35	12,019
3,005	3.140%, 12/01/26	3,134
1,401	3.150%, 12/01/21	1,491
2,658	3.160%, 02/01/22	2,835
3,000	3.170%, 02/01/30	3,107
3,842	3.200%, 02/01/22	4,097
9,453	3.230%, 11/01/20	10,048
4,235	3.240%, 12/01/26	4,445
13,853	3.250%, 07/01/25 - 09/01/26	14,591
6,142	3.260%, 01/01/22 - 12/01/26	6,505
13,923	3.290%, 10/01/20 - 11/01/26	14,700
8,022	3.300%, 12/01/26 - 07/01/30	8,402
3,000	3.340%, 02/01/27	3,176

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
3,902	3.350%, 11/01/20 - 09/01/30	4,117
876	3.377%, 11/01/20	935
2,000	3.380%, 12/01/23	2,153
2,000	3.390%, 08/01/17	2,055
1,400	3.430%, 09/01/20	1,494
42,848	3.500%, 12/01/32 - 08/01/43	45,119
1,877	3.520%, 01/01/18	1,940
3,000	3.540%, 10/01/20	3,227
2,000	3.550%, 02/01/30	2,118
2,500	3.590%, 08/01/23	2,728
2,763	3.600%, 09/01/20	2,968
954	3.640%, 01/01/25	1,040
5,000	3.670%, 07/01/23	5,462
1,500	3.690%, 11/01/23	1,642
4,458	3.730%, 07/01/22	4,856
1,827	3.740%, 07/01/20	1,981
4,949	3.760%, 10/01/23 - 11/01/23	5,441
4,000	3.765%, 12/01/25	4,370
3,000	3.770%, 09/01/21	3,280
2,794	3.780%, 09/01/21	3,057
3,627	3.783%, 01/01/26	3,986
6,497	3.790%, 09/01/21	7,110
1,538	3.870%, 01/01/21	1,679
5,000	3.890%, 09/01/21	5,490
3,840	3.930%, 07/01/20 - 01/01/21	4,196
7,924	3.950%, 07/01/20 - 07/01/21	8,710
1,841	3.970%, 12/01/25	2,034
7,949	4.000%, 10/01/32 - 07/01/42	8,548
1,614	4.120%, 04/01/20	1,765
4,402	4.130%, 11/01/19 - 08/01/21	4,809
1,816	4.240%, 11/01/19	1,972
4,380	4.250%, 04/01/21	4,877
2,000	4.260%, 07/01/21	2,230
1,144	4.283%, 01/01/21	1,267
2,079	4.290%, 06/01/20	2,285
2,338	4.300%, 08/01/20 - 04/01/21	2,592
1,358	4.307%, 07/01/21	1,520
2,057	4.330%, 04/01/21	2,278
5,000	4.340%, 06/01/21	5,609
1,427	4.350%, 04/01/20	1,567
1,887	4.369%, 02/01/20	2,065
675	4.381%, 04/01/20	744
1,940	4.390%, 05/01/21	2,165
2,000	4.400%, 02/01/20	2,200
2,805	4.480%, 02/01/21	3,127
9,662	4.500%, 12/01/43 - 03/01/44	10,672

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

6,280		4.514%, 12/01/19	6,865
6,926		4.540%, 01/01/20 - 07/01/26	7,867
3,760		4.640%, 01/01/21	4,211
1,834		5.240%, 07/01/19	2,044
301		5.500%, 03/01/17 - 09/01/33	334
598		6.000%, 09/01/37 - 06/01/39	679
214		6.500%, 01/01/36 - 07/01/36	244
60		7.000%, 10/01/46	66
26		10.498%, 04/15/19	28
		Government National Mortgage Association II, 30 Year, Single Family,
2,118		4.250%, 03/20/45	2,296
222		4.500%, 08/20/33	241
1,964		6.000%, 09/20/38	2,229
45		7.500%, 02/20/28 - 09/20/28	52
71		8.000%, 12/20/25 - 09/20/28	85
28		8.500%, 05/20/25	32
		Government National Mortgage Association II, Other,
9,120		4.375%, 06/20/63	9,887
9,734		4.433%, 05/20/63	10,550
3,023		4.462%, 05/20/63	3,276
2,037		4.479%, 04/20/63	2,209
16		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 06/15/17	16
		Government National Mortgage Association, 30 Year, Single Family,
245		6.500%, 03/15/28 - 04/15/33	281
150		7.000%, 02/15/33 - 06/15/33	181
34		7.500%, 11/15/22 - 09/15/28	37
8		8.000%, 09/15/22 - 08/15/28	8
—	(h)	9.000%, 12/15/16	—	(h)
268		9.500%, 10/15/24	293

		Total Mortgage Pass-Through Securities (Cost $676,192)	698,050

Municipal Bonds — 0.2% (t)
		California — 0.0% (g)
440		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	586
350		State of California, Various Purpose, GO, 7.300%, 10/01/39	498

			1,084

		Illinois — 0.0% (g)
160		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	149

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — 0.1%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	453
	Port Authority of New York & New Jersey, Consolidated,
1,825	Series 164, Rev., 5.647%, 11/01/40	2,257
440	Series 165, Rev., 5.647%, 11/01/40	544
2,060	Series 174, Rev., 4.458%, 10/01/62	2,067

		5,321

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,809
	Ohio State University, General Receipts,
200	Rev., 5.590%, 12/01/14[4]	225
1,563	Series A, Rev., 4.800%, 06/01/11[5]	1,658

		3,692

	Total Municipal Bonds (Cost $9,021)	10,246

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19 (Cost $3,567)	3,679

U.S. Government Agency Securities — 2.3%
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	2,104
6,000	Federal National Mortgage Association, 4.015%, 06/01/17 (n)	5,941
	Financing Corp. STRIPS,
4,500	1.589%, 05/11/18 (n)	4,405
2,000	3.575%, 04/05/19 (n)	1,928
1,240	4.843%, 09/26/19 (n)	1,188
	Government Trust Certificate,
5,000	1.517%, 04/01/16 (n)	4,994
13,319	Zero Coupon, 10/01/19 (n)	12,402
	Residual Funding Corp. STRIPS,
12,300	1.638%, 10/15/19 (n)	11,686
30,450	2.213%, 07/15/20 (n)	28,477
12,930	2.849%, 10/15/20 (n)	12,023
	Tennessee Valley Authority,
304	4.625%, 09/15/60	346
3,521	5.250%, 09/15/39	4,504
1,115	5.880%, 04/01/36	1,523
	Tennessee Valley Authority STRIPS,
5,000	3.273%, 11/01/25 (n)	3,857
800	4.170%, 06/15/35 (n)	404

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,000	4.293%, 05/01/19 (n)	1,912

	Total U.S. Government Agency Securities (Cost $95,102)	97,694

U.S. Treasury Obligations — 25.1%
	U.S. Treasury Bonds,
2,000	3.500%, 02/15/39	2,389
700	4.250%, 05/15/39	930
20,600	4.375%, 02/15/38	27,940
14,370	4.375%, 11/15/39	19,416
4,300	4.500%, 05/15/38	5,932
1,875	4.500%, 08/15/39	2,578
850	5.250%, 02/15/29	1,168
1,250	5.375%, 02/15/31	1,791
750	6.125%, 11/15/27	1,084
300	6.125%, 08/15/29	447
2,506	6.250%, 08/15/23	3,336
900	6.250%, 05/15/30	1,373
525	6.625%, 02/15/27	775
4,690	7.500%, 11/15/16	4,916
864	8.125%, 05/15/21	1,159
1,845	8.500%, 02/15/20	2,372
7,000	8.750%, 08/15/20	9,287
	U.S. Treasury Coupon STRIPS,
8,000	1.573%, 11/15/19 (n)	7,663
19,751	1.604%, 08/15/16 (n)	19,705
23,265	1.894%, 05/15/21 (n)	21,591
28,000	2.066%, 11/15/23 (n)	24,512
22,570	2.122%, 08/15/23 (n)	19,905
2,000	2.124%, 02/15/18 (n)	1,968
2,200	2.265%, 02/15/24 (n)	1,918
18,545	2.303%, 05/15/22 (n)	16,820
17,095	2.374%, 02/15/21 (n)	15,967
14,400	2.555%, 11/15/22 (n)	12,914
1,000	2.606%, 02/15/25 (n)	845
1,670	2.610%, 02/15/20 (n)	1,592
15,768	2.629%, 02/15/22 (n)	14,385
1,500	2.688%, 05/15/25 (n)	1,257
11,100	2.714%, 08/15/21 (n)	10,254
15,400	2.794%, 05/15/23 (n)	13,652
4,800	2.806%, 08/15/22 (n)	4,329
4,470	2.931%, 05/15/18 (n)	4,389
9,575	3.000%, 02/15/32 (n)	6,583
10,350	3.091%, 08/15/32 (n)	7,011
19,577	3.092%, 05/15/19 (n)	18,941
38,935	3.114%, 08/15/20 (n)	36,762

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
5,000	3.160%, 05/15/31 (n)	3,519
38,462	3.162%, 02/15/23 (n)	34,301
9,980	3.207%, 11/15/21 (n)	9,177
1,592	3.214%, 08/15/26 (n)	1,290
800	3.231%, 05/15/35 (n)	497
6,650	3.237%, 11/15/29 (n)	4,883
54,504	3.381%, 05/15/20 (n)	51,600
6,015	3.387%, 05/15/28 (n)	4,620
18,050	3.395%, 05/15/32 (n)	12,303
15,000	3.413%, 08/15/28 (n)	11,434
10,650	3.464%, 11/15/31 (n)	7,387
27,150	3.483%, 11/15/26 (n)	21,845
6,600	3.511%, 05/15/34 (n)	4,219
1,650	3.566%, 08/15/34 (n)	1,047
5,500	3.578%, 02/15/33 (n)	3,665
7,885	3.707%, 11/15/27 (n)	6,159
6,305	3.707%, 02/15/29 (n)	4,728
2,400	3.711%, 08/15/29 (n)	1,777
9,700	3.728%, 08/15/31 (n)	6,775
29,300	3.755%, 02/15/27 (n)	23,413
10,140	3.799%, 11/15/32 (n)	6,805
16,500	3.979%, 05/15/33 (n)	10,911
8,000	4.002%, 02/15/31 (n)	5,687
22,360	4.053%, 08/15/19 (n)	21,538
6,400	4.330%, 05/15/30 (n)	4,637
16,741	4.482%, 08/15/18 (n)	16,402
20,736	4.486%, 02/15/17 (n)	20,592
600	4.570%, 02/15/26 (n)	494
12,800	4.576%, 08/15/30 (n)	9,199
600	4.601%, 08/15/24 (n)	514
4,750	4.781%, 11/15/33 (n)	3,089
9,925	4.861%, 11/15/30 (n)	7,083
6,675	5.038%, 08/15/27 (n)	5,245
8,860	5.040%, 02/15/28 (n)	6,866
100	5.061%, 08/15/35 (n)	62
1,200	5.198%, 02/15/35 (n)	750
5,000	5.220%, 02/15/34 (n)	3,221
23,600	5.286%, 02/15/30 (n)	17,207
1,700	5.345%, 11/15/24 (n)	1,446
22,839	5.355%, 11/15/17 (n)	22,522
3,050	5.400%, 08/15/33 (n)	2,001
1,500	5.917%, 05/15/26 (n)	1,224
2,500	5.966%, 11/15/28 (n)	1,891
2,550	6.006%, 05/15/27 (n)	2,019
200	6.049%, 05/15/24 (n)	173
5,857	7.734%, 11/15/16 (n)	5,831

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Inflation Indexed Bonds,
300	1.750%, 01/15/28	385
300	2.500%, 01/15/29	407
799	3.625%, 04/15/28	1,582
	U.S. Treasury Inflation Indexed Notes,
2,453	0.125%, 01/15/22	2,567
630	1.375%, 07/15/18	724
607	1.375%, 01/15/20	704
	U.S. Treasury Notes,
14,257	0.625%, 09/30/17	14,223
8,000	0.750%, 12/31/17	7,993
3,560	0.875%, 01/31/18	3,565
4,510	1.000%, 11/30/19	4,495
31,250	1.250%, 10/31/18	31,560
8,635	1.250%, 11/30/18	8,722
1,500	1.250%, 02/29/20	1,507
15,000	1.375%, 12/31/18	15,202
2,000	1.375%, 02/28/19	2,026
7,400	1.500%, 08/31/18	7,522
3,770	1.500%, 05/31/19	3,832
8,000	1.500%, 01/31/22	8,036
4,000	1.750%, 10/31/20	4,093
2,000	1.750%, 05/15/22	2,035
46,300	1.750%, 05/15/23	46,982
1,100	2.000%, 10/31/21	1,137
1,000	2.125%, 01/31/21	1,041
46,000	2.125%, 08/15/21	47,845
2,000	2.125%, 12/31/21	2,080
10,000	2.250%, 07/31/18	10,342
2,000	2.375%, 08/15/24	2,111
4,575	2.625%, 04/30/16	4,592
9,300	2.625%, 01/31/18	9,622
700	2.625%, 08/15/20	743
2,300	2.625%, 11/15/20	2,444
2,000	2.750%, 12/31/17	2,071
5,000	2.750%, 02/15/19	5,266
9,000	3.125%, 10/31/16	9,148
11,638	3.125%, 05/15/19	12,431
7,250	3.125%, 05/15/21	7,906
15,700	3.250%, 12/31/16	16,033
2,600	3.500%, 02/15/18	2,736
450	3.500%, 05/15/20	493
7,000	3.625%, 02/15/21	7,788
1,000	U.S. Treasury Principal STRIPS, Zero Coupon, 05/15/16	999

	Total U.S. Treasury Obligations (Cost $984,760)	1,056,894

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 0.1%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
3,994	Lila Mexican Holdings LLC, Tranche B Term Loan, VAR, 3.427%, 08/11/22	3,835

	Financials — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
1,149	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 3.426%, 06/12/17	1,143

	Total Loan Assignments (Cost $4,977)	4,978

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.0%
	Investment Company — 3.0%
124,518	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $124,518)	124,518

	Total Investments — 100.2% (Cost $4,071,265)	4,220,921
	Liabilities in Excess of Other Assets — (0.2)%	(10,315)

	NET ASSETS — 100.0%	$4,210,606

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Consumer Discretionary — 12.8%
	Auto Components — 0.3%
4	BorgWarner, Inc.	118
5	Delphi Automotive plc, (United Kingdom)	301
4	Goodyear Tire & Rubber Co. (The)	131
10	Johnson Controls, Inc.	381

		931

	Automobiles — 0.6%
63	Ford Motor Co.	787
23	General Motors Co.	673
3	Harley-Davidson, Inc.	134

		1,594

	Distributors — 0.1%
2	Genuine Parts Co.	219

	Diversified Consumer Services — 0.0% (g)
4	H&R Block, Inc.	125

	Hotels, Restaurants & Leisure — 1.9%
7	Carnival Corp.	356
1	Chipotle Mexican Grill, Inc. (a)	256
2	Darden Restaurants, Inc.	119
3	Marriott International, Inc., Class A	212
15	McDonald’s Corp.	1,737
3	Royal Caribbean Cruises Ltd.	206
24	Starbucks Corp.	1,395
3	Starwood Hotels & Resorts Worldwide, Inc.	188
2	Wyndham Worldwide Corp.	137
1	Wynn Resorts Ltd.	108
7	Yum! Brands, Inc.	478

		5,192

	Household Durables — 0.4%
5	D.R. Horton, Inc.	142
2	Garmin Ltd., (Switzerland)	77
1	Harman International Industries, Inc.	88
2	Leggett & Platt, Inc.	98
3	Lennar Corp., Class A	121
1	Mohawk Industries, Inc. (a)	184
4	Newell Rubbermaid, Inc.	164
5	PulteGroup, Inc.	88
1	Whirlpool Corp.	196

		1,158

	Internet & Catalog Retail — 2.0%
6	Amazon.com, Inc. (a)	3,428
2	Expedia, Inc.	198
7	Netflix, Inc. (a)	644

SHARES		SECURITY DESCRIPTION	VALUE($)

		Internet & Catalog Retail — continued
1		Priceline Group, Inc. (The) (a)	1,017
2		TripAdvisor, Inc. (a)	114

			5,401

		Leisure Products — 0.1%
2		Hasbro, Inc.	137
5		Mattel, Inc.	178

			315

		Media — 3.1%
4		Cablevision Systems Corp., Class A	117
7		CBS Corp. (Non-Voting), Class B	339
39		Comcast Corp., Class A	2,275
2		Discovery Communications, Inc., Class A (a)	60
4		Discovery Communications, Inc., Class C (a)	103
7		Interpublic Group of Cos., Inc. (The)	140
6		News Corp., Class A	67
2		News Corp., Class B	20
4		Omnicom Group, Inc.	304
2		Scripps Networks Interactive, Inc., Class A	90
4		TEGNA, Inc.	88
5		Time Warner Cable, Inc.	872
13		Time Warner, Inc.	854
19		Twenty-First Century Fox, Inc., Class A	511
7		Twenty-First Century Fox, Inc., Class B	189
6		Viacom, Inc., Class B	206
25		Walt Disney Co. (The)	2,345

			8,580

		Multiline Retail — 0.7%
5		Dollar General Corp.	349
4		Dollar Tree, Inc. (a)	304
3		Kohl’s Corp.	143
5		Macy’s, Inc.	219
2		Nordstrom, Inc.	113
10		Target Corp.	780

			1,908

		Specialty Retail — 2.6%
1		Advance Auto Parts, Inc.	176
1		AutoNation, Inc. (a)	63
—	(h)	AutoZone, Inc. (a)	381
3		Bed Bath & Beyond, Inc. (a)	129
5		Best Buy Co., Inc.	156
3		CarMax, Inc. (a)	151
2		GameStop Corp., Class A	53
4		Gap, Inc. (The)	102

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
20	Home Depot, Inc. (The)	2,540
4	L Brands, Inc.	349
15	Lowe’s Cos., Inc.	997
2	O’Reilly Automotive, Inc. (a)	415
7	Ross Stores, Inc.	359
1	Signet Jewelers Ltd.	139
10	Staples, Inc.	98
2	Tiffany & Co.	117
11	TJX Cos., Inc. (The)	801
2	Tractor Supply Co.	183
1	Urban Outfitters, Inc. (a)	37

		7,246

	Textiles, Apparel & Luxury Goods — 1.0%
4	Coach, Inc.	175
6	Hanesbrands, Inc.	180
3	Michael Kors Holdings Ltd., (United Kingdom) (a)	168
22	NIKE, Inc., Class B	1,341
1	PVH Corp.	106
1	Ralph Lauren Corp.	86
3	Under Armour, Inc., Class A (a)	243
6	V.F. Corp.	358

		2,657

	Total Consumer Discretionary	35,326

	Consumer Staples — 10.6%
	Beverages — 2.4%
2	Brown-Forman Corp., Class B	162
63	Coca-Cola Co. (The)	2,724
3	Coca-Cola Enterprises, Inc.	163
3	Constellation Brands, Inc., Class A	395
3	Dr. Pepper Snapple Group, Inc.	279
3	Molson Coors Brewing Co., Class B	251
2	Monster Beverage Corp. (a)	304
24	PepsiCo, Inc.	2,300

		6,578

	Food & Staples Retailing — 2.4%
7	Costco Wholesale Corp.	1,059
18	CVS Health Corp.	1,736
16	Kroger Co. (The)	627
8	Sysco Corp.	374
14	Walgreens Boots Alliance, Inc.	1,110
25	Wal-Mart Stores, Inc.	1,680
6	Whole Foods Market, Inc.	172

		6,758

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — 1.8%
10	Archer-Daniels-Midland Co.	337
3	Campbell Soup Co.	179
7	ConAgra Foods, Inc.	294
10	General Mills, Inc.	568
2	Hershey Co. (The)	211
4	Hormel Foods Corp.	185
2	J.M. Smucker Co. (The)	246
4	Kellogg Co.	305
2	Keurig Green Mountain, Inc.	172
10	Kraft Heinz Co. (The)	739
2	McCormick & Co., Inc. (Non-Voting)	175
3	Mead Johnson Nutrition Co.	222
26	Mondelez International, Inc., Class A	1,039
5	Tyson Foods, Inc., Class A	309

		4,981

	Household Products — 2.1%
2	Church & Dwight Co., Inc.	192
2	Clorox Co. (The)	264
14	Colgate-Palmolive Co.	950
6	Kimberly-Clark Corp.	763
44	Procter & Gamble Co. (The)	3,525

		5,694

	Personal Products — 0.1%
4	Estee Lauder Cos., Inc. (The), Class A	328

	Tobacco — 1.8%
32	Altria Group, Inc.	1,948
25	Philip Morris International, Inc.	2,276
13	Reynolds American, Inc.	675

		4,899

	Total Consumer Staples	29,238

	Energy — 6.5%
	Energy Equipment & Services — 1.0%
7	Baker Hughes, Inc.	302
3	Cameron International Corp. (a)	202
1	Diamond Offshore Drilling, Inc.	21
4	Ensco plc, (United Kingdom), Class A	33
4	FMC Technologies, Inc. (a)	90
14	Halliburton Co.	446
2	Helmerich & Payne, Inc.	92
6	National Oilwell Varco, Inc.	177
20	Schlumberger Ltd.	1,460
6	Transocean Ltd., (Switzerland)	48

		2,871

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 5.5%
8	Anadarko Petroleum Corp.	311
6	Apache Corp.	233
7	Cabot Oil & Gas Corp.	150
1	California Resources Corp.	1
8	Chesapeake Energy Corp.	22
30	Chevron Corp.	2,534
2	Cimarex Energy Co.	128
6	Columbia Pipeline Group, Inc.	114
2	Concho Resources, Inc. (a)	188
20	ConocoPhillips	674
4	CONSOL Energy, Inc.	32
8	Devon Energy Corp.	162
9	EOG Resources, Inc.	574
2	EQT Corp.	137
67	Exxon Mobil Corp.	5,385
4	Hess Corp.	184
30	Kinder Morgan, Inc.	534
11	Marathon Oil Corp.	90
9	Marathon Petroleum Corp.	295
3	Murphy Oil Corp.	45
3	Newfield Exploration Co. (a)	84
7	Noble Energy, Inc.	203
12	Occidental Petroleum Corp.	848
3	ONEOK, Inc.	81
8	Phillips 66	608
3	Pioneer Natural Resources Co.	314
3	Range Resources Corp.	65
6	Southwestern Energy Co. (a)	36
11	Spectra Energy Corp.	316
2	Tesoro Corp.	157
8	Valero Energy Corp.	467
11	Williams Cos., Inc. (The)	176

		15,148

	Total Energy	18,019

	Financials — 15.4%
	Banks — 5.3%
168	Bank of America Corp.	2,104
13	BB&T Corp.	405
48	Citigroup, Inc.	1,868
9	Citizens Financial Group, Inc.	164
3	Comerica, Inc.	96
13	Fifth Third Bancorp	196
13	Huntington Bancshares, Inc.	113
59	JPMorgan Chase & Co. (q)	3,345
13	KeyCorp	142

SHARES	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
3	M&T Bank Corp.	265
5	People’s United Financial, Inc.	73
8	PNC Financial Services Group, Inc. (The)	666
21	Regions Financial Corp.	158
8	SunTrust Banks, Inc.	273
27	U.S. Bancorp	1,022
75	Wells Fargo & Co.	3,520
3	Zions Bancorp	70

		14,480

	Capital Markets — 1.8%
1	Affiliated Managers Group, Inc. (a)	121
3	Ameriprise Financial, Inc.	236
18	Bank of New York Mellon Corp. (The)	624
2	BlackRock, Inc.	636
19	Charles Schwab Corp. (The)	484
5	E*TRADE Financial Corp. (a)	111
6	Franklin Resources, Inc.	219
6	Goldman Sachs Group, Inc. (The)	957
7	Invesco Ltd.	183
2	Legg Mason, Inc.	50
24	Morgan Stanley	602
4	Northern Trust Corp.	208
7	State Street Corp.	357
4	T. Rowe Price Group, Inc.	280

		5,068

	Consumer Finance — 0.8%
14	American Express Co.	751
9	Capital One Financial Corp.	564
7	Discover Financial Services	320
6	Navient Corp.	63
13	Synchrony Financial (a)	363

		2,061

	Diversified Financial Services — 2.1%
30	Berkshire Hathaway, Inc., Class B (a)	4,057
5	CME Group, Inc.	499
2	Intercontinental Exchange, Inc.	457
5	Leucadia National Corp.	78
4	McGraw Hill Financial, Inc.	391
3	Moody’s Corp.	247
2	Nasdaq, Inc.	117

		5,846

	Insurance — 2.6%
7	Aflac, Inc.	410

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
6	Allstate Corp. (The)	397
20	American International Group, Inc.	1,002
4	Aon plc, (United Kingdom)	421
1	Assurant, Inc.	76
7	Chubb Ltd., (Switzerland)	859
2	Cincinnati Financial Corp.	150
7	Hartford Financial Services Group, Inc. (The)	279
4	Lincoln National Corp.	146
5	Loews Corp.	164
8	Marsh & McLennan Cos., Inc.	480
18	MetLife, Inc.	710
4	Principal Financial Group, Inc.	166
9	Progressive Corp. (The)	301
7	Prudential Financial, Inc.	479
2	Torchmark Corp.	95
5	Travelers Cos., Inc. (The)	528
4	Unum Group	112
2	Willis Towers Watson plc, (United Kingdom)	251
5	XL Group plc, (Ireland)	165

		7,191

	Real Estate Investment Trusts (REITs) — 2.8%
7	American Tower Corp.	630
3	Apartment Investment & Management Co., Class A	92
2	AvalonBay Communities, Inc.	379
2	Boston Properties, Inc.	283
5	Crown Castle International Corp.	466
1	Equinix, Inc.	336
6	Equity Residential	438
1	Essex Property Trust, Inc.	223
2	Extra Space Storage, Inc.	164
1	Federal Realty Investment Trust	166
9	General Growth Properties, Inc.	259
8	HCP, Inc.	222
12	Host Hotels & Resorts, Inc.	186
3	Iron Mountain, Inc.	91
7	Kimco Realty Corp.	178
2	Macerich Co. (The)	172
8	Prologis, Inc.	325
2	Public Storage	593
4	Realty Income Corp.	236
5	Simon Property Group, Inc.	947
2	SL Green Realty Corp.	142
5	Ventas, Inc.	299
3	Vornado Realty Trust	247

SHARES	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — continued
6	Welltower, Inc.	364
13	Weyerhaeuser Co.	331

		7,769

	Real Estate Management & Development — 0.0% (g)
5	CBRE Group, Inc., Class A (a)	119

	Total Financials	42,534

	Health Care — 14.6%
	Biotechnology — 2.8%
4	Alexion Pharmaceuticals, Inc. (a)	512
12	Amgen, Inc.	1,732
9	Baxalta, Inc.	363
4	Biogen, Inc. (a)	933
13	Celgene Corp. (a)	1,279
23	Gilead Sciences, Inc.	2,029
1	Regeneron Pharmaceuticals, Inc. (a)	481
4	Vertex Pharmaceuticals, Inc. (a)	339

		7,668

	Health Care Equipment & Supplies — 2.2%
24	Abbott Laboratories	933
9	Baxter International, Inc.	349
3	Becton, Dickinson and Co.	501
22	Boston Scientific Corp. (a)	369
1	C.R. Bard, Inc.	229
4	DENTSPLY International, Inc.	237
3	Edwards Lifesciences Corp. (a)	303
1	Intuitive Surgical, Inc. (a)	340
23	Medtronic plc, (Ireland)	1,756
5	St. Jude Medical, Inc.	245
5	Stryker Corp.	509
2	Varian Medical Systems, Inc. (a)	122
3	Zimmer Biomet Holdings, Inc.	280

		6,173

	Health Care Providers & Services — 2.7%
6	Aetna, Inc.	611
3	AmerisourceBergen Corp.	273
4	Anthem, Inc.	551
5	Cardinal Health, Inc.	434
4	Cigna Corp.	580
3	DaVita HealthCare Partners, Inc. (a)	177
11	Express Scripts Holding Co. (a)	768
5	HCA Holdings, Inc. (a)	351
1	Henry Schein, Inc. (a)	221
2	Humana, Inc.	423

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
2	Laboratory Corp. of America Holdings (a)	179
4	McKesson Corp.	578
1	Patterson Cos., Inc.	59
2	Quest Diagnostics, Inc.	154
2	Tenet Healthcare Corp. (a)	40
15	UnitedHealth Group, Inc.	1,832
1	Universal Health Services, Inc., Class B	163

		7,394

	Health Care Technology — 0.1%
5	Cerner Corp. (a)	251

	Life Sciences Tools & Services — 0.6%
5	Agilent Technologies, Inc.	200
2	Illumina, Inc. (a)	355
2	PerkinElmer, Inc.	85
6	Thermo Fisher Scientific, Inc.	832
1	Waters Corp. (a)	159

		1,631

	Pharmaceuticals — 6.2%
26	AbbVie, Inc.	1,441
6	Allergan plc (a)	1,845
27	Bristol-Myers Squibb Co.	1,667
16	Eli Lilly & Co.	1,134
3	Endo International plc, (Ireland) (a)	141
45	Johnson & Johnson	4,698
2	Mallinckrodt plc (a)	122
45	Merck & Co., Inc.	2,264
7	Mylan N.V. (a)	300
2	Perrigo Co. plc, (Ireland)	298
100	Pfizer, Inc.	2,956
7	Zoetis, Inc.	304

		17,170

	Total Health Care	40,287

	Industrials — 10.0%
	Aerospace & Defense — 2.5%
10	Boeing Co. (The)	1,201
5	General Dynamics Corp.	653
12	Honeywell International, Inc.	1,261
1	L-3 Communications Holdings, Inc.	148
4	Lockheed Martin Corp.	920
3	Northrop Grumman Corp.	566
5	Raytheon Co.	602
2	Rockwell Collins, Inc.	186
4	Textron, Inc.	151

SHARES	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
13	United Technologies Corp.	1,212

		6,900

	Air Freight & Logistics — 0.7%
2	C.H. Robinson Worldwide, Inc.	162
3	Expeditors International of Washington, Inc.	137
4	FedEx Corp.	580
11	United Parcel Service, Inc., Class B	1,085

		1,964

	Airlines — 0.6%
10	American Airlines Group, Inc.	417
13	Delta Air Lines, Inc.	612
10	Southwest Airlines Co.	440
6	United Continental Holdings, Inc. (a)	345

		1,814

	Building Products — 0.1%
2	Allegion plc, (Ireland)	98
5	Masco Corp.	153

		251

	Commercial Services & Supplies — 0.4%
3	ADT Corp. (The)	107
1	Cintas Corp.	119
3	Pitney Bowes, Inc.	58
4	Republic Services, Inc.	177
1	Stericycle, Inc. (a)	156
7	Tyco International plc	240
7	Waste Management, Inc.	374

		1,231

	Construction & Engineering — 0.1%
2	Fluor Corp.	105
2	Jacobs Engineering Group, Inc. (a)	77
3	Quanta Services, Inc. (a)	52

		234

	Electrical Equipment — 0.5%
4	AMETEK, Inc.	178
7	Eaton Corp. plc	423
11	Emerson Electric Co.	516
2	Rockwell Automation, Inc.	222

		1,339

	Industrial Conglomerates — 2.6%
10	3M Co.	1,559
10	Danaher Corp.	859
152	General Electric Co.	4,439

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrial Conglomerates — continued
2	Roper Technologies, Inc.	273

		7,130

	Machinery — 1.2%
9	Caterpillar, Inc.	636
3	Cummins, Inc.	259
5	Deere & Co.	403
3	Dover Corp.	152
2	Flowserve Corp.	89
5	Illinois Tool Works, Inc.	498
4	Ingersoll-Rand plc	234
6	PACCAR, Inc.	294
2	Parker-Hannifin Corp.	222
3	Pentair plc, (United Kingdom)	139
1	Snap-on, Inc.	135
2	Stanley Black & Decker, Inc.	227
3	Xylem, Inc.	108

		3,396

	Professional Services — 0.3%
1	Dun & Bradstreet Corp. (The)	56
2	Equifax, Inc.	201
6	Nielsen Holdings plc	296
2	Robert Half International, Inc.	84
3	Verisk Analytics, Inc. (a)	183

		820

	Road & Rail — 0.8%
16	CSX Corp.	380
1	J.B. Hunt Transport Services, Inc.	111
2	Kansas City Southern	144
5	Norfolk Southern Corp.	353
1	Ryder System, Inc.	49
14	Union Pacific Corp.	1,087

		2,124

	Trading Companies & Distributors — 0.2%
5	Fastenal Co.	212
1	United Rentals, Inc. (a)	77
1	W.W. Grainger, Inc.	202

		491

	Total Industrials	27,694

	Information Technology — 20.2%
	Communications Equipment — 1.0%
82	Cisco Systems, Inc.	2,145
1	F5 Networks, Inc. (a)	109
2	Harris Corp.	157

SHARES	SECURITY DESCRIPTION	VALUE($)

	Communications Equipment — continued
6	Juniper Networks, Inc.	141
3	Motorola Solutions, Inc.	191

		2,743

	Electronic Equipment, Instruments & Components — 0.4%
5	Amphenol Corp., Class A	264
18	Corning, Inc.	328
2	FLIR Systems, Inc.	69
6	TE Connectivity Ltd., (Switzerland)	355

		1,016

	Internet Software & Services — 4.3%
3	Akamai Technologies, Inc. (a)	155
5	Alphabet, Inc., Class A (a)	3,372
5	Alphabet, Inc., Class C (a)	3,347
18	eBay, Inc. (a)	424
37	Facebook, Inc., Class A (a)	3,918
2	VeriSign, Inc. (a)	134
14	Yahoo!, Inc. (a)	446

		11,796

	IT Services — 3.6%
10	Accenture plc, (Ireland), Class A	1,011
1	Alliance Data Systems Corp. (a)	207
7	Automatic Data Processing, Inc.	630
10	Cognizant Technology Solutions Corp., Class A (a)	559
2	CSRA, Inc.	58
4	Fidelity National Information Services, Inc.	261
4	Fiserv, Inc. (a)	353
14	International Business Machines Corp.	1,887
16	MasterCard, Inc., Class A	1,389
5	Paychex, Inc.	266
18	PayPal Holdings, Inc. (a)	684
2	Teradata Corp. (a)	54
3	Total System Services, Inc.	119
31	Visa, Inc., Class A	2,274
8	Western Union Co. (The)	149
15	Xerox Corp.	148

		10,049

	Semiconductors & Semiconductor Equipment — 2.7%
5	Analog Devices, Inc.	267
19	Applied Materials, Inc.	350
6	Broadcom Ltd., (Singapore)	844
1	First Solar, Inc. (a)	88
76	Intel Corp.	2,253
3	KLA-Tencor Corp.	170

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
3	Lam Research Corp.	187
4	Linear Technology Corp.	168
3	Microchip Technology, Inc.	146
18	Micron Technology, Inc. (a)	186
8	NVIDIA Corp.	259
2	Qorvo, Inc. (a)	103
24	QUALCOMM, Inc.	1,232
3	Skyworks Solutions, Inc.	205
16	Texas Instruments, Inc.	868
4	Xilinx, Inc.	196

		7,522

	Software — 4.3%
8	Activision Blizzard, Inc.	258
8	Adobe Systems, Inc. (a)	686
4	Autodesk, Inc. (a)	189
5	CA, Inc.	147
2	Citrix Systems, Inc. (a)	175
5	Electronic Arts, Inc. (a)	322
4	Intuit, Inc.	412
129	Microsoft Corp.	6,559
52	Oracle Corp.	1,900
3	Red Hat, Inc. (a)	193
10	salesforce.com, Inc. (a)	682
11	Symantec Corp.	211

		11,734

	Technology Hardware, Storage & Peripherals — 3.9%
90	Apple, Inc.	8,700
31	EMC Corp.	818
29	Hewlett Packard Enterprise Co.	385
29	HP, Inc.	312
5	NetApp, Inc.	117
3	SanDisk Corp.	234
5	Seagate Technology plc	151
4	Western Digital Corp.	163

		10,880

	Total Information Technology	55,740

	Materials — 2.8%
	Chemicals — 2.1%
3	Air Products & Chemicals, Inc.	415
1	Airgas, Inc.	148
4	CF Industries Holdings, Inc.	137
18	Dow Chemical Co. (The)	882
14	E.I. du Pont de Nemours & Co.	861
2	Eastman Chemical Co.	154

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
4	Ecolab, Inc.	440
2	FMC Corp.	81
1	International Flavors & Fragrances, Inc.	134
6	LyondellBasell Industries N.V., Class A	465
7	Monsanto Co.	639
5	Mosaic Co. (The)	144
4	PPG Industries, Inc.	420
5	Praxair, Inc.	468
1	Sherwin-Williams Co. (The)	345

		5,733

	Construction Materials — 0.1%
1	Martin Marietta Materials, Inc.	152
2	Vulcan Materials Co.	212

		364

	Containers & Packaging — 0.3%
1	Avery Dennison Corp.	96
2	Ball Corp.	146
7	International Paper Co.	239
3	Owens-Illinois, Inc. (a)	39
3	Sealed Air Corp.	145
4	WestRock Co.	140

		805

	Metals & Mining — 0.3%
21	Alcoa, Inc.	189
19	Freeport-McMoRan, Inc.	142
9	Newmont Mining Corp.	221
5	Nucor Corp.	203

		755

	Total Materials	7,657

	Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.8%
99	AT&T, Inc.	3,669
9	CenturyLink, Inc.	271
19	Frontier Communications Corp.	102
5	Level 3 Communications, Inc. (a)	226
66	Verizon Communications, Inc.	3,331

	Total Telecommunication Services	7,599

	Utilities — 3.3%
	Electric Utilities — 1.9%
8	American Electric Power Co., Inc.	489
11	Duke Energy Corp.	825
5	Edison International	358
3	Entergy Corp.	208

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
5	Eversource Energy	278
15	Exelon Corp.	467
7	FirstEnergy Corp.	229
7	NextEra Energy, Inc.	839
4	Pepco Holdings, Inc.	107
2	Pinnacle West Capital Corp.	123
11	PPL Corp.	379
15	Southern Co. (The)	707
8	Xcel Energy, Inc.	324

		5,333

	Gas Utilities — 0.0% (g)
2	AGL Resources, Inc.	126

	Independent Power & Renewable Electricity Producers — 0.1%
11	AES Corp.	106
5	NRG Energy, Inc.	55

		161

	Multi-Utilities — 1.3%
4	Ameren Corp.	184
7	CenterPoint Energy, Inc.	129
4	CMS Energy Corp.	177
5	Consolidated Edison, Inc.	331
10	Dominion Resources, Inc.	672
3	DTE Energy Co.	244
5	NiSource, Inc.	111
8	PG&E Corp.	449
8	Public Service Enterprise Group, Inc.	348
2	SCANA Corp.	150
4	Sempra Energy	367
4	TECO Energy, Inc.	104
5	WEC Energy Group, Inc.	287

		3,553

	Total Utilities	9,173

	Total Common Stocks (Cost $138,553)	273,267

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.1%
	U.S. Equity — 0.1%
2	SPDR S&P 500 ETF Trust (Cost $272)	290

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
5	Safeway, Inc., Casa Ley CVR, expiring 01/30/18 (a)	1
5	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	—	(h)

	Total Rights (Cost $—)	1

PRINCIPAL AMOUNT($)
Short-Term Investments — 0.7%
	U.S. Treasury Obligation — 0.1%
240	U.S. Treasury Bill, 0.296%, 05/19/16 (k) (n)	240

SHARES
	Investment Company — 0.6%
1,641	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.350% (b) (l)	1,641

	Total Short-Term Investments (Cost $1,881)	1,881

	Total Investments — 99.8% (Cost $140,706)	275,439
	Other Assets in Excess of Liabilities — 0.2%	513

	NET ASSETS — 100.0%	$275,952

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
19	E-mini S&P 500	03/18/16	USD	$1,833	$25

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 13.0%
92	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.236%, 12/27/22 (e)	92
	Ally Auto Receivables Trust,
137	Series 2013-2, Class A3, 0.790%, 01/15/18	137
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
198	Series 2014-SN2, Class A3, 1.030%, 09/20/17	198
469	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	469
305	Series 2015-SN1, Class A3, 1.210%, 12/20/17	305
170	Series 2016-1, Class A3, 1.470%, 04/15/20	170
500	Series 2016-2, Class A3, 1.350%, 05/15/20	500
	American Credit Acceptance Receivables Trust,
38	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	37
95	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	95
203	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	203
245	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	240
985	American Homes 4 Rent Trust, Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	990
	AmeriCredit Automobile Receivables Trust,
76	Series 2013-5, Class A3, 0.900%, 09/10/18	76
161	Series 2015-2, Class A2A, 0.830%, 09/10/18	161
650	Series 2015-2, Class A3, 1.270%, 01/08/20	646
150	Series 2015-4, Class A3, 1.700%, 07/08/20	150
365	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	355
24	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	24
182	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	181
	B2R Mortgage Trust,
131	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	130
251	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	256
250	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	251
309	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	308
29	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.806%, 04/25/36	28

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	BMW Vehicle Owner Trust,
55	Series 2013-A, Class A3, 0.670%, 11/27/17	54
28	Series 2014-A, Class A2, 0.530%, 04/25/17	28
160	Series 2014-A, Class A3, 0.970%, 11/26/18	160
100	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	100
434	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	434
	CarFinance Capital Auto Trust,
185	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	184
125	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	125
156	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	155
129	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	128
250	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.522%, 10/15/21 (e)	250
	CarMax Auto Owner Trust,
88	Series 2013-4, Class A3, 0.800%, 07/16/18	88
137	Series 2013-4, Class A4, 1.280%, 05/15/19	137
304	Series 2014-2, Class A3, 0.980%, 01/15/19	303
944	Series 2015-2, Class A2A, 0.820%, 06/15/18	943
105	Series 2016-1, Class A3, 1.610%, 11/16/20	105
327	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	326
52	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	53
281	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	281
590	Colony American Homes, Series 2014-2A, Class A, VAR, 1.377%, 07/17/31 (e)	572
300	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
103	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	103
	CPS Auto Receivables Trust,
10	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	10
10	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	10
68	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	68

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
118	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	118
129	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	128
162	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	161
220	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	218
178	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	177
771	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	765
425	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	422
310	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	311
335	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	336
	Credit Acceptance Auto Loan Trust,
250	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	249
363	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	363
250	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	249
400	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	401
	Drive Auto Receivables Trust,
13	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	13
177	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	173
408	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	408
320	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	312
53	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	53
220	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	217
	DT Auto Owner Trust,
80	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	80
62	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	62
189	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	189
301	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	296

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

465	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	465
	Exeter Automobile Receivables Trust,
297	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	297
300	Series 2014-1A, Class B, 2.420%, 01/15/19 (e)	300
85	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	85
217	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	216
56	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	55
174	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	173
500	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	495
346	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	345
240	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	240
310	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	310
	Fifth Third Auto Trust,
39	Series 2013-1, Class A3, 0.880%, 10/16/17	39
20	Series 2014-3, Class A2A, 0.570%, 05/15/17	20
77	Series 2014-3, Class A3, 0.960%, 03/15/19	77
318	Series 2015-1, Class A3, 1.420%, 03/16/20	319
	First Investors Auto Owner Trust,
3	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	3
64	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	64
138	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	137
146	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	146
224	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	224
100	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	97
	FirstKey Lending Trust,
295	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	292
144	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	141
	Flagship Credit Auto Trust,
58	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	58

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
64	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	64
191	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	190
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	87
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	41
224	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	221
702	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	700
114	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	113
113	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	107
400	Series 2016-1, Class C, 6.220%, 06/15/22 (e)	397
	Ford Credit Auto Lease Trust,
83	Series 2014-B, Class A3, 0.890%, 09/15/17	83
33	Series 2014-B, Class A4, 1.100%, 11/15/17	33
	Ford Credit Auto Owner Trust,
72	Series 2014-C, Class A2, 0.610%, 08/15/17	71
245	Series 2014-C, Class A3, 1.060%, 05/15/19	245
109	Series 2015-A, Class A2A, 0.810%, 01/15/18	109
471	Series 2015-A, Class A3, 1.280%, 09/15/19	472
659	Series 2015-B, Class A2A, 0.720%, 03/15/18	659
641	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	638
47	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	42
324	GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	322
	GM Financial Automobile Leasing Trust,
1,016	Series 2015-1, Class A2, 1.100%, 12/20/17	1,015
428	Series 2015-1, Class A3, 1.530%, 09/20/18	429
134	Series 2015-1, Class A4, 1.730%, 06/20/19	134
143	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	143
	GO Financial Auto Securitization Trust,
302	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	302
249	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	248
413	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	411
267	Series 2015-2, Class B, 4.800%, 08/17/20 (e)	261
139	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	139
531	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 3.931%, 10/15/46 (e)	532

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Honda Auto Receivables Owner Trust,
171	Series 2013-4, Class A3, 0.690%, 09/18/17	171
140	Series 2013-4, Class A4, 1.040%, 02/18/20	140
158	Series 2014-2, Class A3, 0.770%, 03/19/18	158
131	Series 2015-1, Class A2, 0.700%, 06/15/17	131
207	Series 2016-1, Class A3, 1.220%, 12/18/19	206
23	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.632%, 11/20/36	23
	Hyundai Auto Receivables Trust,
239	Series 2014-B, Class A3, 0.900%, 12/17/18	239
160	Series 2015-A, Class A2, 0.680%, 10/16/17	160
228	Series 2015-B, Class A2A, 0.690%, 04/16/18	228
233	Series 2015-B, Class A3, 1.120%, 11/15/19	233
600	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.429%, 06/17/31 (e)	584
903	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	883
	MarketPlace Loan Trust,
69	Series 2015-OD1, Class A, 3.250%, 06/17/17	68
98	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	98
485	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	482
350	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	348
409	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	408
	Nationstar HECM Loan Trust,
140	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	140
272	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	272
296	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	295
280	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	280
16	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	16
	Nissan Auto Receivables Owner Trust,
20	Series 2012-A, Class A4, 1.000%, 07/16/18	20
120	Series 2014-B, Class A3, 1.110%, 05/15/19	120
	NRPL Trust,
323	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	322
607	Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	595

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
450	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	448
250	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	250
200	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	199
201	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	201
550	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	550
900	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	901
300	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	300
	Oak Hill Advisors Residential Loan Trust,
239	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	237
406	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	403
	Ocwen Master Advance Receivables Trust,
443	Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	443
438	Series 2015-T1, Class DT1, 4.100%, 09/17/46 (e)	437
661	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	662
295	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	295
	OneMain Financial Issuance Trust,
902	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	898
403	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	396
875	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	855
233	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	223
484	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	484
30	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.373%, 10/25/34	30
457	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	452
500	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	501

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	500
321	Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.000%, 07/28/20 (e)	319
	Progress Residential Trust,
868	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	848
351	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	340
789	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	799
200	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	198
850	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	846
52	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.736%, 03/25/36	51
241	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	239
	Santander Drive Auto Receivables Trust,
203	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	202
47	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	47
182	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	180
39	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.384%, 01/25/36	28
94	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	93
111	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	111
	SpringCastle America Funding LLC,
666	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	663
175	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	176
	Springleaf Funding Trust,
840	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	839
461	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	454
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
258	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	258

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
285	Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	284
380	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	378
83	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 07/15/18 (e)	83
	Toyota Auto Receivables Owner Trust,
28	Series 2014-C, Class A2, 0.510%, 02/15/17	28
134	Series 2014-C, Class A3, 0.930%, 07/16/18	134
375	Series 2016-A, Class A3, 1.250%, 03/16/20	375
266	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.380%, 10/15/21 (e)	262
128	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.679%, 05/17/32 (e)	122
	Truman Capital Mortgage Loan Trust,
68	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	68
37	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	37
292	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	287
81	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	81
190	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	189
107	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	105
360	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	359
854	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	841
	VOLT XXVI LLC,
361	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	356
115	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	113
388	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	383
281	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	280
348	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	344
	Westlake Automobile Receivables Trust,
200	Series 2015-3A, Class D, 4.400%, 05/17/21 (e)	195

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

467		Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	467
		World Omni Auto Receivables Trust,
212		Series 2013-B, Class A3, 0.830%, 08/15/18	212
127		Series 2013-B, Class A4, 1.320%, 01/15/20	127
110		Series 2015-A, Class A2A, 0.790%, 07/16/18	110
77		Series 2015-A, Class A3, 1.340%, 05/15/20	77

		Total Asset-Backed Securities (Cost $59,129)	58,819

Collateralized Mortgage Obligations — 18.3%
		Agency CMO — 16.1%
		Federal Home Loan Mortgage Corp.,
750		08/15/22	748
400		08/15/22	398
342		08/01/23	342
33		Federal Home Loan Mortgage Corp. — Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	37
		Federal Home Loan Mortgage Corp. REMIC,
1		Series 46, Class B, 7.800%, 09/15/20	1
—	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
6		Series 114, Class H, 6.950%, 01/15/21	6
—	(h)	Series 1079, Class S, HB, IF, 32.548%, 05/15/21	—	(h)
—	(h)	Series 1084, Class F, VAR, 1.377%, 05/15/21	—	(h)
—	(h)	Series 1084, Class S, HB, IF, 43.303%, 05/15/21	—	(h)
5		Series 1144, Class KB, 8.500%, 09/15/21	5
—	(h)	Series 1172, Class L, HB, VAR, 1,167.776%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,147.060%, 01/15/22	—	(h)
4		Series 1206, Class IA, 7.000%, 03/15/22	4
3		Series 1250, Class J, 7.000%, 05/15/22	3
10		Series 1343, Class LA, 8.000%, 08/15/22	11
43		Series 1466, Class PZ, 7.500%, 02/15/23	48
1		Series 1470, Class F, VAR, 1.655%, 02/15/23	1
17		Series 1491, Class I, 7.500%, 04/15/23	18
16		Series 1518, Class G, IF, 8.579%, 05/15/23	19
14		Series 1541, Class O, VAR, 1.190%, 07/15/23	14
3		Series 1602, Class SA, HB, IF, 21.362%, 10/15/23	5
51		Series 1608, Class L, 6.500%, 09/15/23	58

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
4		Series 1671, Class L, 7.000%, 02/15/24	5
9		Series 1700, Class GA, PO, 02/15/24	8
84		Series 1706, Class K, 7.000%, 03/15/24	94
302		Series 1720, Class PL, 7.500%, 04/15/24	341
9		Series 1745, Class D, 7.500%, 08/15/24	10
17		Series 1798, Class F, 5.000%, 05/15/23	19
1		Series 1807, Class G, 9.000%, 10/15/20	1
94		Series 1927, Class PH, 7.500%, 01/15/27	108
39		Series 1981, Class Z, 6.000%, 05/15/27	44
12		Series 1987, Class PE, 7.500%, 09/15/27	13
5		Series 2033, Class SN, HB, IF, 28.489%, 03/15/24	3
15		Series 2038, Class PN, IO, 7.000%, 03/15/28	3
82		Series 2040, Class PE, 7.500%, 03/15/28	94
7		Series 2056, Class TD, 6.500%, 05/15/18	8
87		Series 2063, Class PG, 6.500%, 06/15/28	100
10		Series 2064, Class TE, 7.000%, 06/15/28	12
61		Series 2075, Class PH, 6.500%, 08/15/28	68
59		Series 2075, Class PM, 6.250%, 08/15/28	67
19		Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
36		Series 2125, Class JZ, 6.000%, 02/15/29	40
9		Series 2163, Class PC, IO, 7.500%, 06/15/29	1
174		Series 2169, Class TB, 7.000%, 06/15/29	199
58		Series 2172, Class QC, 7.000%, 07/15/29	66
—	(h)	Series 2196, Class TL, 7.500%, 11/15/29	1
29		Series 2201, Class C, 8.000%, 11/15/29	34
74		Series 2210, Class Z, 8.000%, 01/15/30	86
20		Series 2224, Class CB, 8.000%, 03/15/30	24
39		Series 2256, Class MC, 7.250%, 09/15/30	45
44		Series 2259, Class ZM, 7.000%, 10/15/30	50
44		Series 2271, Class PC, 7.250%, 12/15/30	50
31		Series 2283, Class K, 6.500%, 12/15/23	35
19		Series 2296, Class PD, 7.000%, 03/15/31	22
10		Series 2306, Class K, PO, 05/15/24	9
23		Series 2306, Class SE, IF, IO, 8.500%, 05/15/24	3
28		Series 2333, Class HC, 6.000%, 07/15/31	28
1		Series 2344, Class QG, 6.000%, 08/15/16	1
367		Series 2344, Class ZD, 6.500%, 08/15/31	431
43		Series 2344, Class ZJ, 6.500%, 08/15/31	50
32		Series 2345, Class NE, 6.500%, 08/15/31	37
2		Series 2345, Class PQ, 6.500%, 08/15/16	2
16		Series 2347, Class VP, 6.500%, 03/15/20	17
38		Series 2351, Class PZ, 6.500%, 08/15/31	44
1		Series 2355, Class BP, 6.000%, 09/15/16	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2	Series 2360, Class PG, 6.000%, 09/15/16	2
2	Series 2366, Class MD, 6.000%, 10/15/16	2
2	Series 2391, Class QR, 5.500%, 12/15/16	2
32	Series 2410, Class NG, 6.500%, 02/15/32	36
48	Series 2410, Class OE, 6.375%, 02/15/32	51
21	Series 2410, Class QX, IF, IO, 8.223%, 02/15/32	7
80	Series 2412, Class SP, IF, 15.246%, 02/15/32	110
24	Series 2423, Class MC, 7.000%, 03/15/32	28
49	Series 2423, Class MT, 7.000%, 03/15/32	57
173	Series 2435, Class CJ, 6.500%, 04/15/32	204
52	Series 2441, Class GF, 6.500%, 04/15/32	61
52	Series 2444, Class ES, IF, IO, 7.523%, 03/15/32	15
64	Series 2450, Class GZ, 7.000%, 05/15/32	74
21	Series 2450, Class SW, IF, IO, 7.573%, 03/15/32	6
79	Series 2455, Class GK, 6.500%, 05/15/32	91
113	Series 2466, Class DH, 6.500%, 06/15/32	129
62	Series 2474, Class NR, 6.500%, 07/15/32	71
103	Series 2484, Class LZ, 6.500%, 07/15/32	119
117	Series 2500, Class MC, 6.000%, 09/15/32	134
172	Series 2512, Class PG, 5.500%, 10/15/22	188
31	Series 2535, Class BK, 5.500%, 12/15/22	34
25	Series 2537, Class TE, 5.500%, 12/15/17	26
202	Series 2543, Class YX, 6.000%, 12/15/32	228
254	Series 2568, Class KG, 5.500%, 02/15/23	279
362	Series 2575, Class ME, 6.000%, 02/15/33	400
31	Series 2586, Class WI, IO, 6.500%, 03/15/33	6
33	Series 2622, Class PE, 4.500%, 05/15/18	34
20	Series 2631, Class LC, 4.500%, 06/15/18	20
32	Series 2651, Class VZ, 4.500%, 07/15/18	33
30	Series 2684, Class PO, PO, 01/15/33	30
40	Series 2744, Class TU, 5.500%, 05/15/32	41
62	Series 2934, Class EC, PO, 02/15/20	60
86	Series 2990, Class SL, HB, IF, 22.928%, 06/15/34	122
972	Series 2990, Class UZ, 5.750%, 06/15/35	1,119
166	Series 2999, Class ND, 4.500%, 07/15/20	172
8	Series 3068, Class AO, PO, 01/15/35	8
110	Series 3117, Class EO, PO, 02/15/36	106
12	Series 3117, Class OK, PO, 02/15/36	11
159	Series 3122, Class OH, PO, 03/15/36	147
172	Series 3137, Class XP, 6.000%, 04/15/36	198

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6	Series 3149, Class SO, PO, 05/15/36	5
248	Series 3152, Class MO, PO, 03/15/36	235
98	Series 3171, Class MO, PO, 06/15/36	93
41	Series 3179, Class OA, PO, 07/15/36	38
356	Series 3202, Class HI, IF, IO, 6.223%, 08/15/36	67
57	Series 3232, Class ST, IF, IO, 6.273%, 10/15/36	10
38	Series 3253, Class PO, PO, 12/15/21	38
31	Series 3316, Class JO, PO, 05/15/37	29
746	Series 3417, Class EO, PO, 11/15/36	721
193	Series 3481, Class SJ, IF, IO, 5.423%, 08/15/38	27
78	Series 3607, Class AO, PO, 04/15/36	73
275	Series 3607, Class OP, PO, 07/15/37	247
50	Series 3611, Class PO, PO, 07/15/34	48
484	Series 3680, Class MA, 4.500%, 07/15/39	526
149	Series 3804, Class FN, VAR, 0.877%, 03/15/39	149
480	Series 3819, Class ZQ, 6.000%, 04/15/36	548
187	Series 3997, Class PF, VAR, 0.877%, 11/15/39	187
783	Series 4219, Class JA, 3.500%, 08/15/39	826
1,291	Series 4374, Class NC, SUB, 1.750%, 02/15/46	1,348
	Federal Home Loan Mortgage Corp. STRIPS,
22	Series 243, Class 16, IO, 4.500%, 11/15/20	1
782	Series 262, Class 35, 3.500%, 07/15/42	816
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
36	Series T-41, Class 3A, VAR, 5.990%, 07/25/32	41
29	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	35
299	Series T-54, Class 2A, 6.500%, 02/25/43	359
103	Series T-54, Class 3A, 7.000%, 02/25/43	124
780	Series T-56, Class A5, 5.231%, 05/25/43	873
25	Series T-58, Class APO, PO, 09/25/43	22
202	Series T-76, Class 2A, VAR, 2.929%, 10/25/37	210
	Federal National Mortgage Association — ACES,
485	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	527
1,000	Series 2012-M9, Class A2, 2.482%, 04/25/22	1,031
180	Series 2012-M11, Class FA, VAR, 0.932%, 08/25/19	180

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
444		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	479
2,000		Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	2,154
1,000		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,045
636		Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	668
1,000		Series 2015-M3, Class A2, 2.723%, 10/25/24	1,026
820		Series 2015-M7, Class A2, 2.590%, 12/25/24	830
1,122		Series 2015-M17, Class FA, VAR, 1.377%, 11/25/22	1,122
		Federal National Mortgage Association REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
3		Series 1989-70, Class G, 8.000%, 10/25/19	4
2		Series 1989-78, Class H, 9.400%, 11/25/19	2
1		Series 1989-83, Class H, 8.500%, 11/25/19	1
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
—	(h)	Series 1990-1, Class D, 8.800%, 01/25/20	1
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
—	(h)	Series 1990-93, Class G, 5.500%, 08/25/20	—	(h)
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
5		Series 1990-102, Class J, 6.500%, 08/25/20	6
1		Series 1990-120, Class H, 9.000%, 10/25/20	2
—	(h)	Series 1990-134, Class SC, HB, IF, 20.946%, 11/25/20	—	(h)
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
1		Series 1991-42, Class S, IF, 16.912%, 05/25/21	2
26		Series 1992-107, Class SB, HB, IF, 28.781%, 06/25/22	42
2		Series 1992-143, Class MA, 5.500%, 09/25/22	2
14		Series 1993-25, Class J, 7.500%, 03/25/23	15
94		Series 1993-37, Class PX, 7.000%, 03/25/23	104
33		Series 1993-54, Class Z, 7.000%, 04/25/23	37
7		Series 1993-62, Class SA, IF, 19.005%, 04/25/23	10

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9	Series 1993-122, Class M, 6.500%, 07/25/23	9
3	Series 1993-165, Class SD, IF, 13.467%, 09/25/23	5
15	Series 1993-178, Class PK, 6.500%, 09/25/23	16
227	Series 1993-183, Class KA, 6.500%, 10/25/23	260
105	Series 1993-189, Class PL, 6.500%, 10/25/23	116
22	Series 1993-247, Class SA, HB, IF, 28.111%, 12/25/23	38
2	Series 1994-9, Class E, PO, 11/25/23	1
63	Series 1996-14, Class SE, IF, IO, 8.710%, 08/25/23	15
1	Series 1996-27, Class FC, VAR, 0.936%, 03/25/17	1
7	Series 1996-59, Class J, 6.500%, 08/25/22	7
29	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	1
27	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
17	Series 1997-27, Class J, 7.500%, 04/18/27	18
20	Series 1997-29, Class J, 7.500%, 04/20/27	24
45	Series 1997-39, Class PD, 7.500%, 05/20/27	53
13	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
2	Series 1998-4, Class C, PO, 04/25/23	2
12	Series 1998-36, Class ZB, 6.000%, 07/18/28	13
143	Series 1998-43, Class EA, PO, 04/25/23	138
89	Series 2000-2, Class ZE, 7.500%, 02/25/30	103
26	Series 2001-4, Class PC, 7.000%, 03/25/21	28
59	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	7
68	Series 2001-36, Class DE, 7.000%, 08/25/31	80
14	Series 2001-44, Class PD, 7.000%, 09/25/31	16
90	Series 2001-48, Class Z, 6.500%, 09/25/21	100
13	Series 2001-49, Class Z, 6.500%, 09/25/31	15
5	Series 2001-71, Class MB, 6.000%, 12/25/16	5
4	Series 2001-71, Class QE, 6.000%, 12/25/16	4
35	Series 2001-74, Class MB, 6.000%, 12/25/16	36
11	Series 2001-81, Class LO, PO, 01/25/32	11
31	Series 2002-1, Class HC, 6.500%, 02/25/22	35
16	Series 2002-1, Class SA, HB, IF, 23.771%, 02/25/32	27

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4	Series 2002-2, Class UC, 6.000%, 02/25/17	4
4	Series 2002-3, Class OG, 6.000%, 02/25/17	4
42	Series 2002-21, Class PE, 6.500%, 04/25/32	47
18	Series 2002-24, Class AJ, 6.000%, 04/25/17	19
44	Series 2002-28, Class PK, 6.500%, 05/25/32	49
46	Series 2002-37, Class Z, 6.500%, 06/25/32	53
24	Series 2002-94, Class BK, 5.500%, 01/25/18	24
177	Series 2003-22, Class UD, 4.000%, 04/25/33	188
162	Series 2003-34, Class GB, 6.000%, 03/25/33	173
304	Series 2003-34, Class GE, 6.000%, 05/25/33	361
9	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	2
165	Series 2003-47, Class PE, 5.750%, 06/25/33	188
20	Series 2003-52, Class SX, HB, IF, 21.643%, 10/25/31	31
22	Series 2003-64, Class SX, IF, 12.684%, 07/25/33	27
107	Series 2003-71, Class DS, IF, 6.899%, 08/25/33	122
35	Series 2003-80, Class SY, IF, IO, 7.214%, 06/25/23	2
56	Series 2003-83, Class PG, 5.000%, 06/25/23	58
16	Series 2003-91, Class SD, IF, 11.774%, 09/25/33	20
150	Series 2003-116, Class SB, IF, IO, 7.164%, 11/25/33	33
14	Series 2003-130, Class SX, IF, 10.866%, 01/25/34	17
112	Series 2004-25, Class PC, 5.500%, 01/25/34	117
96	Series 2004-25, Class SA, IF, 18.327%, 04/25/34	145
75	Series 2004-36, Class PC, 5.500%, 02/25/34	78
101	Series 2004-36, Class SA, IF, 18.327%, 05/25/34	145
63	Series 2004-46, Class SK, IF, 15.302%, 05/25/34	85
708	Series 2004-50, Class VZ, 5.500%, 07/25/34	805
56	Series 2004-61, Class SH, HB, IF, 22.245%, 11/25/32	85
48	Series 2004-74, Class SW, IF, 14.641%, 11/25/31	70
40	Series 2004-76, Class CL, 4.000%, 10/25/19	41
99	Series 2005-45, Class DC, HB, IF, 22.712%, 06/25/35	160
13	Series 2005-52, Class PA, 6.500%, 06/25/35	14
71	Series 2005-56, Class S, IF, IO, 6.274%, 07/25/35	15

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
137	Series 2005-56, Class TP, IF, 16.843%, 08/25/33	189
454	Series 2005-68, Class PG, 5.500%, 08/25/35	513
191	Series 2005-73, Class PS, IF, 15.611%, 08/25/35	274
81	Series 2005-74, Class CS, IF, 18.822%, 05/25/35	117
154	Series 2005-106, Class US, HB, IF, 22.969%, 11/25/35	237
519	Series 2005-121, Class DX, 5.500%, 01/25/26	568
154	Series 2006-27, Class OH, PO, 04/25/36	144
52	Series 2006-44, Class P, PO, 12/25/33	49
330	Series 2006-56, Class FC, VAR, 0.726%, 07/25/36	331
54	Series 2006-59, Class QO, PO, 01/25/33	53
52	Series 2006-65, Class QO, PO, 07/25/36	49
77	Series 2006-72, Class GO, PO, 08/25/36	73
160	Series 2006-77, Class PC, 6.500%, 08/25/36	185
62	Series 2006-79, Class DO, PO, 08/25/36	58
106	Series 2006-110, Class PO, PO, 11/25/36	101
192	Series 2006-124, Class HB, VAR, 5.987%, 11/25/36	207
82	Series 2007-14, Class ES, IF, IO, 6.004%, 03/25/37	13
64	Series 2007-79, Class SB, HB, IF, 22.419%, 08/25/37	96
430	Series 2007-81, Class GE, 6.000%, 08/25/37	473
179	Series 2007-88, Class VI, IF, IO, 6.104%, 09/25/37	38
470	Series 2007-91, Class ES, IF, IO, 6.024%, 10/25/37	74
88	Series 2007-106, Class A7, VAR, 6.119%, 10/25/37	99
131	Series 2007-116, Class HI, IO, VAR, 1.611%, 01/25/38	8
41	Series 2008-10, Class XI, IF, IO, 5.804%, 03/25/38	6
31	Series 2008-16, Class IS, IF, IO, 5.774%, 03/25/38	5
61	Series 2008-28, Class QS, HB, IF, 19.393%, 04/25/38	89
126	Series 2008-46, Class HI, IO, VAR, 1.616%, 06/25/38	9
91	Series 2009-69, Class PO, PO, 09/25/39	87
758	Series 2009-71, Class BC, 4.500%, 09/25/24	842
223	Series 2009-103, Class MB, VAR, 2.498%, 12/25/39	236

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
1,000		Series 2010-47, Class MB, 5.000%, 09/25/39	1,137
303		Series 2010-71, Class HJ, 5.500%, 07/25/40	347
1,000		Series 2011-44, Class EB, 3.000%, 05/25/26	1,062
420		Series 2011-118, Class MT, 7.000%, 11/25/41	501
381		Series 2011-118, Class NT, 7.000%, 11/25/41	454
245		Series 2012-47, Class HF, VAR, 0.836%, 05/25/27	246
433		Series 2013-101, Class DO, PO, 10/25/43	357
426		Series 2013-128, Class PO, PO, 12/25/43	342
2		Series G-14, Class L, 8.500%, 06/25/21	2
6		Series G-18, Class Z, 8.750%, 06/25/21	7
—	(h)	Series G-22, Class G, 6.000%, 12/25/16	—	(h)
6		Series G-35, Class M, 8.750%, 10/25/21	6
24		Series G92-35, Class E, 7.500%, 07/25/22	27
1		Series G92-42, Class Z, 7.000%, 07/25/22	2
7		Series G92-44, Class ZQ, 8.000%, 07/25/22	7
20		Series G92-54, Class ZQ, 7.500%, 09/25/22	22
6		Series G93-5, Class Z, 6.500%, 02/25/23	6
9		Series G95-1, Class C, 8.800%, 01/25/25	11
		Federal National Mortgage Association REMIC Trust,
126		Series 2003-W1, Class 1A1, VAR, 5.711%, 12/25/42	145
27		Series 2003-W4, Class 2A, VAR, 6.336%, 10/25/42	32
21		Series 2007-W7, Class 1A4, HB, IF, 36.565%, 07/25/37	34
		Federal National Mortgage Association STRIPS,
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
2		Series 218, Class 2, IO, 7.500%, 04/25/23	—	(h)
59		Series 300, Class 1, PO, 09/25/24	56
10		Series 329, Class 1, PO, 01/25/33	10
		Federal National Mortgage Association Trust,
61		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	72
196		Series 2005-W3, Class 2AF, VAR, 0.656%, 03/25/45	190
		Government National Mortgage Association,
137		Series 1994-7, Class PQ, 6.500%, 10/16/24	155
16		Series 1999-30, Class S, IF, IO, 8.170%, 08/16/29	4
10		Series 2000-9, Class Z, 8.000%, 06/20/30	12
193		Series 2000-9, Class ZJ, 8.500%, 02/16/30	228
30		Series 2002-31, Class S, IF, IO, 8.269%, 01/16/31	9

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
79	Series 2002-40, Class UK, 6.500%, 06/20/32	93
73	Series 2002-47, Class PG, 6.500%, 07/16/32	87
91	Series 2002-47, Class PY, 6.000%, 07/20/32	104
93	Series 2002-47, Class ZA, 6.500%, 07/20/32	110
15	Series 2003-24, Class PO, PO, 03/16/33	14
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	353
80	Series 2003-52, Class AP, PO, 06/16/33	72
21	Series 2004-28, Class S, IF, 18.479%, 04/16/34	32
47	Series 2004-71, Class SB, HB, IF, 27.343%, 09/20/34	83
32	Series 2004-73, Class AE, IF, 13.967%, 08/17/34	40
253	Series 2004-90, Class SI, IF, IO, 5.668%, 10/20/34	41
72	Series 2005-68, Class DP, IF, 15.396%, 06/17/35	104
489	Series 2005-68, Class KI, IF, IO, 5.868%, 09/20/35	92
792	Series 2006-38, Class ZK, 6.500%, 08/20/36	934
51	Series 2006-59, Class SD, IF, IO, 6.268%, 10/20/36	9
207	Series 2007-17, Class JI, IF, IO, 6.379%, 04/16/37	44
233	Series 2007-27, Class SA, IF, IO, 5.768%, 05/20/37	39
355	Series 2007-40, Class SB, IF, IO, 6.318%, 07/20/37	67
215	Series 2007-45, Class QA, IF, IO, 6.208%, 07/20/37	44
200	Series 2007-50, Class AI, IF, IO, 6.343%, 08/20/37	31
52	Series 2007-53, Class ES, IF, IO, 6.118%, 09/20/37	10
50	Series 2007-53, Class SW, IF, 18.909%, 09/20/37	72
42	Series 2007-71, Class SB, IF, IO, 6.268%, 07/20/36	2
111	Series 2007-72, Class US, IF, IO, 6.118%, 11/20/37	20
111	Series 2007-76, Class SA, IF, IO, 6.098%, 11/20/37	21
68	Series 2008-33, Class XS, IF, IO, 7.270%, 04/16/38	15
201	Series 2008-40, Class SA, IF, IO, 5.970%, 05/16/38	38
286	Series 2008-50, Class KB, 6.000%, 06/20/38	329

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
146	Series 2008-55, Class SA, IF, IO, 5.768%, 06/20/38	24
159	Series 2008-93, Class AS, IF, IO, 5.268%, 12/20/38	24
48	Series 2009-6, Class SA, IF, IO, 5.670%, 02/16/39	7
69	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	15
227	Series 2009-22, Class SA, IF, IO, 5.838%, 04/20/39	35
203	Series 2009-31, Class TS, IF, IO, 5.868%, 03/20/39	25
188	Series 2009-79, Class OK, PO, 11/16/37	169
960	Series 2009-92, Class ZC, 5.000%, 10/20/39	1,145
365	Series 2009-106, Class ST, IF, IO, 5.568%, 02/20/38	62
90	Series 2010-14, Class AO, PO, 12/20/32	87
1,000	Series 2010-105, Class B, 5.000%, 08/20/40	1,165
124	Series 2010-130, Class CP, 7.000%, 10/16/40	146
432	Series 2011-137, Class WA, VAR, 5.534%, 07/20/40	493
1,479	Series 2011-H19, Class FA, VAR, 0.900%, 08/20/61	1,467
430	Series 2012-H21, Class DF, VAR, 1.079%, 05/20/61	429
207	Series 2012-H24, Class FA, VAR, 0.880%, 03/20/60	207
426	Series 2012-H26, Class MA, VAR, 0.980%, 07/20/62	424
743	Series 2012-H29, Class FA, VAR, 0.945%, 10/20/62	736
730	Series 2013-91, Class WA, VAR, 4.506%, 04/20/43	788
191	Series 2013-H03, Class FA, VAR, 0.729%, 08/20/60	191
471	Series 2013-H07, Class JA, 1.750%, 03/20/63	476
884	Series 2014-H15, Class FA, VAR, 0.930%, 07/20/64	872
792	Series 2014-H17, Class FC, VAR, 0.930%, 07/20/64	782
933	Series 2014-H19, Class FE, VAR, 0.900%, 09/20/64	920
2,738	Series 2015-H04, Class FL, VAR, 0.721%, 02/20/65	2,708
2,877	Series 2015-H12, Class FA, VAR, 0.910%, 05/20/65	2,874

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
740	Series 2015-H15, Class FJ, VAR, 0.869%, 06/20/65	729
2,016	Series 2015-H16, Class FL, VAR, 0.869%, 07/20/65	1,983
720	Series 2015-H18, Class FA, VAR, 0.880%, 06/20/65	709
775	Series 2015-H20, Class FA, VAR, 0.900%, 08/20/65	764
821	Series 2015-H26, Class FG, VAR, 0.950%, 10/20/65	810
4,477	Series 2015-H29, Class FL, VAR, 1.029%, 11/20/65	4,432
2,492	Series 2015-H30, Class FE, VAR, 1.029%, 11/20/65	2,467
81	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	82
	Vendee Mortgage Trust,
386	Series 1993-1, Class ZB, 7.250%, 02/15/23	436
188	Series 1994-1, Class 1, VAR, 5.567%, 02/15/24	206
279	Series 1996-1, Class 1Z, 6.750%, 02/15/26	324
92	Series 1996-2, Class 1Z, 6.750%, 06/15/26	106
367	Series 1997-1, Class 2Z, 7.500%, 02/15/27	432
91	Series 1998-1, Class 2E, 7.000%, 03/15/28	109

		73,281

	Non-Agency CMO — 2.2%
	Ajax Mortgage Loan Trust,
401	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	404
201	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	202
	Alternative Loan Trust,
1,570	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,559
250	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	226
280	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	280
	ASG Resecuritization Trust,
46	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	46
159	Series 2009-3, Class A65, VAR, 0.000%, 03/26/37 (e)	157
	Banc of America Alternative Loan Trust,
36	Series 2003-7, Class 2A4, 5.000%, 09/25/18	36
28	Series 2003-11, Class PO, PO, 01/25/34	24

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
26	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	21
	Banc of America Mortgage Trust,
12	Series 2003-8, Class APO, PO, 11/25/33	10
8	Series 2004-1, Class APO, PO, 02/25/34	7
23	Series 2004-3, Class 1A26, 5.500%, 04/25/34	23
14	Series 2004-6, Class APO, PO, 07/25/34	13
	BCAP LLC Trust,
273	Series 2010-RR7, Class 2A1, VAR, 2.223%, 07/26/45 (e)	271
228	Series 2011-RR10, Class 2A1, VAR, 1.288%, 09/26/37 (e)	220
50	Series 2012-RR2, Class 1A1, VAR, 0.597%, 08/26/36 (e)	49
77	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	77
	CHL Mortgage Pass-Through Trust,
54	Series 2004-5, Class 1A4, 5.500%, 06/25/34	56
25	Series 2004-HYB3, Class 2A, VAR, 2.331%, 06/20/34	24
264	Series 2005-22, Class 2A1, VAR, 2.716%, 11/25/35	222
	Citigroup Global Markets Mortgage Securities VII, Inc.,
49	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	49
1	Series 2003-UP2, Class PO1, PO, 12/25/18	1
	Citigroup Mortgage Loan Trust,
89	Series 2008-AR4, Class 1A1A, VAR, 2.948%, 11/25/38 (e)	88
135	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	136
85	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	86
	Citigroup Mortgage Loan Trust, Inc.,
9	Series 2003-UP3, Class A3, 7.000%, 09/25/33	9
12	Series 2003-UST1, Class A1, 5.500%, 12/25/18	12
2	Series 2003-UST1, Class PO1, PO, 12/25/18	2
2	Series 2003-UST1, Class PO3, PO, 12/25/18	2
19	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	19
	CSMC,
523	Series 2010-11R, Class A6, VAR, 1.439%, 06/28/47 (e)	495

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
41	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	41
103	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.009%, 06/25/20	103
8	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	7
8	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	8
	First Horizon Mortgage Pass-Through Trust,
106	Series 2004-AR7, Class 2A2, VAR, 2.739%, 02/25/35	105
108	Series 2005-AR1, Class 2A2, VAR, 2.794%, 04/25/35	105
193	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	182
44	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	26
	JP Morgan Mortgage Trust,
498	Series 2003-A1, Class 1A1, VAR, 2.206%, 10/25/33	474
51	Series 2006-A2, Class 4A1, VAR, 2.716%, 08/25/34	51
166	Series 2006-A2, Class 5A3, VAR, 2.682%, 11/25/33	167
	MASTR Adjustable Rate Mortgages Trust,
39	Series 2004-3, Class 4A2, VAR, 2.452%, 04/25/34	36
145	Series 2004-13, Class 2A1, VAR, 2.781%, 04/21/34	145
	MASTR Alternative Loan Trust,
121	Series 2003-9, Class 8A1, 6.000%, 01/25/34	121
280	Series 2004-4, Class 10A1, 5.000%, 05/25/24	291
21	Series 2004-7, Class 30PO, PO, 08/25/34	16
17	Series 2004-10, Class 1A1, 4.500%, 09/25/19	16
85	Series 2005-6, Class 3A1, 5.500%, 11/25/20	82
	MASTR Asset Securitization Trust,
19	Series 2003-2, Class 1A1, 5.000%, 03/25/18	19
4	Series 2004-8, Class PO, PO, 08/25/19	4
35	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	27

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Merrill Lynch Mortgage Investors Trust,
254	Series 2003-E, Class A1, VAR, 1.056%, 10/25/28	241
87	Series 2004-A, Class A1, VAR, 0.896%, 04/25/29	83
38	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.076%, 02/25/35	36
55	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	56
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
29	Series 2003-A1, Class A1, 5.500%, 05/25/33	29
20	Series 2003-A1, Class A2, 6.000%, 05/25/33	20
9	Series 2003-A1, Class A5, 7.000%, 04/25/33	10
	RALI Trust,
43	Series 2002-QS8, Class A5, 6.250%, 06/25/17	43
10	Series 2002-QS16, Class A3, IF, 15.712%, 10/25/17	10
16	Series 2003-QS3, Class A2, IF, 15.541%, 02/25/18	16
60	Series 2003-QS9, Class A3, IF, IO, 7.114%, 05/25/18	3
83	Series 2004-QS3, Class CB, 5.000%, 03/25/19	83
100	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	82
6	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	6
	Springleaf Mortgage Loan Trust,
60	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	60
174	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	174
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	126
147	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	147
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	309
84	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	86
45	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	45

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	WaMu Mortgage Pass-Through Certificates Trust,
13	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	13
112	Series 2003-AR5, Class A7, VAR, 2.569%, 06/25/33	113
57	Series 2004-AR3, Class A2, VAR, 2.470%, 06/25/34	57
221	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	205
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
34	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	36
6	Series 2003-MS7, Class P, PO, 03/25/33	5
36	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	36
	Wells Fargo Mortgage-Backed Securities Trust,
43	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	42
70	Series 2004-EE, Class 3A1, VAR, 2.717%, 12/25/34	70
214	Series 2004-P, Class 2A1, VAR, 2.738%, 09/25/34	213
346	Series 2005-AR3, Class 1A1, VAR, 2.764%, 03/25/35	345

		9,652

	Total Collateralized Mortgage Obligations (Cost $79,903)	82,933

Commercial Mortgage-Backed Securities — 2.0%
261	A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	260
	A10 Term Asset Financing LLC,
323	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	316
215	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	212
	Banc of America Commercial Mortgage Trust,
145	Series 2006-4, Class A4, 5.634%, 07/10/46	146
254	Series 2007-5, Class A4, 5.492%, 02/10/51	262
23	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	23
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	199

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

9,450	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.354%, 12/11/49 (e)	31
	COMM Mortgage Trust,
500	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	503
423	Series 2014-KYO, Class A, VAR, 1.329%, 06/11/27 (e)	412
132	Series 2014-PAT, Class A, VAR, 1.227%, 08/13/27 (e)	128
400	Series 2014-TWC, Class A, VAR, 1.274%, 02/13/32 (e)	388
281	Series 2015-CR25, Class A4, 3.759%, 08/10/48	295
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
1,000	Series K037, Class A2, 3.490%, 01/25/24	1,084
764	Series KF12, Class A, VAR, 1.130%, 09/25/22	765
500	Series KSMC, Class A2, 2.615%, 01/25/23	519
151	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	151
186	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	186
	NorthStar, (Cayman Islands),
103	Series 2013-1A, Class A, VAR, 2.286%, 08/25/29 (e)	102
250	Series 2013-1A, Class B, VAR, 5.436%, 08/25/29 (e)	253
18	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	18
	PFP Ltd., (Cayman Islands),
345	Series 2015-2, Class A, VAR, 1.879%, 07/14/34 (e)	341
100	Series 2015-2, Class C, VAR, 3.679%, 07/14/34 (e)	100
100	Series 2015-2, Class D, VAR, 4.429%, 07/14/34 (e)	100
	RAIT Trust,
250	Series 2014-FL2, Class B, VAR, 2.577%, 05/13/31 (e)	245
152	Series 2014-FL3, Class A, VAR, 1.677%, 12/15/31 (e)	149
390	Series 2015-FL4, Class A, VAR, 1.777%, 12/15/31 (e)	384
250	Series 2015-FL5, Class B, VAR, 4.327%, 01/15/31 (e)	249
	Resource Capital Corp., Ltd., (Cayman Islands),
160	Series 2015-CRE4, Class A, VAR, 1.827%, 08/15/32 (e)	157

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
153	Series 2015-CRE4, Class B, VAR, 3.427%, 08/15/32 (e)	151
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	120
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	110
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	526
36	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	36

	Total Commercial Mortgage-Backed Securities (Cost $8,901)	8,921

Corporate Bonds — 18.2%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	102

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.875%, 01/11/18 (e)	150
150	2.625%, 09/15/16 (e)	151

		301

	Hotels, Restaurants & Leisure — 0.0% (g)
65	Starbucks Corp., 2.700%, 06/15/22	67

	Internet & Catalog Retail — 0.0% (g)
197	Amazon.com, Inc., 3.800%, 12/05/24	211

	Media — 0.7%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	112
100	7.700%, 10/30/25	127
	CBS Corp.,
144	3.700%, 08/15/24	143
208	4.000%, 01/15/26	208
80	Comcast Corp., 3.375%, 08/15/25	84
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
353	3.800%, 03/15/22	363
26	3.950%, 01/15/25	26
150	4.600%, 02/15/21	162
78	Discovery Communications LLC, 4.375%, 06/15/21	79
550	NBCUniversal Media LLC, 2.875%, 01/15/23	560
	Thomson Reuters Corp., (Canada),
51	3.850%, 09/29/24	52
105	3.950%, 09/30/21	110
60	4.700%, 10/15/19	65

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	59
50	6.750%, 07/01/18	54
150	8.250%, 04/01/19	172
35	8.750%, 02/14/19	40
100	Time Warner Cos., Inc., 7.570%, 02/01/24	122
300	Time Warner, Inc., 3.600%, 07/15/25	295
	Viacom, Inc.,
37	2.750%, 12/15/19	37
100	3.125%, 06/15/22	91
11	3.250%, 03/15/23	10
43	3.875%, 12/15/21	43
6	6.250%, 04/30/16	6

		3,020

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	33
49	4.375%, 09/01/23	48
25	7.450%, 07/15/17	27
35	Nordstrom, Inc., 4.000%, 10/15/21	37
400	Target Corp., 6.000%, 01/15/18	435

		580

	Specialty Retail — 0.1%
32	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	28
56	Gap, Inc. (The), 5.950%, 04/12/21	58
	Home Depot, Inc. (The),
67	2.625%, 06/01/22	68
130	5.400%, 03/01/16	130
119	Lowe’s Cos., Inc., 3.375%, 09/15/25	125

		409

	Total Consumer Discretionary	4,690

	Consumer Staples — 0.8%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	80
	Anheuser-Busch InBev Finance, Inc.,
398	3.300%, 02/01/23	409
150	3.700%, 02/01/24	159
136	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	158
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	77
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
	PepsiCo, Inc.,
180	1.250%, 08/13/17	181
31	3.000%, 08/25/21	32
111	3.100%, 07/17/22	117
6	7.900%, 11/01/18	7
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	210

		1,460

	Food & Staples Retailing — 0.2%
86	Costco Wholesale Corp., 2.250%, 02/15/22	87
	CVS Health Corp.,
178	3.500%, 07/20/22	186
179	4.000%, 12/05/23	193
50	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	55
	Kroger Co. (The),
50	2.200%, 01/15/17	50
90	4.000%, 02/01/24	96
30	6.150%, 01/15/20	35
75	6.400%, 08/15/17	80
100	Sysco Corp., 3.750%, 10/01/25	104
94	Walgreen Co., 3.100%, 09/15/22	92
91	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	92

		1,070

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	156
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	104
106	4.307%, 05/14/21 (e)	115
24	ConAgra Foods, Inc., 2.100%, 03/15/18	24
	Kraft Foods Group, Inc.,
30	3.500%, 06/06/22	31
22	5.375%, 02/10/20	24
332	6.125%, 08/23/18	364
66	Kraft Heinz Foods Co., 5.000%, 07/15/35 (e)	69
92	Mead Johnson Nutrition Co., Class C, 4.125%, 11/15/25	95
150	Mondelez International, Inc., 4.000%, 02/01/24	156
73	Tyson Foods, Inc., 3.950%, 08/15/24	77

		1,230

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Products — continued
50	Procter & Gamble — ESOP, Series A, 9.360%, 01/01/21	60

		80

	Total Consumer Staples	3,840

	Energy — 1.8%
	Energy Equipment & Services — 0.1%
14	Cameron International Corp., 4.000%, 12/15/23	14
9	Ensco plc, (United Kingdom), 5.200%, 03/15/25	5
	Halliburton Co.,
153	3.375%, 11/15/22	150
107	3.500%, 08/01/23	100
	Nabors Industries, Inc.,
30	4.625%, 09/15/21	20
30	5.000%, 09/15/20	23
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	14
	Noble Holding International Ltd., (Cayman Islands),
12	3.950%, 03/15/22	6
18	4.000%, 03/16/18	14
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	48
	Transocean, Inc., (Cayman Islands),
39	4.300%, 10/15/22	19
57	6.500%, 11/15/20	34
78	7.125%, 12/15/21	43

		490

	Oil, Gas & Consumable Fuels — 1.7%
	Apache Corp.,
42	3.250%, 04/15/22	37
25	6.900%, 09/15/18	26
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	25
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	231
256	2.750%, 05/10/23	242
60	3.506%, 03/17/25	58
166	3.814%, 02/10/24	165
	Buckeye Partners LP,
30	4.350%, 10/15/24	25
40	4.875%, 02/01/21	37
25	5.850%, 11/15/43	18

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Canadian Natural Resources Ltd., (Canada),
25	3.900%, 02/01/25	19
150	5.900%, 02/01/18	147
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	15
40	Chevron Corp., 2.355%, 12/05/22	38
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	205
150	ConocoPhillips, 5.750%, 02/01/19	156
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	194
41	ConocoPhillips Co., 2.200%, 05/15/20	38
190	Devon Energy Corp., 6.300%, 01/15/19	180
58	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	44
80	Encana Corp., (Canada), 6.500%, 05/15/19	66
	Energy Transfer Partners LP,
89	3.600%, 02/01/23	74
91	4.750%, 01/15/26	78
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	205
74	EnLink Midstream Partners LP, 4.150%, 06/01/25	51
	Enterprise Products Operating LLC,
500	1.650%, 05/07/18	483
37	3.750%, 02/15/25	35
49	3.900%, 02/15/24	46
	EOG Resources, Inc.,
23	2.625%, 03/15/23	21
100	4.100%, 02/01/21	102
300	4.150%, 01/15/26	296
250	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	219
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	55
	Marathon Oil Corp.,
228	5.900%, 03/15/18	207
175	6.000%, 10/01/17	170
67	Marathon Petroleum Corp., 3.625%, 09/15/24	55
36	Noble Energy, Inc., 5.625%, 05/01/21	32
	Occidental Petroleum Corp.,
35	1.750%, 02/15/17	35
91	3.500%, 06/15/25	89
	ONEOK Partners LP,
40	3.375%, 10/01/22	31
40	3.800%, 03/15/20	36
200	4.900%, 03/15/25	164

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Petrobras Global Finance B.V., (Netherlands),
84	4.375%, 05/20/23	57
90	5.375%, 01/27/21	67
295	6.250%, 03/17/24	215
50	7.875%, 03/15/19	45
97	Petro-Canada, (Canada), 6.050%, 05/15/18	99
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25 (e)	52
69	4.875%, 01/18/24	64
149	6.375%, 02/04/21 (e)	155
43	Phillips 66, 2.950%, 05/01/17	44
	Plains All American Pipeline LP/PAA Finance Corp.,
59	2.600%, 12/15/19	52
100	3.600%, 11/01/24	77
250	4.650%, 10/15/25	210
50	Repsol Oil & Gas Canada, Inc., (Canada), 7.750%, 06/01/19	44
200	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	211
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	150
140	6.200%, 04/15/18	146
50	8.000%, 10/01/19	53
	Spectra Energy Partners LP,
79	2.950%, 09/25/18	78
63	3.500%, 03/15/25	57
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	132
42	2.750%, 11/10/21	42
67	3.125%, 08/17/17	68
83	3.150%, 01/23/22	82
180	Sunoco Logistics Partners Operations LP, 4.650%, 02/15/22	162
	Total Capital International S.A., (France),
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	75
150	2.750%, 06/19/21	150
175	Total Capital S.A., (France), 2.300%, 03/15/16	175
	TransCanada PipeLines Ltd., (Canada),
172	3.750%, 10/16/23	168
100	6.500%, 08/15/18	108
30	7.125%, 01/15/19	33

		7,585

	Total Energy	8,075

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Financials — 9.0%
	Banks — 3.7%
	ABN AMRO Bank N.V., (Netherlands),
200	1.800%, 06/04/18 (e)	199
200	2.500%, 10/30/18 (e)	202
200	ANZ New Zealand International Ltd., (New Zealand), 2.600%, 09/23/19 (e)	201
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	252
	Bank of America Corp.,
150	3.300%, 01/11/23	150
200	3.875%, 03/22/17	205
485	3.875%, 08/01/25	498
42	4.100%, 07/24/23	44
100	5.000%, 05/13/21	109
130	5.625%, 07/01/20	144
170	5.750%, 12/01/17	180
50	5.875%, 01/05/21	56
814	6.400%, 08/28/17	863
100	6.500%, 08/01/16	102
266	6.875%, 04/25/18	291
208	Series L, 1.950%, 05/12/18	207
200	Series L, 2.250%, 04/21/20	196
154	Series L, 3.950%, 04/21/25	148
300	Series L, 5.650%, 05/01/18	320
85	Bank of Montreal, (Canada), 2.550%, 11/06/22	85
	Bank of Nova Scotia (The), (Canada),
175	1.450%, 04/25/18	174
200	1.700%, 06/11/18	200
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	200
250	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	265
317	Barclays plc, (United Kingdom), 3.250%, 01/12/21	306
	BB&T Corp.,
225	2.625%, 06/29/20	228
125	3.950%, 04/29/16	126
100	5.250%, 11/01/19	109
234	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	237
300	Capital One Bank USA N.A., 3.375%, 02/15/23	292
250	Capital One N.A., 2.350%, 08/17/18	249
	Citigroup, Inc.,
650	1.700%, 04/27/18	643
106	1.800%, 02/05/18	105
82	2.150%, 07/30/18	82

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
350	2.400%, 02/18/20	347
73	3.750%, 06/16/24	75
115	5.500%, 09/13/25	123
16	Comerica, Inc., 3.800%, 07/22/26	15
	Commonwealth Bank of Australia, (Australia),
250	2.250%, 03/16/17 (e)	253
201	4.500%, 12/09/25 (e)	198
	Cooperatieve Rabobank UA, (Netherlands),
34	3.375%, 01/19/17	35
118	3.875%, 02/08/22	124
250	4.375%, 08/04/25	251
250	Discover Bank, 2.600%, 11/13/18	250
	Fifth Third Bancorp,
146	2.875%, 07/27/20	147
350	5.450%, 01/15/17	362
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	204
200	4.250%, 08/18/25	194
300	4.875%, 01/14/22	327
	Huntington National Bank (The),
250	2.000%, 06/30/18	249
250	2.875%, 08/20/20	251
	KeyCorp,
56	2.900%, 09/15/20	56
50	5.100%, 03/24/21	55
200	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	199
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	324
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	203
36	MUFG Americas Holdings Corp., 2.250%, 02/10/20	36
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	306
	PNC Funding Corp.,
133	4.375%, 08/11/20	144
265	5.125%, 02/08/20	293
115	5.625%, 02/01/17	119
	Royal Bank of Canada, (Canada),
150	1.875%, 02/05/20	151
239	2.000%, 10/01/18	242
105	2.000%, 12/10/18	105
125	2.200%, 07/27/18	126
95	2.300%, 07/20/16	96

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
77	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	76
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	251
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	197
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	201
37	1.950%, 01/22/19	37
104	2.250%, 11/05/19	105
250	U.S. Bank N.A., 2.800%, 01/27/25	252
	Wells Fargo & Co.,
130	2.600%, 07/22/20	131
99	3.000%, 02/19/25	99
51	4.300%, 07/22/27	53
237	4.480%, 01/16/24	252
415	5.625%, 12/11/17	444
500	SUB, 3.676%, 06/15/16	504
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	268
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	311

		16,709

	Capital Markets — 1.9%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	127
	Bank of New York Mellon Corp. (The),
229	2.600%, 08/17/20	232
150	3.250%, 09/11/24	153
100	3.650%, 02/04/24	105
75	4.600%, 01/15/20	82
	BlackRock, Inc.,
160	4.250%, 05/24/21	175
166	Series 2, 5.000%, 12/10/19	185
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	171
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
250	Credit Suisse AG, (Switzerland), 1.700%, 04/27/18	247
	Deutsche Bank AG, (Germany),
319	1.875%, 02/13/18	311
100	2.950%, 08/20/20	97
	Goldman Sachs Group, Inc. (The),
48	2.600%, 04/23/20	48
68	2.625%, 01/31/19	69
117	2.750%, 09/15/20	117
137	3.750%, 05/22/25	139

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
120	4.000%, 03/03/24	124
68	5.375%, 03/15/20	74
80	5.750%, 01/24/22	91
1,100	5.950%, 01/18/18	1,172
250	7.500%, 02/15/19	284
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	205
	Invesco Finance plc, (United Kingdom),
125	3.750%, 01/15/26	129
71	4.000%, 01/30/24	75
	Jefferies Group LLC,
150	5.125%, 04/13/18	155
125	6.875%, 04/15/21	140
	Macquarie Bank Ltd., (Australia),
65	2.350%, 01/15/19 (e)	65
100	2.850%, 07/29/20 (e)	100
300	3.900%, 01/15/26 (e)	296
100	4.000%, 07/29/25 (e)	98
291	5.000%, 02/22/17 (e)	300
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	163
40	6.250%, 01/14/21 (e)	45
	Morgan Stanley,
40	2.650%, 01/27/20	40
284	2.800%, 06/16/20	285
83	3.700%, 10/23/24	84
62	3.950%, 04/23/27	60
330	4.000%, 07/23/25	341
93	5.000%, 11/24/25	98
166	5.500%, 07/24/20	184
100	5.500%, 07/28/21	112
450	5.625%, 09/23/19	494
100	5.750%, 01/25/21	112
100	6.625%, 04/01/18	109
100	7.300%, 05/13/19	114
84	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	96
	State Street Corp.,
36	3.100%, 05/15/23	36
294	3.550%, 08/18/25	310
192	3.700%, 11/20/23	204
34	TD Ameritrade Holding Corp., 2.950%, 04/01/22	35

		8,529

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — 1.2%
250	American Express Co., 7.000%, 03/19/18	275
	American Express Credit Corp.,
261	1.800%, 07/31/18	260
139	1.875%, 11/05/18	139
95	Series F, 2.600%, 09/14/20	96
	American Honda Finance Corp.,
200	2.125%, 02/28/17 (e)	202
83	2.250%, 08/15/19	84
	Capital One Financial Corp.,
125	3.200%, 02/05/25	120
110	3.500%, 06/15/23	110
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	250
206	2.250%, 12/01/19	208
58	2.850%, 06/01/22	59
100	5.500%, 03/15/16	100
65	7.050%, 10/01/18	74
100	7.150%, 02/15/19	115
	Ford Motor Credit Co. LLC,
200	2.240%, 06/15/18	197
550	2.375%, 03/12/19	541
200	3.000%, 06/12/17	202
250	3.157%, 08/04/20	249
200	4.250%, 09/20/22	203
130	General Motors Financial Co., Inc., 3.100%, 01/15/19	129
	HSBC USA, Inc.,
200	1.700%, 03/05/18	199
180	2.350%, 03/05/20	176
296	2.750%, 08/07/20	294
	John Deere Capital Corp.,
400	2.375%, 07/14/20	405
50	2.450%, 09/11/20	51
33	3.150%, 10/15/21	34
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73
	PACCAR Financial Corp.,
39	1.400%, 05/18/18	39
66	1.600%, 03/15/17	66
	Toyota Motor Credit Corp.,
100	1.375%, 01/10/18	100
225	1.750%, 05/22/17	227
105	2.100%, 01/17/19	106
200	2.125%, 07/18/19	203

		5,586

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — 1.1%
425	Bank of America N.A., 5.300%, 03/15/17	439
	Berkshire Hathaway, Inc.,
638	3.400%, 01/31/22	677
98	3.750%, 08/15/21	106
397	CME Group, Inc., 3.000%, 03/15/25	399
25	Countrywide Financial Corp., 6.250%, 05/15/16	25
	GE Capital International Funding Co., (Ireland),
596	0.964%, 04/15/16 (e)	596
649	2.342%, 11/15/20 (e)	656
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	92
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	527
200	Series KK, 3.550%, 01/15/24	219
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
367	2.125%, 05/11/20	357
100	3.250%, 05/11/25	97
195	4.375%, 03/25/20	207
	Siemens Financieringsmaatschappij N.V., (Netherlands),
250	2.900%, 05/27/22 (e)	258
100	5.750%, 10/17/16 (e)	103

		4,848

	Insurance — 0.7%
	ACE INA Holdings, Inc.,
200	2.700%, 03/13/23	198
130	2.875%, 11/03/22	132
61	Allstate Corp. (The), 3.150%, 06/15/23	62
	American International Group, Inc.,
161	3.750%, 07/10/25	158
259	4.125%, 02/15/24	263
143	Aon plc, (United Kingdom), 3.875%, 12/15/25	145
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	65
150	5.400%, 05/15/18	164
90	CNA Financial Corp., 3.950%, 05/15/24	88
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	85
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	44
35	Lincoln National Corp., 4.200%, 03/15/22	36

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	303
100	3.125%, 04/14/16 (e)	100
	Metropolitan Life Global Funding I,
207	1.500%, 01/10/18 (e)	206
175	3.650%, 06/14/18 (e)	182
100	3.875%, 04/11/22 (e)	105
323	New York Life Global Funding, 2.150%, 06/18/19 (e)	326
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	155
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
106	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	107
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	193
90	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	91

		3,224

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
80	3.500%, 01/31/23	79
38	5.000%, 02/15/24	40
	American Tower Trust I,
45	1.551%, 03/15/18 (e)	45
200	3.070%, 03/15/23 (e)	202
	Equity Commonwealth,
125	5.875%, 09/15/20	136
150	6.650%, 01/15/18	158
255	ERP Operating LP, 4.625%, 12/15/21	282
	HCP, Inc.,
52	2.625%, 02/01/20	51
38	3.400%, 02/01/25	34
115	3.875%, 08/15/24	108
17	4.200%, 03/01/24	16
38	4.250%, 11/15/23	37
	Prologis LP,
38	3.750%, 11/01/25	39
53	4.250%, 08/15/23	56
50	Realty Income Corp., 3.875%, 07/15/24	50
	Simon Property Group LP,
100	2.500%, 09/01/20	101
62	3.375%, 10/01/24	63
38	3.750%, 02/01/24	40

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — continued
81	4.125%, 12/01/21	87
90	4.375%, 03/01/21	98
	Ventas Realty LP,
27	3.500%, 02/01/25	26
44	3.750%, 05/01/24	44
62	4.125%, 01/15/26	63
73	Welltower, Inc., 4.500%, 01/15/24	74

		1,929

	Total Financials	40,825

	Health Care — 0.9%
	Biotechnology — 0.3%
	Amgen, Inc.,
44	2.125%, 05/01/20	44
400	3.875%, 11/15/21	428
40	5.700%, 02/01/19	44
75	Baxalta, Inc., 3.600%, 06/23/22 (e)	74
184	Biogen, Inc., 3.625%, 09/15/22	190
	Celgene Corp.,
98	3.250%, 08/15/22	98
161	3.625%, 05/15/24	162
	Gilead Sciences, Inc.,
59	3.250%, 09/01/22	61
57	3.650%, 03/01/26	60

		1,161

	Health Care Equipment & Supplies — 0.0% (g)
40	Becton, Dickinson & Co., 5.000%, 05/15/19	43

	Health Care Providers & Services — 0.2%
	Anthem, Inc.,
93	2.300%, 07/15/18	93
115	3.125%, 05/15/22	113
	Cardinal Health, Inc.,
45	2.400%, 11/15/19	45
49	3.750%, 09/15/25	51
72	Express Scripts Holding Co., 3.500%, 06/15/24	69
214	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	213
	UnitedHealth Group, Inc.,
91	1.900%, 07/16/18	92
70	3.350%, 07/15/22	73
112	3.375%, 11/15/21	119

		868

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
22	1.300%, 02/01/17	22
69	4.150%, 02/01/24	72

		94

	Pharmaceuticals — 0.4%
	AbbVie, Inc.,
119	1.750%, 11/06/17	119
127	2.500%, 05/14/20	127
87	2.900%, 11/06/22	87
35	3.200%, 11/06/22	35
100	Allergan, Inc., 2.800%, 03/15/23	98
	Forest Laboratories LLC,
250	4.375%, 02/01/19 (e)	263
69	5.000%, 12/15/21 (e)	76
150	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	155
500	Johnson & Johnson, 2.050%, 03/01/23	500
	Merck & Co., Inc.,
75	1.300%, 05/18/18	75
64	2.350%, 02/10/22	64
62	2.400%, 09/15/22	62
30	3.700%, 02/10/45	29

		1,690

	Total Health Care	3,856

	Industrials — 1.2%
	Aerospace & Defense — 0.1%
43	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	44
	BAE Systems Holdings, Inc.,
68	3.800%, 10/07/24 (e)	69
70	6.375%, 06/01/19 (e)	79
100	Honeywell International, Inc., 5.300%, 03/01/18	108
	Lockheed Martin Corp.,
47	2.125%, 09/15/16	47
74	3.100%, 01/15/23	76
140	Precision Castparts Corp., 3.250%, 06/15/25	143

		566

	Air Freight & Logistics — 0.1%
473	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	531
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	143

		674

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — 0.1%
168	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	177
25	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	27
47	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	49

		253

	Commercial Services & Supplies — 0.0% (g)
70	ADT Corp. (The), 3.500%, 07/15/22	59
50	Pitney Bowes, Inc., 5.600%, 03/15/18	53

		112

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	41
70	Fluor Corp., 3.375%, 09/15/21	73

		146

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	54

		81

	Industrial Conglomerates — 0.4%
84	Danaher Corp., 2.400%, 09/15/20	86
	General Electric Co.,
200	3.100%, 01/09/23	210
175	3.375%, 03/11/24	187
230	4.650%, 10/17/21	261
500	5.400%, 02/15/17	521
140	5.500%, 01/08/20	159
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	36
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	157
98	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	98
62	Roper Technologies, Inc., 3.000%, 12/15/20	63
32	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	32

		1,810

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	75
31	2.600%, 06/26/22	31

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
89	Deere & Co., 2.600%, 06/08/22	89
25	Parker-Hannifin Corp., 5.500%, 05/15/18	27

		222

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	34
19	3.600%, 09/01/20	20
100	3.750%, 04/01/24	105
100	5.650%, 05/01/17	105
55	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	59
	CSX Corp.,
100	3.400%, 08/01/24	101
30	7.375%, 02/01/19	35
50	7.900%, 05/01/17	54
	ERAC USA Finance LLC,
27	4.500%, 08/16/21 (e)	29
48	5.250%, 10/01/20 (e)	53
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	139
50	7.700%, 05/15/17	53
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
53	2.875%, 07/17/18 (e)	53
141	3.375%, 02/01/22 (e)	137
	Ryder System, Inc.,
48	2.500%, 03/01/17	48
28	2.500%, 05/11/20	28
86	2.875%, 09/01/20	85
55	3.600%, 03/01/16	55
	Union Pacific Corp.,
21	2.950%, 01/15/23	21
75	3.646%, 02/15/24	80
233	4.163%, 07/15/22	256

		1,594

	Trading Companies & Distributors — 0.0% (g)
55	WW Grainger, Inc., 4.600%, 06/15/45	60

	Total Industrials	5,518

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
55	2.900%, 03/04/21	57
194	3.000%, 06/15/22	202
44	3.500%, 06/15/25	47

		306

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
16	4.500%, 03/01/23	16
100	6.875%, 06/01/18	109
63	7.500%, 01/15/27	76

		233

	Internet Software & Services — 0.1%
410	eBay, Inc., 2.600%, 07/15/22	383

	IT Services — 0.2%
	International Business Machines Corp.,
126	1.250%, 02/08/18	126
309	1.625%, 05/15/20	307
350	7.625%, 10/15/18	403
236	Xerox Corp., 5.625%, 12/15/19	241

		1,077

	Semiconductors & Semiconductor Equipment — 0.0% (g)
130	Intel Corp., 3.700%, 07/29/25	141
30	National Semiconductor Corp., 6.600%, 06/15/17	32
73	Texas Instruments, Inc., 1.650%, 08/03/19	73

		246

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	26
	Microsoft Corp.,
23	0.875%, 11/15/17	23
34	2.125%, 11/15/22	34
50	2.375%, 02/12/22	51
118	2.375%, 05/01/23	118
167	3.625%, 12/15/23	182
	Oracle Corp.,
200	3.625%, 07/15/23	212
100	5.750%, 04/15/18	109

		755

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
273	2.150%, 02/09/22	271
182	2.250%, 02/23/21	185
199	2.400%, 05/03/23	197
250	2.700%, 05/13/22	254
207	VAR, 0.869%, 05/03/18	206

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
	HP, Inc.,
118	4.375%, 09/15/21	119
45	4.650%, 12/09/21	46

		1,278

	Total Information Technology	4,278

	Materials — 0.4%
	Chemicals — 0.2%
	Agrium, Inc., (Canada),
45	3.375%, 03/15/25	41
100	4.125%, 03/15/35	79
125	CF Industries, Inc., 7.125%, 05/01/20	141
	Dow Chemical Co. (The),
100	3.500%, 10/01/24	100
119	4.125%, 11/15/21	126
20	8.550%, 05/15/19	24
88	Ecolab, Inc., 3.250%, 01/14/23	89
	Mosaic Co. (The),
34	3.750%, 11/15/21	34
212	4.250%, 11/15/23	207
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	25
41	Praxair, Inc., 2.650%, 02/05/25	41
150	Union Carbide Corp., 7.500%, 06/01/25	184

		1,091

	Construction Materials — 0.1%
200	CRH America, Inc., 3.875%, 05/18/25 (e)	203

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
95	3.850%, 09/30/23	95
100	5.400%, 03/29/17	103
100	6.500%, 04/01/19	110
	Freeport-McMoRan, Inc.,
128	2.150%, 03/01/17	122
107	3.875%, 03/15/23	70
27	Nucor Corp., 4.000%, 08/01/23	27
27	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	27
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	57

		611

	Total Materials	1,905

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
575	3.000%, 06/30/22	570
28	3.400%, 05/15/25	28
50	3.875%, 08/15/21	52
50	4.450%, 05/15/21	53
180	5.500%, 02/01/18	192
350	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	415
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	108
	GTP Acquisition Partners I LLC,
174	2.350%, 06/15/20 (e)	173
202	3.482%, 06/16/25 (e)	204
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	61
148	Qwest Corp., 6.750%, 12/01/21	158
31	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	33
	Verizon Communications, Inc.,
115	2.625%, 02/21/20	117
179	3.000%, 11/01/21	182
295	3.500%, 11/01/24	301
156	4.150%, 03/15/24	166
353	4.500%, 09/15/20	384
222	5.150%, 09/15/23	251
200	6.400%, 09/15/33	233
176	Verizon New England, Inc., 7.875%, 11/15/29	219

		3,927

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	170
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	99
100	1.625%, 03/20/17	100

		369

	Total Telecommunication Services	4,296

	Utilities — 1.2%
	Electric Utilities — 0.8%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
27	Arizona Public Service Co., 2.200%, 01/15/20	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	44

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	55
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	33
20	DTE Electric Co., 2.650%, 06/15/22	20
285	Duke Energy Corp., 3.550%, 09/15/21	296
60	Duke Energy Indiana LLC, 3.750%, 07/15/20	64
	Duke Energy Progress LLC,
40	2.800%, 05/15/22	41
106	3.250%, 08/15/25	110
150	5.300%, 01/15/19	165
60	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	60
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	109
400	Florida Power & Light Co., 3.125%, 12/01/25	415
	Indiana Michigan Power Co.,
135	7.000%, 03/15/19	152
100	Series J, 3.200%, 03/15/23	101
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	28
47	Kansas City Power & Light Co., 3.150%, 03/15/23	47
60	Nevada Power Co., 7.125%, 03/15/19	68
27	NextEra Energy Capital Holdings, Inc., 2.400%, 09/15/19	27
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	29
40	4.881%, 08/15/19 (e)	44
25	Ohio Power Co., 6.050%, 05/01/18	27
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	55
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	67
50	3.250%, 06/15/23	52
125	5.625%, 11/30/17	133
	PacifiCorp,
140	3.600%, 04/01/24	149
100	3.850%, 06/15/21	108
60	5.650%, 07/15/18	65
75	PECO Energy Co., 5.350%, 03/01/18	81
51	Public Service Co. of Colorado, 3.200%, 11/15/20	54
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	79
375	Public Service Electric & Gas Co., 3.000%, 05/15/25	384

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Southern California Edison Co.,
50	1.845%, 02/01/22	49
212	Series C, 3.500%, 10/01/23	225
45	Southern Co. (The), 1.950%, 09/01/16	45
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	35
	Virginia Electric & Power Co.,
21	3.450%, 02/15/24	22
100	5.400%, 04/30/18	108
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		3,727

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	35
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	53

		88

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
45	2.950%, 01/15/20	45
72	4.000%, 10/01/20	74
37	PSEG Power LLC, 4.300%, 11/15/23	37
317	Southern Power Co., 4.150%, 12/01/25	319

		475

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	96
100	6.375%, 07/15/16	102
50	Consumers Energy Co., 5.650%, 04/15/20	57
79	DTE Energy Co., 3.300%, 06/15/22 (e)	81
200	NiSource Finance Corp., 3.850%, 02/15/23	208
	Sempra Energy,
48	4.050%, 12/01/23	50
150	9.800%, 02/15/19	180
87	WEC Energy Group, Inc., 3.550%, 06/15/25	90

		864

	Water Utilities — 0.1%
122	American Water Capital Corp., 3.400%, 03/01/25	128

	Total Utilities	5,282

	Total Corporate Bonds (Cost $81,278)	82,565

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — 1.0%
	Israel Government AID Bond, (Israel),
325	Zero Coupon, 08/15/23	276
1,000	Zero Coupon, 02/15/24	842
1,000	Series 7-Z, Zero Coupon, 08/15/25	797
1,000	Series 8-Z, Zero Coupon, 08/15/24	826
1,000	Series 8-Z, Zero Coupon, 02/15/25	811
92	Republic of Poland, (Poland), 4.000%, 01/22/24	99
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	212
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	251
250	3.600%, 01/30/25	249
116	4.000%, 10/02/23	119

	Total Foreign Government Securities (Cost $4,283)	4,482

Mortgage Pass-Through Securities — 8.7%
	Federal Home Loan Mortgage Corp.,
59	ARM, 2.200%, 01/01/37	61
190	ARM, 2.255%, 08/01/36	200
12	ARM, 2.375%, 07/01/26	12
194	ARM, 2.462%, 01/01/27 - 03/01/37	205
104	ARM, 2.519%, 09/01/36	110
55	ARM, 2.536%, 11/01/36	58
118	ARM, 2.592%, 09/01/36	125
203	ARM, 2.606%, 06/01/36	214
212	ARM, 2.662%, 12/01/34	225
140	ARM, 2.793%, 04/01/38	149
91	ARM, 2.890%, 02/01/37	97
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
47	4.000%, 06/01/19	49
10	4.500%, 10/01/18	10
2	5.500%, 06/01/17	1
5	6.000%, 10/01/17 - 04/01/18	5
65	6.500%, 01/01/17 - 03/01/22	68
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
6	6.000%, 12/01/22	6
20	6.500%, 08/01/26	24
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
51	6.000%, 01/01/34	58
48	7.000%, 04/01/26 - 02/01/37	57
5	7.500%, 08/01/25	6
5	8.000%, 07/01/20 - 11/01/24	5
14	8.500%, 07/01/28	17

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

167		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	184
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,317		3.500%, 05/01/33 - 05/01/43	2,438
398		4.000%, 06/01/42	428
73		6.000%, 02/01/33	81
		Federal National Mortgage Association,
977		ARM, 1.220%, 12/01/25	975
49		ARM, 2.011%, 02/01/37	51
117		ARM, 2.020%, 01/01/35	122
140		ARM, 2.041%, 09/01/35	145
1		ARM, 2.091%, 03/01/19	1
173		ARM, 2.094%, 02/01/35	180
77		ARM, 2.135%, 08/01/35	81
180		ARM, 2.320%, 01/01/35	191
178		ARM, 2.324%, 09/01/34	188
95		ARM, 2.325%, 09/01/36	101
79		ARM, 2.384%, 11/01/33	84
128		ARM, 2.403%, 09/01/35	136
126		ARM, 2.422%, 08/01/34	132
76		ARM, 2.491%, 02/01/35	81
66		ARM, 2.494%, 08/01/36	70
91		ARM, 2.514%, 04/01/35	95
8		ARM, 2.549%, 09/01/27	9
110		ARM, 2.565%, 07/01/46	117
103		ARM, 2.580%, 04/01/33	109
—	(h)	ARM, 2.625%, 08/01/19	—	(h)
187		ARM, 2.632%, 02/01/37	198
116		ARM, 2.634%, 10/01/34	122
139		ARM, 2.685%, 09/01/33	148
196		ARM, 3.043%, 02/01/36	208
5		ARM, 3.748%, 03/01/29	5
		Federal National Mortgage Association, 15 Year, Single Family,
22		4.000%, 05/01/19	24
114		4.500%, 05/01/18 - 05/01/19	118
148		5.000%, 06/01/18 - 04/01/19	155
85		5.500%, 01/01/20 - 06/01/20	88
173		6.000%, 03/01/21 - 01/01/24	189
19		6.500%, 03/01/17 - 08/01/20	19
64		Federal National Mortgage Association, 20 Year, Single Family, 6.500%, 05/01/22	73
		Federal National Mortgage Association, 30 Year, FHA/VA,
12		6.000%, 09/01/33	14

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
19		6.500%, 03/01/29	22
4		8.500%, 02/01/30	4
4		9.000%, 09/01/19 - 12/01/30	4
2		9.500%, 12/01/18	2
		Federal National Mortgage Association, 30 Year, Single Family,
1,565		3.500%, 06/01/43	1,643
47		4.500%, 08/01/33	51
767		5.000%, 07/01/33 - 08/01/40	860
80		5.500%, 12/01/33	92
358		6.000%, 12/01/32 - 09/01/37	413
33		6.500%, 08/01/31	39
5		7.000%, 09/01/27 - 08/01/32	5
8		7.500%, 11/01/22 - 10/01/24	9
304		8.000%, 03/01/21 - 11/01/32	383
5		8.500%, 07/01/24 - 05/01/25	6
—	(h)	9.000%, 04/01/26	—	(h)
2		10.000%, 02/01/24	2
		Federal National Mortgage Association, Other,
472		1.940%, 01/01/17	472
979		2.220%, 12/01/22	994
490		2.240%, 12/01/22	498
649		2.395%, 01/01/22	670
967		2.480%, 06/01/19	1,000
1,000		2.760%, 05/01/21	1,055
1,924		2.764%, 06/01/23	1,995
1,000		2.790%, 05/01/27	1,010
1,000		3.030%, 04/01/27	1,031
1,500		3.100%, 09/01/25	1,570
1,000		3.110%, 12/01/24	1,049
1,000		3.240%, 12/01/26	1,050
1,000		3.290%, 08/01/26	1,054
500		3.340%, 02/01/27	529
1,000		3.380%, 12/01/23	1,077
1,000		3.540%, 10/01/20	1,076
2,283		3.590%, 12/01/20	2,460
1,491		3.760%, 10/01/23 - 11/01/23	1,640
769		4.000%, 07/01/42	827
1,017		4.160%, 03/01/21	1,122
337		4.263%, 06/01/21	372
769		4.300%, 04/01/21	855
969		4.380%, 01/01/21 - 04/01/21	1,080
485		4.390%, 05/01/21	541
60		5.500%, 04/01/38	66
88		6.000%, 03/01/37	100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association II, 30 Year, Single Family,
205	6.000%, 03/20/28 - 09/20/38	234
9	7.500%, 02/20/28 - 09/20/28	10
25	8.000%, 12/20/25 - 08/20/28	29
15	8.500%, 03/20/25 - 05/20/25	18
2	Government National Mortgage Association, 15 Year, Single Family, 6.000%, 10/15/17	2
	Government National Mortgage Association, 30 Year, Single Family,
227	6.000%, 11/15/28 - 12/15/38	257
227	6.500%, 01/15/24 - 12/15/35	264
212	7.000%, 08/15/23 - 06/15/35	246
19	7.500%, 11/15/22 - 09/15/28	22
3	8.000%, 07/15/22 - 08/15/28	3
1	8.500%, 11/15/17	1
4	9.000%, 08/15/16 - 11/15/24	5
62	9.500%, 09/15/18 - 12/15/25	68
580	Government National Mortgage Association, Other, 3.500%, 11/20/33	617

	Total Mortgage Pass-Through Securities (Cost $37,922)	39,626

Supranational — 0.0% (g)
150	African Development Bank, 8.800%, 09/01/19 (Cost $178)	184

U.S. Government Agency Securities — 1.7%
	Federal National Mortgage Association,
1,000	3.932%, 06/01/17 (n)	990
800	5.000%, 05/11/17	840
	Financing Corp. STRIPS,
1,440	1.563%, 05/11/18 (n)	1,409
584	3.446%, 09/26/19 (n)	560
500	3.574%, 04/05/19 (n)	482
	Residual Funding Corp. STRIPS,
250	1.550%, 10/15/19 (n)	237
1,950	1.874%, 07/15/20 (n)	1,824
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,063
333	Tennessee Valley Authority STRIPS, 4.294%, 05/01/19 (n)	319

	Total U.S. Government Agency Securities (Cost $7,530)	7,724

U.S. Treasury Obligations — 31.7%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,284
250	8.750%, 08/15/20	332

SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
	U.S. Treasury Coupon STRIPS,
2,650	1.643%, 11/15/19 (n)	2,538
2,200	1.911%, 02/15/18 (n)	2,165
5,515	1.996%, 05/15/21 (n)	5,118
3,825	2.048%, 08/15/23 (n)	3,373
200	2.082%, 05/15/24 (n)	173
2,150	2.166%, 11/15/23 (n)	1,882
2,985	2.179%, 02/15/20 (n)	2,846
200	2.197%, 05/15/26 (n)	163
12,925	2.279%, 05/15/22 (n)	11,723
3,000	2.302%, 02/15/24 (n)	2,615
10	2.312%, 05/15/28 (n)	8
3,275	2.360%, 02/15/21 (n)	3,059
750	2.477%, 05/15/23 (n)	665
300	2.502%, 02/15/27 (n)	240
8,275	2.552%, 08/15/21 (n)	7,644
2,400	2.585%, 02/15/22 (n)	2,190
1,300	2.607%, 11/15/22 (n)	1,166
1,495	2.669%, 05/15/19 (n)	1,446
200	2.688%, 05/15/25 (n)	168
5,495	2.730%, 02/15/23 (n)	4,901
3,577	2.757%, 08/15/16 (n)	3,569
53	2.825%, 02/15/28 (n)	41
4,350	2.847%, 08/15/19 (n)	4,190
1,000	2.867%, 08/15/22 (n)	902
200	2.968%, 08/15/28 (n)	152
1,224	3.074%, 02/15/17 (n)	1,216
47	3.205%, 08/15/26 (n)	38
10,348	3.224%, 05/15/20 (n)	9,797
14,550	3.257%, 08/15/20 (n)	13,738
300	3.326%, 11/15/26 (n)	241
100	3.523%, 08/15/27 (n)	79
140	3.554%, 11/15/27 (n)	109
1,525	3.615%, 11/15/21 (n)	1,402
400	5.477%, 11/15/16 (n)	398
	U.S. Treasury Inflation Indexed Notes,
617	0.125%, 01/15/22	646
425	1.375%, 01/15/20	492

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes,
593	0.875%, 01/31/18	594
1,500	1.250%, 10/31/18	1,515
2,500	1.500%, 08/31/18	2,541
320	1.500%, 05/31/19	325
7,000	1.750%, 05/15/23	7,103
2,000	1.875%, 11/30/21	2,053
4,000	2.000%, 10/31/21	4,133
5,000	2.000%, 02/15/25	5,116
700	2.375%, 08/15/24	739
350	2.625%, 08/15/20	371
800	2.625%, 11/15/20	850
1,500	2.750%, 11/30/16	1,523
8,500	2.750%, 02/15/19	8,953
1,000	3.125%, 04/30/17	1,028
850	3.125%, 05/15/21	927
7,900	3.250%, 12/31/16	8,068
1,050	3.500%, 02/15/18	1,105
3,050	3.500%, 05/15/20	3,338
400	4.250%, 11/15/17	423

	Total U.S. Treasury Obligations (Cost $138,032)	143,414

SHARES
Short-Term Investment — 5.8%
	Investment Company — 5.8%
26,357	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $26,357)	26,357

	Total Investments — 100.4% (Cost $443,513)	455,025
	Liabilities in Excess of Other Assets — (0.4)%	(2,012)

	NET ASSETS — 100.0%	$453,013

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	95

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2016.
CMBS	— Commercial Mortgage Backed Security
CMO	— Collateralized Mortgage Obligation
CSMC	— Credit Suisse Mortgage Trust
CVR	— Contingent Value Rights
ESOP	— Employee Stock Ownership Program
ETF	— Exchange Traded Fund
FHA	— Federal Housing Administration
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 29, 2016. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SPDR	— Standard & Poor’s Depository Receipts

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2016.
TBA	— To Be Announced
USD	— United States Dollar
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 29, 2016.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(k)	— All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of February 29, 2016.
(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate which is a security in the Fund’s index.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
[1]	— Security matures in 2115.
[2]	— Security matures in 2110.
[3]	— Security matures in 2105.
[4]	— Security matures in 2114.
[5]	— Security matures in 2111.

SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$4,096,403	$270,453		$428,668
Investments in affiliates, at value	124,518	4,986		26,357

Total investment securities, at value	4,220,921	275,439		455,025
Cash	90	—		—
Receivables:
Investment securities sold	2,603	47		61
Interest and dividends from non-affiliates	16,260	678		1,417
Dividends from affiliates	34	—	(a)	6
Other assets	35	—		—

Total Assets	4,239,943	276,164		456,509

LIABILITIES:
Payables:
Due to custodian	—	—		107
Investment securities purchased	23,157	132		3,285
Investment securities purchased — delayed delivery	5,153	—		—
Fund shares redeemed	414	—		—
Variation margin on futures contracts	—	13		—
Unrealized depreciation on unfunded commitments	1	—		—
Accrued liabilities:
Investment advisory fees	397	15		26
Custodian and accounting fees	108	17		36
Trustees’ and Chief Compliance Officer’s fees	5	1		—	(a)
Audit fees	51	32		40
Other	51	2		2

Total Liabilities	29,337	212		3,496

Net Assets	$4,210,606	$275,952		$453,013

Paid-in-Capital	$4,056,638	$152,111		$441,008
Accumulated undistributed (distributions in excess of) net investment income	1,215	962		48
Accumulated net realized gains (losses)	3,098	(11,879)		445
Net unrealized appreciation (depreciation)	149,655	134,758		11,512

Total Net Assets	$4,210,606	$275,952		$453,013

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	398,134	13,240		43,703

Net asset value, offering and redemption price per share (b)	$10.58	$20.84		$10.37

Cost of investments in non-affiliates	$3,946,747	$136,999		$417,156
Cost of investments in affiliates	124,518	3,707		26,357

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	97

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$137,789	$— (a)	$11,866
Dividend income from non-affiliates	—	6,822	—
Dividend income from affiliates	232	109	31

Total investment income	138,021	6,931	11,897

EXPENSES:
Investment advisory fees	13,100	758	1,341
Administration fees	4,367	303	447
Custodian and accounting fees	369	41	151
Professional fees	132	47	69
Trustees’ and Chief Compliance Officer’s fees	34	3	3
Printing and mailing costs	44	6	5
Transfer agent fees	23	3	4
Other	123	13	14

Total expenses	18,192	1,174	2,034

Less fees waived	(12,038)	(875)	(1,416)

Net expenses	6,154	299	618

Net investment income (loss)	131,867	6,632	11,279

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	12,075	35,001	916
Investments in affiliates	—	333	—
Futures	—	(33)	—

Net realized gain (loss)	12,075	35,301	916

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(46,582)	(60,202)	(1,454)
Investments in affiliates	—	(612)	—
Futures	—	(26)	—
Unfunded commitments	48	—	—

Change in net unrealized appreciation/depreciation	(46,534)	(60,840)	(1,454)

Net realized/unrealized gains (losses)	(34,459)	(25,539)	(538)

Change in net assets resulting from operations	$97,408	$(18,907)	$10,741

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$131,867	$132,376	$6,632	$7,241
Net realized gain (loss)	12,075	8,477	35,301	24,571
Change in net unrealized appreciation/depreciation	(46,534)	47,283	(60,840)	20,964

Change in net assets resulting from operations	97,408	188,136	(18,907)	52,776

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(135,958)	(133,647)	(6,719)	(7,023)
From net realized gains	(10,096)	(10,035)	(31,146)	—

Total distributions to shareholders	(146,054)	(143,682)	(37,865)	(7,023)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	810,370	641,786	9,366	11,244
Subscriptions in-kind (See Note 7)	—	14,902	—	—
Distributions reinvested	138,032	139,400	37,865	7,023
Cost of shares redeemed	(670,162)	(724,664)	(81,120)	(64,785)

Change in net assets resulting from capital transactions	278,240	71,424	(33,889)	(46,518)

NET ASSETS:
Change in net assets	229,594	115,878	(90,661)	(765)
Beginning of period	3,981,012	3,865,134	366,613	367,378

End of period	$4,210,606	$3,981,012	$275,952	$366,613

Accumulated undistributed (distributions in excess of) net investment income	$1,215	$5,298	$962	$1,215

SHARE TRANSACTIONS:
Issued	76,020	60,365	384	484
Subscriptions in-kind (See Note 7)	—	1,394	—	—
Reinvested	13,089	13,124	1,719	293
Redeemed	(63,554)	(68,136)	(3,262)	(2,712)

Change in Shares	25,555	6,747	(1,159)	(1,935)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Intermediate Bond Trust
	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,279	$10,009
Net realized gain (loss)	916	887
Change in net unrealized appreciation/depreciation	(1,454)	142

Change in net assets resulting from operations	10,741	11,038

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,609)	(9,939)
From net realized gains	(628)	(1,560)

Total distributions to shareholders	(12,237)	(11,499)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	117,431	60,539
Distributions reinvested	11,334	10,521
Cost of shares redeemed	(51,605)	(41,905)

Change in net assets resulting from capital transactions	77,160	29,155

NET ASSETS:
Change in net assets	75,664	28,694
Beginning of period	377,349	348,655

End of period	$453,013	$377,349

Accumulated undistributed (distributions in excess of) net investment income	$48	$361

SHARE TRANSACTIONS:
Issued	11,315	5,814
Reinvested	1,097	1,012
Redeemed	(4,998)	(4,035)

Change in Shares	7,414	2,791

SEE NOTES TO FINANCIAL STATEMENTS.

100	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Core Bond Trust
Year Ended February 29, 2016	$10.69	$0.32	(d)	$(0.07)	$0.25	$(0.33)	$(0.03)	$—	$(0.36)
Year Ended February 28, 2015	10.57	0.36		0.15	0.51	(0.36)	(0.03)	—	(0.39)
Year Ended February 28, 2014	10.89	0.38		(0.32)	0.06	(0.37)	(0.01)	—	(0.38)
Year Ended February 28, 2013	10.82	0.43		0.08	0.51	(0.43)	(0.01)	—	(0.44)
Year Ended February 29, 2012	10.50	0.50		0.35	0.85	(0.51)	(0.02)	—	(0.53)

Equity Index Trust
Year Ended February 29, 2016	25.46	0.53	(d)	(2.02)	(1.49)	(0.52)	(2.61)	—	(3.13)
Year Ended February 28, 2015	22.49	0.48		2.95	3.43	(0.46)	—	—	(0.46)
Year Ended February 28, 2014	18.32	0.42		4.15	4.57	(0.40)	—	—	(0.40)
Year Ended February 28, 2013	16.53	0.38		1.79	2.17	(0.38)	—	—	(0.38)
Year Ended February 29, 2012	16.10	0.31		0.46	0.77	(0.34)	—	—	(0.34)

Intermediate Bond Trust
Year Ended February 29, 2016	10.40	0.26	(d)	(0.01)	0.25	(0.27)	(0.01)	—	(0.28)
Year Ended February 28, 2015	10.41	0.30		0.04	0.34	(0.30)	(0.05)	—	(0.35)
Year Ended February 28, 2014	10.68	0.32		(0.26)	0.06	(0.32)	(0.01)	—	(0.33)
Year Ended February 28, 2013	10.63	0.36		0.04	0.40	(0.35)	—	—	(0.35)
Year Ended February 29, 2012	10.38	0.43		0.38	0.81	(0.47)	(0.06)	(0.03)	(0.56)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

102	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.58	2.35%	$4,210,606	0.14%	3.03%	0.42%	22%
10.69	4.88	3,981,012	0.14	3.36	0.42	19
10.57	0.58	3,865,134	0.14	3.60	0.42	18
10.89	4.70	3,713,768	0.15	3.97	0.42	16
10.82	8.24	3,458,321	0.15	4.66	0.42	21

20.84	(6.24)	275,952	0.10	2.19	0.39	5
25.46	15.38	366,613	0.10	1.97	0.39	4
22.49	25.21	367,378	0.10	2.01	0.38	5
18.32	13.34	323,335	0.10	2.22	0.38	7
16.53	4.97	301,098	0.10	2.03	0.38	8

10.37	2.47	453,013	0.14	2.53	0.46	27
10.40	3.29	377,349	0.14	2.90	0.47	25
10.41	0.53	348,655	0.14	3.07	0.46	17
10.68	3.76	377,951	0.14	3.33	0.47	15
10.63	7.98	361,305	0.14	4.05	0.48	35

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	103

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Equity Index Trust is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Core Bond Trust and Intermediate Bond Trust at February 29, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

104	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$411,639	$44,464	$456,103
Collateralized Mortgage Obligations
Agency CMO	—	583,917	—	583,917
Non-Agency CMO	—	154,580	21,277	175,857

Total Collateralized Mortgage Obligations	—	738,497	21,277	759,774

Commercial Mortgage-Backed Securities	—	108,137	14,849	122,986
Corporate Bonds
Consumer Discretionary	—	60,579	—	60,579
Consumer Staples	—	43,467	—	43,467
Energy	—	84,809	—	84,809
Financials	—	344,053	—	344,053
Health Care	—	43,254	—	43,254
Industrials	—	66,235	—	66,235
Information Technology	—	50,704	—	50,704
Materials	—	22,672	—	22,672
Telecommunication Services	—	50,892	—	50,892
Utilities	—	66,725	—	66,725

Total Corporate Bonds	—	833,390	—	833,390

Foreign Government Securities	—	52,609	—	52,609
Mortgage Pass-Through Securities	—	698,050	—	698,050
Municipal Bonds	—	10,246	—	10,246
Supranational	—	3,679	—	3,679
U.S. Government Agency Securities	—	97,694	—	97,694
U.S. Treasury Obligations	—	1,056,894	—	1,056,894
Loan Assignments
Consumer Discretionary	—	3,835	—	3,835
Financials	—	—	1,143	1,143

Total Loan Assignments	—	3,835	1,143	4,978

Short-Term Investment
Investment Company	124,518	—	—	124,518

Total Investments in Securities	$124,518	$4,014,670	$81,733	$4,220,921

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	105

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Equity Index Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$35,326	$—	$—	$35,326
Consumer Staples	29,238	—	—	29,238
Energy	18,019	—	—	18,019
Financials	42,534	—	—	42,534
Health Care	40,287	—	—	40,287
Industrials	27,694	—	—	27,694
Information Technology	55,740	—	—	55,740
Materials	7,657	—	—	7,657
Telecommunication Services	7,599	—	—	7,599
Utilities	9,173	—	—	9,173

Total Common Stocks	273,267	—	—	273,267

Exchange Traded Fund	290	—	—	290
Rights
Consumer Staples	—	—	1	1
Short-Term Investments
Investment Company	1,641	—	—	1,641
U.S. Treasury Obligation	—	240	—	240

Total Investments in Securities	$275,198	$240	$1	$275,439

Appreciation in Other Financial Instruments
Futures Contracts	$25	$—	$—	$25

Intermediate Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$56,831	$1,988	$58,819
Collateralized Mortgage Obligations
Agency CMO	—	73,281	—	73,281
Non-Agency CMO	—	9,093	559	9,652

Total Collateralized Mortgage Obligations	—	82,374	559	82,933

Commercial Mortgage-Backed Securities	—	7,792	1,129	8,921
Corporate Bonds
Consumer Discretionary	—	4,690	—	4,690
Consumer Staples	—	3,840	—	3,840
Energy	—	8,075	—	8,075
Financials	—	40,825	—	40,825
Health Care	—	3,856	—	3,856
Industrials	—	5,518	—	5,518
Information Technology	—	4,278	—	4,278
Materials	—	1,905	—	1,905
Telecommunication Services	—	4,296	—	4,296
Utilities	—	5,282	—	5,282

Total Corporate Bonds	—	82,565	—	82,565

Foreign Government Securities	—	4,482	—	4,482
Mortgage Pass-Through Securities	—	39,626	—	39,626
Supranational	—	184	—	184
U.S. Government Agency Securities	—	7,724	—	7,724
U.S. Treasury Obligations	—	143,414	—	143,414
Short-Term Investment
Investment Company	26,357	—	—	26,357

Total Investments in Securities	$26,357	$424,992	$3,676	$455,025

106	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the year.

For each of the Funds, there were no transfers between levels 1 and 2 during the year ended February 29, 2016.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 28, 2015	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$140,370	$—	(a)	$(1,249)	$(289)	$28,688		$(38,452)	$—	$(84,604)	$44,464
Collateralized Mortgage Obligations — Non-Agency CMO	43,718	198		(259)	(83)	530		(11,492)	—	(11,335)	21,277
Commercial Mortgage-Backed Securities	18,375	—		(285)	(1,464)	4,740		—	—	(6,517)	14,849
Corporate Bonds — Industrials	3,141	—		—	—	—		—	—	(3,141)	—
Corporate Bonds — Telecommunication Services	1,772	—		(30)	—	—		(1,742)	—	—	—
Loan Assignments — Financials	10,515	—		46	— (a)	4,298		(13,716)	—	—	1,143

	$217,891	$198		$(1,777)	$(1,836)	$38,256		$(65,402)	$—	$(105,597)	$81,733

Intermediate Bond Trust	Balance as of February 28, 2015	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$9,251	$—	(a)	$(33)	$1	$1,665		$(2,760)	$—	$(6,136)	$1,988
Collateralized Mortgage Obligations — Non-Agency CMO	1,117	—		(5)	8	—	(a)	(278)	—	(283)	559
Commercial Mortgage-Backed Securities	892	—		(2)	(53)	847		—	—	(555)	1,129
Corporate Bonds — Industrials	884	—		—	—	—		—	—	(884)	—

	$12,144	$—	(a)	$(40)	$(44)	$2,512		$(3,038)	$—	$(7,858)	$3,676

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers from level 3 to level 2 are due to an increase in market activity (e.g. frequency of trades) which resulted in available market inputs to determine price for the year ended February 29, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 29, 2016, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(1,396)
Intermediate Bond Trust	(40)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$40,436	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (1.71%)
			Constant Default Rate	0.00% - 50.00% (12.68%)
			Yield (Discount Rate of Cash Flows)	1.78% - 7.48% (4.36%)
			Projected Principal Writedown	0.00% - 76.31% (5.30%)

Asset-Backed Securities	40,436

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	20,561	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (10.22%)
			Constant Default Rate	0.00% - 7.91% (3.90%)
			PSA Prepayment Model	395.00% (395.00%)
			Yield (Discount Rate of Cash Flows)	0.74% -59.37% (5.78%)

Collateralized Mortgage Obligations	20,561

	9,990	Discounted Cash Flow	Constant Prepayment Rate	0.00% -100.00% (24.00%)
			Yield (Discount Rate of Cash Flows)	0.61 - 7.35% (4.13%)

Commercial Mortgage-Backed Securities	9,990

Total	$70,987

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $10,746,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,736	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (2.82%)
			Constant Default Rate	0.00% - 50.00% (21.38%)
			Projected Principal Writedown	0.00% (0.00%)

Asset-Backed Securities	1,736

	531	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 30.00% (7.62%)
			Constant Default Rate	0.00% - 7.51% (2.15%)
			Yield (Discount Rate of Cash Flows)	2.00% - 59.37% (3.28%)

Collateralized Mortgage Obligations	531

	627	Discounted Cash Flow	Constant Prepayment Rate	0.00 - 100.00% (4.93%)
			Yield (Discount Rate of Cash Flows)	1.21% - 5.16% (4.41%)

Commercial Mortgage-Backed Securities	627

Total	$2,894

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $782,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 29, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

108	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

C. When Issued, Delayed Delivery Securities and Forward Commitments — Core Bond Trust and Intermediate Bond Trust purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until settlement date.

Core Bond Trust had a TBA purchase commitment outstanding as of February 29, 2016, which is shown as Payable for investment securities purchased-delayed delivery securities, on the Statements of Assets and Liabilities. The value of this security held at February 29, 2016 is detailed on the SOIs.

Intermediate Bond Trust did not have forward commitments nor delayed delivery securities outstanding as of February 29, 2016.

D. Loan Assignments — Core Bond Trust and Intermediate Bond Trust may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

E. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 29, 2016, Core Bond Trust had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower (amounts in thousands):

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Tricon Capital Group, Inc.	Revolving Loan	06/12/17	0.500%	3.439%	$151	$150	$1,149	$1,143	$1,300	$1,293

F. Futures Contracts — Equity Index Trust used index futures contracts to gain or reduce exposure to its index, maintain liquidity or minimize transaction costs. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of Equity Index Trust’s futures contracts activity during the year ended February 29, 2016 (amounts in thousands):

Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$2,542
Ending Notional Balance Long	1,833

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

G. Investment Transactions with Affiliates — An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers (amounts in thousands)

Affiliate	Value at February 28, 2015	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend/ Interest Income	Shares at February 29, 2016	Value at February 29, 2016
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$177,183	$1,140,913	$1,193,578	$—	$232	124,518	$124,518

Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$4,459	$—	$835	$333	$106	59	$3,345
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	2,091	19,541	19,991	—	3	1,641	1,641

	$6,550	$19,541	$20,826	$333	$109	1,700	$4,986

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$30,495	$155,205	$159,343	$—	$31	26,357	$26,357

*	Investment in affiliate which is a security in the Fund’s index.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

110	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly, except for Equity Index Trust, for which distributions are generally declared and paid quarterly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Trust	$—		$8	$(8)
Equity Index Trust	—	(a)	(166)	166
Intermediate Bond Trust	—		17	(17)

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to investments in real estate investments trusts and treasury inflation protected securities (“TIPS”) deflationary adjustments.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged with and into JPMIM, and JPMIM became the Funds’ administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 29, 2016, and are in place until at least until June 30, 2017.

For the year ended February 29, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$7,275	$4,367	$11,642
Equity Index Trust	567	303	870
Intermediate Bond Trust	918	447	1,365

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser and Administrator waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 29, 2016 were as follows (amounts in thousands):

Core Bond Trust	$396
Equity Index Trust	5
Intermediate Bond Trust	51

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2016, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 29, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$893,199	$693,216	$265,171	$235,726
Equity Index Trust	15,349	79,421	—	—
Intermediate Bond Trust	131,572	72,870	63,956	40,550

112	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$4,071,290	$183,245	$33,614	$149,631
Equity Index Trust	155,207	125,825	5,593	120,232
Intermediate Bond Trust	443,518	13,347	1,840	11,507

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to non-taxable dividends, TIPS deflationary adjustments and wash sale loss deferrals.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$136,123	$9,931	$146,054
Equity Index Trust	6,719	31,146	37,865
Intermediate Bond Trust	11,613	624	12,237

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$134,266	$9,416	$143,682
Equity Index Trust	7,023	—	7,023
Intermediate Bond Trust	9,942	1,557	11,499

As of February 29, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$1,270	$3,724	$149,630
Equity Index Trust	968	2,695	120,232
Intermediate Bond Trust	68	436	11,507

The cumulative timing differences primarily consist of non-taxable dividends, trustee deferred compensation and wash sale loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 29, 2016, the Funds did not have any post-enactment net capital loss carryforwards.

During the year ended February 29, 2016, the following Fund utilized pre-enactment capital loss carryforwards as follows (amounts in thousands):

Equity Index Trust	$229

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

For the year ended February 29, 2016, the following Funds deferred to March 1, 2016 post-October capital losses of (amounts in thousands):

Short-Term
Core Bond Trust	$606
Equity Index Trust	50

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 29, 2016, the Adviser and/or affiliate held shares on behalf of certain of its clients representing 100% of each Fund’s net assets.

Risks applicable only to Equity Index Trust:

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

7. Transfers-In-Kind

On May 28, 2014, certain shareholders purchased shares of Core Bond Trust. The portfolio securities were received primarily by means of a subscription in-kind in exchange for shares of the Fund. Portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

Date	Market Value	Type
May 28, 2014	$14,902	Subscription-in-kind

114	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and the Shareholders of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust (each a separate fund of JPMorgan Institutional Trust) (hereafter referred to as the “Funds”) at February 29, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2016

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	115

TRUSTEES

(Unaudited)

The following table includes additional information on the Funds’ Trustees.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	148	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	148	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	148	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	148	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

116	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	148	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (148 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	117

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)*	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, JPMorgan Funds Management, Inc. since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, JPMorgan Funds Management, Inc. since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, JPMorgan Funds Management, Inc. since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

118	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,022.90	$0.70	0.14%
Hypothetical	1,000.00	1,024.17	0.70	0.14

Equity Index Trust
Actual	1,000.00	990.30	0.49	0.10
Hypothetical	1,000.00	1,024.37	0.50	0.10

Intermediate Bond Trust
Actual	1,000.00	1,018.50	0.70	0.14
Hypothetical	1,000.00	1,024.17	0.70	0.14

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	119

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Dividends Received Deductions (DRD)

The Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the 70% dividends received deductions for corporate shareholders for the fiscal year ended February 29, 2016:

Dividends Received Deduction
Equity Index Trust	100.00%

Long Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2016 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Trust	$9,931
Equity Index Trust	31,146
Intermediate Bond Trust	624

Qualified Dividend Income (QDI)

Each fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended February 29, 2016 (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$6,719

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2016:

Income from U.S. Treasury Obligations
Core Bond Trust	21.05%
Intermediate Bond Trust	26.09

120	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 29, 2016

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. February 2016.	AN-INSTT-216

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Mitchell Merin. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2016 – $135,135

2015 – $133,710

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2016 – $19,250

2015 – $25,140

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2016 – $28,447

2015 – $26,768

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 29, 2016 and February 28, 2015, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2016 – Not applicable

2015 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the

Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2016 – 0.0%

2015 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2015 - $30.7 million

2014 - $30.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 5, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 5, 2016